As filed with the U.S. Securities and Exchange Commission on November 16, 2001

                                              1940 Act Registration No. 811-4062
                                                       1933 Act File No. 2-92136

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X

     Pre-Effective Amendment No.

     Post-Effective Amendment No. 35                                          X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X

     Amendment No. 38


                        (Check appropriate box or boxes)


                                 GAM Funds, Inc.
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                    135 East 57th Street, New York, NY 10022
                    ----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 407-4600
                                 --------------
              (Registrant's Telephone Number, including Area Code)

            GAM Funds, Inc., 135 East 57th Street, New York, NY 10022
            ---------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Public Offering: As soon as practical after the effective date of this amendment to the registration statement.

It is proposed that this filing will become effective (check  appropriate  box):

   ____ immediately upon filing pursuant to paragraph (b) of Rule 485

   ____ on (date) pursuant to paragraph (b) of Rule 485

   ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   ____ on (date) pursuant to paragraph (a)(1) of Rule 485

   _X__ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

   ____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                      GLOBAL ASSET MANAGEMENT
          GAM GLOBAL FUND                                 GAM FUNDS, INC.


         GAM INTERNATIONAL                         PROSPECTUS o JANUARY __, 2002
               FUND


         GAM PACIFIC BASIN
               FUND

         GAM JAPAN CAPITAL
               FUND

          GAM EUROPE FUND

           GAM AMERICAN
            FOCUS FUND

         GAMERICA CAPITAL
               FUND


   GAM AMERICAN FOCUS LONG/SHORT
               FUND

GAM Funds, Inc. (the "Company") is a diversified, open-end investment company. The Company offers investors the opportunity to invest in eight different portfolios (the "Funds") which invest primarily in equity securities. Shares of one portfolio may be exchanged for shares of the same class of another portfolio.

The Funds described in this Prospectus, other than GAM American Focus Fund and GAM American Focus Long/Short Fund, are managed by GAM International Management Limited ("GIML"). The GAM American Focus Fund and GAM American Focus Long/Short Fund are managed by Global Asset Management (USA) Inc. ("GAM USA"). GIML and GAM USA are collectively referred to as the "Investment Advisors." GAM Services, Inc. ("GAM Services"), an affiliate of GAM USA and GIML, serves as the principal underwriter for the Funds' securities.


Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved the Funds' shares as an investment. Neither the SEC nor any state security commission has determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Funds involve investment risk, including the possible loss of principal.

Table of Contents

I.       RISK AND RETURN SUMMARY

              GAM Global Fund


              GAM International Fund

              GAM Pacific Basin Fund


              GAM Japan Capital Fund

              GAM Europe Fund

              GAM American Focus Fund

              GAMerica Capital Fund

              GAM American Focus Long/Short Fund

II.      MANAGEMENT OF THE FUNDS

III.     SHAREHOLDER INFORMATION

              Choosing the appropriate share class

              How to buy shares

              How to sell shares

              How to exchange shares

              Account services

              Dividends and tax matters

IV.      FINANCIAL HIGHLIGHTS


                                     - 2 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

I.   RISK AND RETURN SUMMARY
================================================================================

GAM GLOBAL FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in any country of the world, including the United States, Canada, Europe and the Pacific Basin. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

If the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. To determine the relative attractiveness of stocks versus bonds, the investment advisor compares the stock's earnings yield to short- and long-term interest rates. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting either a stock or bond, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries and sectors are avoided when the investment advisor regards them as too risky based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. The investment advisor seeks growth stocks at reasonable prices. Generally, the investment advisor prefers companies with:

o Good industry fundamentals (sound balance sheet; solid earnings record; strong forecasted earnings growth)

o "Pricing power" (the ability to raise prices at or above the rate of inflation)

o    High market share

o Some degree of "organic" growth not tied to the overall state of the economy (strength of the ongoing business itself absent growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company indicates a change in the company's prospects. For example, a loss of market share or less-than-expected or negative earnings growth would indicate a deterioration of fundamentals. Sales are also triggered when a company reaches a high price per earnings ratio relative to earnings growth and interest rates.

The investment advisor does not screen potential companies based on size of the company. Rather, the investment advisor takes into account its ability to purchase or sell the company's stock with relative ease within a short time frame.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

                                     - 3 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Information There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o Commissions and fees Brokerage fees and commissions are generally higher abroad than in the U.S.

o Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o Interest rate risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.



                                     - 4 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                                 GAM GLOBAL FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                    GAM Global Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        92               -4.65
        93               75.3
        94              -16.15
        95               36.25
        96               12.74
        97               34.95
        98                2.57
        99               14.23
        00              -16.34
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         _____% in ___ quarter of ____
Lowest Performing Quarter:          _____% in ___ quarter of ____


The MSCI World Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAM GLOBAL FUND

1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the MSCI World Index

As of December 31, 2001


                                                                                                    10 Year
Class                                                                                          (or Life-of-Class
   (inception date)                                        1 Year            5 Year         if less than 10 Years)

A Shares (May 28, 1986)                                    _____%            _____%                 _____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                    _____%             N/A                   _____%*
   (with deferred sales charge)

C Shares (May 19, 1998)                                    _____%             N/A                   _____%*
   (with sales load of 1% and deferred sales charge)

D Shares (October 6, 1995)                                 _____%            _____%                 _____%*
   (after maximum sales load of 3.5%)

MSCI World Index**                                         _____%            _____%                 _____%

* Returns of MSCI World Index were for the Life-of-Class B: ____%, C: ____% and D: ____%.

** The MSCI World Index is an unmanaged, broad-based index of foreign and domestic securities and includes reinvestment of dividends. Investors may not purchase indices directly.

                                     - 5 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Global Fund Investor Expenses
Shareholder Transaction Expenses



                                               CLASS A         CLASS B         CLASS C         CLASS D         CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%            5.00%          2.00%            3.50%           0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%            0.00%          1.00%            3.50%           0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*           5.00%          1.00%            0.00%           0.00%

Redemption Fee (paid directly from
your investment upon redemption)**              1.00%            0.00%          0.00%            1.00%           0.00%


* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.


Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)*
-----------------------------------------------------------------------------------------------------------------------

Management Fees                                 1.00%            1.00%          1.00%            1.00%           1.00%
Distribution (12b-1) Fees                       0.30%            1.00%          1.00%            0.50%           0.00%
Other Expenses                                 __.__%           __.__%         __.__%           __.__%          __.__%
Total Fund Operating Expenses                  __.__%           __.__%         __.__%           __.__%          __.__%

* The Class Y shares are a new class of shares, so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAM Global Fund



                              CLASS A*           CLASS B**             CLASS C             CLASS D*              CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


                                     - 6 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                              CLASS A*           CLASS B**             CLASS C             CLASS D*              CLASS Y

EXAMPLE #2

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.
** The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."


                                     - 7 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

The frequency of short sales will vary substantially under different market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.


o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell "put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase sagreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

                                     - 8 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.


                                     - 9 -
                                     =====
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                             GAM INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in common stocks of companies in any country of the world, other than the United States--normally Canada, Europe and the Pacific Basin. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. To determine the relative attractiveness of stocks versus bonds, the investment advisor compares the stock's earnings yield to short- and long-term interest rates. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting either a stock or bond, the investment advisor uses a "top down" three-step approach screening potential investments by country, sector and security. Countries and sectors are avoided when the investment advisor regards them as too risky based on an economic analysis that examines, among other factors, interest rates, growth rates, the inflation outlook and the strength of the currency. The investment advisor seeks growth stocks at reasonable prices. Generally, the investment advisor prefers companies with:

o Good industry fundamentals (sound balance sheet; solid earnings record; strong forecasted earnings growth)

o "Pricing power" (the ability to raise prices at or above the rate of inflation)

o    High market share

o Some degree of "organic" growth not tied to the overall state of the economy (strength of the ongoing business itself absent growth tied to mergers and acquisitions)

Sales are triggered by an assessment that the security is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when news on the company indicates a change in the company's prospects. For example, a loss of market share or less-than-expected or negative earnings growth would indicate a deterioration of fundamentals. Sales are also triggered when a company reaches a high price per earnings ratio relative to earnings growth and interest rates.

The investment advisor does not screen potential companies based on size of the company. Rather, the investment advisor takes into account its ability to purchase or sell the company's stock with relative ease within a short time frame.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o Information There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

                                     - 10 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o Commissions and fees Brokerage fees and commissions are generally higher abroad than in the U.S.

o Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                     - 11 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                             GAM INTERNATIONAL FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                    GAM International Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        92                3.08
        93               79.96
        94              -10.23
        95               30.09
        96                8.98
        97               28.93
        98                7.22
        99                6.99
        00              -22.74
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         ____% in ___ quarter of ____
Lowest Performing Quarter:          ____% in ___ quarter of ____


The MSCI EAFE Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAM INTERNATIONAL FUND

1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the MSCI EAFE Index

As of December 31, 2001



                                                                                                    10 Year
Class                                                                                          (or Life-of-Class
   (inception date)                                        1 Year            5 Year         if less than 10 Years)

A Shares (January 2, 1985)                                  ____%            ____%                   ____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                     ____%             N/A                    ____%*
   (with deferred sales charge)

C Shares (May 19, 1998)                                     ____%             N/A                    ____%*
   (with sales load of 1% and deferred sales charge)

D Shares (September 18, 1995)                               ____%            ____%                   ____%*
   (after maximum sales load of 3.5%)

MSCI EAFE Index**                                           ____%            ____%                   ____%



* Returns of MSCI EAFE Index were for the Life-of-Class B: ____%, C: ____% and D: ____%.

** The MSCI EAFE (Europe, Australia, Far East) Index is an unmanaged index of foreign stocks in Austria, Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand,
     Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK and includes reinvestment of dividends. Investors may not purchase indices directly.

                                     - 12 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM International Fund Investor Expenses
Shareholder Transaction Expenses



                                              CLASS A         CLASS B          CLASS C           CLASS D           CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%          5.00%            2.00%             3.50%             0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%          0.00%            1.00%             3.50%             0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*         5.00%            1.00%             0.00%             0.00%

Redemption Fee (paid directly from
your investment upon redemption)**              1.00%          0.00%            0.00%             1.00%             0.00%



* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.




Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)*
-------------------------------------------------------------------------------------------------------------- ----------------
Management Fees                                 1.00%          1.00%            1.00%             1.00%             1.00%
Distribution (12b-1) Fees                       0.30%          1.00%            1.00%             0.50%             0.00%
Other Expenses                                 __.__%         __.__%           __.__%            __.__%            __.__%
Total Fund Operating Expenses                  __.__%         __.__%           __.__%            __.__%            __.__%




* The Class Y shares are a new class of shares so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.


Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAM International Fund



                              CLASS A*           CLASS B**             CLASS C              CLASS D*            CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


                                     - 13 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685


EXAMPLE #2

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.
** The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."


                                     - 14 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

The frequency of short sales will vary substantially under different market conditions, and no specified portion of Fund assets as a matter of practice will be committed to short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell "put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.


o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.


                                     - 15 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                     - 16 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAM PACIFIC BASIN FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Australia and New Zealand. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. The Fund has a fundamental policy of concentrating at least 25% of its assets in the financial services sector. Thus, more than 25% of the value of the total assets of the Fund will ordinarily be invested in the financial services sector, which sector includes banking, financial services, insurance and real estate.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic environment and attempts to exclude speculative and highly illiquid countries. Specific sectors and stocks are excluded when viewed as over-valued. Within those markets identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o    Experience and shareholder focus of company management

o Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth o Competitive position within the industry

o    Price of the stock  compared  to  forecasted  growth  rate

o    Liquidity as measured by market capitalization and daily trading volume

o    Capability of management

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in cash flow per share than the benchmark index (MSCI Pacific Index). Companies selected tend to have large market capitalizations with high liquidity, although the Fund is not restricted in terms of the size of the companies in which it invests. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. A deterioration of fundamentals occurs when, for example, management leaves, the industry goes into a decline, or the company becomes overvalued by the markets. Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Since the Fund invests principally in the Pacific Basin, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes, or similar items.

o Information There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

                                     - 17 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o Commissions and fees Brokerage fees and commissions are generally higher abroad than in the U.S.

o Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.


o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.


o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risks may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

Since  the Fund will  concentrate  its  investments  in the  financial  services sector, it may be subject to greater share price fluctuations than a non-concentrated fund and there is the risk that the Fund will perform poorly during a downturn in that sector. Also, changes in government policies and regulation, interest rates, currency exchange rates, and other factors affecting the financial markets may affect businesses in the finance sector more significantly. In addition, as the Fund's investments are concentrated in investments in the financial services sector in the Pacific Basin, the Fund may be more volatile than a more diversified Pacific Basin sector fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing. Also, the Fund may only be appropriate if you can tolerate concentrated investments in a single market sector within the Pacific Basin region. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

                                     - 18 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                             GAM PACIFIC BASIN FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                    GAM Pacific Basin Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        92               -0.37
        93               51.52
        94                7.41
        95                4.5
        96               -0.39
        97              -30.0
        98               -3.99
        99               74.91
        00              -23.21
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         ____% in ___ quarter of ____
Lowest Performing Quarter:          ____% in ___ quarter of ____


The MSCI Pacific Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAM PACIFIC BASIN FUND

1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the MSCI Pacific Index

As of December 31, 2001

                                                                                                    10 Year
Class                                                                                          (or Life-of-Class
   (inception date)                                        1 Year            5 Year         if less than 10 Years)
A Shares (May 6, 1987)                                      ____%            ____%                  ____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                     ____%             N/A                   ____%*
   (after deferred sales charge)

C Shares (June 1, 1998)                                     ____%             N/A                   ____%*
   (with sales load of 1% and deferred sales charge)

D Shares (October 18, 1995)                                 ____%            ____%                  ____%*
   (after maximum sales load of 3.5%)

MSCI Pacific Index**                                        ____%            ____%                  ____%


* Returns of MSCI Pacific Index were for the Life-of-Class B: ____%; C: ____% and D: ____%.

** The MSCI Pacific Index is an unmanaged index of securities listed on the stock exchanges of Australia, Hong Kong, Japan, New Zealand and Singapore/Malaysia and includes reinvestment of dividends. Investors may not purchase indices directly.


                                     - 19 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Pacific Basin Fund Investor Expenses
Shareholder Transaction Expenses



                                              CLASS A         CLASS B          CLASS C           CLASS D           CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%           5.00%          2.00%              3.50%             0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%           0.00%          1.00%              3.50%             0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*          5.00%          1.00%              0.00%             0.00%

Redemption Fee (paid directly from
your investment upon redemption)**              1.00%           0.00%          0.00%              1.00%             0.00%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.

Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)*
-------------------------------------------------------------------------------------------------------------- ----------------
Management Fees                                 1.00%           1.00%          1.00%              1.00%             1.00%
Distribution (12b-1) Fees                       0.30%           1.00%          1.00%              0.50%             0.00%
Other Expenses                                 __.__%          __.__%         __.__%             __.__%            __.__%
Total Fund Operating Expenses                  __.__%          __.__%         __.__%             __.__%            __.__%


* The Class Y shares are a new class of shares, so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.


Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAM Pacific Basin Fund


                              CLASS A*          CLASS B**             CLASS C            CLASS D*         CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


                                     - 20 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685


EXAMPLE #2


----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.
** The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."



                                     - 21 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.


RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

o Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio

                                     - 22 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685 turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                     - 23 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAM JAPAN CAPITAL FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in Japan.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

In selecting investments for the Fund, the investment advisor looks first at the economic environment and attempts to exclude sectors and stocks viewed as over-valued. Within those areas identified for investment, the investment advisor employs a fundamental investment process focusing on factors such as:

o    Experience and shareholder focus of company management

o Financial health including the strength of the balance sheet, cash flow, earnings quality and long-term growth

o    Competitive position within the industry

o    Price of the stock  compared  to  forecasted  growth  rate

o    Liquidity as measured by market capitalization and daily trading volume

Stocks selected tend to have higher return on equity, higher growth in earnings per share and higher growth in book value per share than the benchmark index (Tokyo Stock Exchange Index). Companies selected tend to have a market capitalization of over $1 billion, although the Fund is not restricted in terms of the size of the companies in which it invests. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. For example, fundamental prospects are considered to have deteriorated when the company has been discounted in value in terms of its price per earnings ratio.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Since the Fund invests principally in Japan, it will be impacted by national events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes or similar items.

o Information There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

o Commissions and fees Brokerage fees and commissions are generally higher abroad than in the U.S.

                                     - 24 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                     - 25 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                             GAM JAPAN CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                    GAM Japan Capital Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        95                6.45
        96                0.15
        97               -2.58
        98               -2.75
        99               87.05
        00              -32.30
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         ____% in ___ quarter of ____
Lowest Performing Quarter:          ____% in ___ quarter of ____


The Tokyo Stock Exchange Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAM JAPAN CAPITAL FUND


1-, 5-, and Life-of-Class Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the Tokyo Stock Exchange
As of December 31, 2001

Class
   (inception date)                                        1 Year            5 Year              Life-of-Class
A Shares (July 1, 1994)                                     ____%            ____%                  ____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                     ____%             N/A                   ____%*
   (after deferred sales charge)

C Shares (May 19, 1998)                                     ____%             N/A                   ____%*
   (with sales load of 1% and deferred sales charge)

Tokyo Stock Exchange Index**                                ____%            ____%                  ____%


*    Returns of Tokyo Stock Exchange Index (TOPIX) were for the Life-of-Class B:
     ____% and C: ____%.

** The Index (TOPIX) is an unmanaged composite index of companies listed on the First Section of the Tokyo Stock Exchange and includes reinvestment of dividends. Investors may not purchase indices directly.

                                     - 26 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Japan Capital Fund Investor Expenses
Shareholder Transaction Expenses



                                               CLASS A           CLASS B            CLASS C             CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%             5.00%             2.00%               0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%             0.00%             1.00%               0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*            5.00%             1.00%               0.00%

Redemption Fee (paid directly from
your investment upon redemption)**              1.00%             0.00%             0.00%               0.00%


* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.


Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)*
----------------------------------------------------------------------------------------------------------------------
Management Fees                                 1.00%             1.00%             1.00%               1.00%
Distribution (12b-1) Fees                       0.30%             1.00%             1.00%               0.00%
Other Expenses                                 __.__%            __.__%            __.__%              __.__%
Total Fund Operating Expenses                  __.__%            __.__%            __.__%              __.__%

* The Class Y shares are a new class of shares, so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.


Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAM Japan Capital Fund



                                CLASS A*               CLASS B**                CLASS C                CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


                                     - 27 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

EXAMPLE #2

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.
** The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."


                                     - 28 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.


RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

o Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

                                     - 29 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                     - 30 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAM EUROPE FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in Europe including the United Kingdom, Ireland, France, Germany, the Netherlands, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia. Under normal market conditions, the Fund will invest in stocks issued in at least three different countries. In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The investment advisor combines top-down and bottom-up analysis. Country and sector allocation are integrated into the process, but stock selection is the primary factor influencing Fund composition. Country selection is a result of stock and industry selection. Each stock is evaluated relative to its peer group, its earnings history and its growth potential. Company visits are an important part of the selection process. Stocks selected tend to have the following characteristics:

o    Strong business with a leadership position in their field

o    Attractive valuations

o    Good quality management

o    Strong company franchise, strong operating environment and prospects

The investment advisor does not screen based on size of the company. Rather, the investment advisor takes into account its ability to purchase or sell the company's stock with relative ease within a short period of time. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated. For example, prospects are considered to have deteriorated when the company becomes overvalued. Sales are also triggered when the investment advisor determines that there may be better opportunities elsewhere.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock and bond prices fluctuate in response to many factors including interest rates, general economic conditions, investor perceptions and market liquidity. Investing in foreign securities generally involves greater risk than investing in U.S. securities. Since the Fund invests principally in Europe, it will be impacted by regional events there to a greater extent than a more broadly diversified fund. Foreign securities prices may vary more widely than those of U.S. securities because of economic, financial, political or social factors including:

o Political conditions Government regulation or action may adversely affect foreign markets through the imposition of capital controls, the nationalization of companies or industries, excessive taxes or similar items.

o Information There is likely to be less available information about foreign securities than is available about U.S. companies. Foreign companies may not be subject to the same accounting standards as U.S. companies. Foreign issuers may be subject to less stringent government supervision or regulation of financial markets and business practices than U.S. issuers.

o Liquidity Non-U.S. securities may trade on small exchanges less well regulated than U.S. exchanges, may be more difficult to buy or sell on a particular day and may be more volatile than U.S. securities.

                                     - 31 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Commissions and fees Brokerage fees and commissions are generally higher abroad than in the U.S.

o Emerging markets Countries in emerging markets may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of issues.

o Currency Fluctuations in currencies, local withholding and other taxes may adversely impact the price of the Fund's investment.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock and foreign investing.

                                     - 32 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                                 GAM EUROPE FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                    GAM Europe Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        92               -4.91
        93               22.68
        94               -3.11
        95               16.77
        96               21.32
        97               27.55
        98               10.7
        99               16.21
        00                4.61
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         ____% in ___ quarter of ____
Lowest Performing Quarter:          ____% in ___ quarter of ____


The MSCI Europe Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAM EUROPE FUND


1-, 5-, and 10-Year  (or  Life-of-Class)  Average  Annual  Total  Return for all
Relevant  Share  Classes  Plus a  Comparison  to the MSCI Europe  Exchange
As of December 31, 2001


                                                                                                    10 Year
Class                                                                                          (or Life-of-Class
   (inception date)                                        1 Year            5 Year         if less than 10 years)
A Shares (January 1, 1990)                                  ____%            ____%                  ____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                     ____%             N/A                   ____%*
   (after deferred sales charge)

C Shares (May 20, 1998)                                     ____%             N/A                   ____%*
   (after sales load of 1% and deferred sales charge)

MSCI Europe Index**                                         ____%            ____%                  ____%

*    Returns of MSCI  Europe  Index were for the  Life-of-Class  B: ____% and C:
     ____%.

** The MSCI Europe Index is an unmanaged index of securities listed on the stock exchanges of 15 European countries and includes reinvestment of dividends. Investors may not purchase indices directly.

                                     - 33 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM Europe Fund Investor Expenses
Shareholder Transaction Expenses



                                               CLASS A           CLASS B            CLASS C             CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%             5.00%             2.00%               0.00%

Maximum Front-End Sales Charge (as a
percentage of the offering price)               5.50%             0.00%             1.00%               0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*            5.00%             1.00%               0.00%

Redemption Fee (paid directly from
your investment upon redemption)**              1.00%             0.00%             0.00%               0.00%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."
**   For shares redeemed or exchanged within 90 days of the date of purchase.


Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)*
----------------------------------------------------------------------------------------------------------------------
Management Fees                                 1.00%             1.00%             1.00%               1.00%
Distribution (12b-1) Fees                       0.30%             1.00%             1.00%               0.00%
Other Expenses                                 __.__%            __.__%            __.__%              __.__%
Total Fund Operating Expenses                  __.__%            __.__%            __.__%              __.__%

* The Class Y shares are a new class of shares, so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.


Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAM Europe Fund



                                CLASS A*               CLASS B**                CLASS C                CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years



                                     - 34 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

EXAMPLE #2

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the date of purchase.
** The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."


                                     - 35 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.


RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of foreign securities, and there is no assurance that such hedging attempts will be successful.

o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

o Small and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

                                     - 36 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                     - 37 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAM American Focus Fund
(previously the GAM North America Fund)

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in investments that are economically tied to the United States and Canada. A company will be considered economically tied to such countries if a) at least 50% of the company's assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country; b) the principal trading market for the company's securities is in the country; or
c) the company is incorporated under the laws of the country.


The Fund invests primarily in the stocks of selected large and mid-capitalization North American companies. The Fund may overweight or underweight certain economic sectors relative to the benchmark S&P 500 Composite Index. The Fund may purchase stocks of small-capitalization companies in the United States and Canada if consistent with the fundamentals stated above.

The Fund's investment advisor uses a four-step investment process in order to determine which stocks to buy for the Fund.

Step 1:  Determining the investable universe

Screening for acceptable trading liquidity and minimum market capitalization identifies the investable universe of stocks. The universe consists primarily of the S&P 500 Composite Index plus other stocks with similar characteristics and totals approximately 650 large- and mid-capitalization stocks. The Fund's investment advisor then applies its own proprietary screening and ranking process to this universe.

Step 2:  Stock selection

In identifying which stocks to buy, the Fund's investment advisor considers three elements of true value. These are: the return on capital (an assessment of each company's operating condition); the cost of capital (an assessment of the return on capital that is required on the company's capital investments commensurate with the riskiness of the company); and market expectations of future performance (valuation measures to assess the degree of investment opportunity).

The process is based on "economic profit" measures in determining true value and uncovering investment opportunities, as opposed to traditional accounting-based measures, such as price/earnings, earnings growth and reported book value. The investment advisor believes that such traditional measures are only the starting point for analysis and fail to capture the vital linkage of the income statement, balance sheet, capital investment, risk and valuation.

The process also recognizes that superior investment performance can be achieved by identifying good companies (improving return on capital, steady or decreasing risk) that are also good stocks (low market expectations) and selling those that are neither good companies nor good stocks. In this regard, the investment advisor uses a contrarian orientation with a keen focus on reversal points to maximize performance on purchases and sales.

Step 3:  Portfolio construction and risk control

To determine the optimal weighting of each of the stocks identified as purchases and sales, the Fund's investment advisor takes into account:

o    Expected appreciation potential
o    Possible valuation downside
o    Fundamental risk profile
o    Price volatility
o    Correlations
o    Impact on the overall portfolio

The Fund's investment advisor seeks to derive performance from the magnitude of the net exposure to the stock market. The advisor varies the net exposure to the market in order to maximize capital appreciation and to preserve capital, when deemed necessary.

Step 4:  Portfolio monitoring

The Fund's investment advisor continually monitors the contribution to the overall performance of the portfolio from each position and net exposure. This is crucial to the control of risk and return. The advisor draws on past experience by assessing both risk and sources of return and performing real time detailed evaluations of how decisions have paid off.

                                     - 38 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Results are illustrated transparently and provide insights for future decisions.

Typically, the Fund will invest in less than 40 securities, and mainly equities. If the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest in bonds issued by governments, government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.


The Fund, for temporary defensive purposes, may invest in short-term bonds of U.S. or foreign companies, governments or their agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 20% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in companies in the United States and Canada.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Other factors influencing the price of securities include:

o Economic conditions The broad investment environment in the U.S. or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

o Inflation Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

o "Focus" investing Since the Fund will focus its investments on typically less than 40 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

o Small cap and mid-cap risk Investing in companies with small and mid-cap market capitalization involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap

                                     - 39 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685 companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock investing.

                                     - 40 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                             GAM AMERICAN FOCUS FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.


The Fund changed its Co-Investment Advisors on March 26, 2001. As of June 20, 2001, the sole investment advisor to the Fund is GAM USA. Accordingly, the Fund's historic performance may not reflect its current investment policies or future performance. (See "Management of the Funds" for more information.)


[The table below represents a bar chart in the printed piece.]

                    GAM American Focus Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        92                2.42
        93               -2.09
        94                2.97
        95               30.9
        96               24.1
        97               29.41
        98               29.44
        99                9.32
        00               -1.46
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         ____% in ___ quarter of ____
Lowest Performing Quarter:          ____% in ___ quarter of ____


The S&P 500 Composite Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAM AMERICAN FOCUS FUND


1-, 5-, and 10-Year (or Life-of-Class) Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the S&P 500 Composite index
As of December 31, 2001

                                                                                                    10 Year
Class                                                                                          (or Life-of-Class
   (inception date)                                        1 Year            5 Year         if less than 10 years)
A Shares (January 1, 1990)                                  ____%            ____%                  ____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                     ____%             N/A                   ____%*
   (after deferred sales charge)

C Shares (July 7, 1998)                                     ____%             N/A                   ____%*
   (after sales load of 1% and deferred sales charge)

S&P 500 Composite Index**                                   ____%            ____%                  ____%

*    Returns of S&P 500  Composite  Index were for Life-of Class B: ____% and C:
     ____%.
** The S&P 500 Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not purchase indices directly.


                                     - 41 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM American Focus Fund Investor Expenses
Shareholder Transaction Expenses



                                               CLASS A           CLASS B            CLASS C             CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%             5.00%             2.00%               0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%             0.00%             1.00%               0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*            5.00%             1.00%               0.00%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."


Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)**
----------------------------------------------------------------------------------------------------------------------
Management Fees                                 1.00%             1.00%             1.00%               1.00%
Distribution (12b-1) Fees                       0.30%             1.00%             1.00%               0.00%
Other Expenses                                 __.__%            __.__%            __.__%              __.__%
Total Fund Operating Expenses                  __.__%            __.__%            __.__%              __.__%

** The Class Y shares are a new class of shares, so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.


Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAM American Focus Fund



                                 CLASS A                CLASS B*                CLASS C                CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


                                     - 42 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685


EXAMPLE #2

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years

* The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."


                                     - 43 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.


The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.


RISKS

In addition to the principal risks stated above, the following are non-principal risks you should consider.

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of securities, and there is no assurance that such hedging attempts will be successful.

o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                     - 44 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAMERICA CAPITAL FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in common stocks of companies in the United States and Canada.

In addition, if the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest substantially in bonds issued either by governments or government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The investment advisor uses a research-intensive blend of value and growth investing approach. Growth stocks are characterized by the investment advisor as securities with strong revenue growth. Value stocks are typically characterized by the following when compared to the market as a whole:

o    Lower price to earnings ratios

o    Lower price to book value ratios

o    Lower price to cash flow ratios

o    Higher dividend yields

o Catalyst for change (consolidation in an industry; wrong market perception after a large fall; inside ownership by an elderly person)

Although not restricted to mid and small capitalization stocks, the investment advisor tends to find the best value in smaller companies of under $1 billion in market capitalization. However, the investment advisor does not have a strategy with respect to size. The Fund is generally concentrated in a limited number of stocks with the top 20 positions in the Fund's portfolio representing 80% of the total Fund. Turnover tends to be low as the investment advisor looks for companies with limited leverage, strong balance sheets and above all, sound management. Sales are triggered by an assessment that the stock is no longer a good value or that fundamental prospects have deteriorated; an increase in market capitalization alone will not cause the investment advisor to sell. A company's prospects are considered to have deteriorated when, for example, a business area has become overly competitive or when a business model has weakened. Sales are also triggered by gross overvaluation. The investment advisor makes frequent visits to companies to judge their investment merit.

The Fund, for temporary defensive purposes, may invest in short-term bonds of foreign and United States companies, foreign governments, the U.S. government and its agencies and instrumentalities, as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 35% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Small companies are often new and less well established. They may have limited product lines, markets or financial resources, and they may depend on one or a few key persons for management. Other factors influencing the price of securities include:

o Economic conditions The broad investment environment in the U.S. or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

o Inflation Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

o "Value" investing Value stocks may carry higher risk than other stocks as the determination that a stock is undervalued is subjective and the stock price may not rise to what the investment advisor considers full value.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

                                     - 45 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

o Small cap and mid-cap risk Investing in companies with small and mid-cap market capitalizations involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate risks involved with stock investing.

                                     - 46 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                              GAMERICA CAPITAL FUND

PAST PERFORMANCE AND EXPENSES

A bar displays the annual return of the Fund for each year. This illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Fund performance shown does not reflect Class A sales charges, but includes the reinvestment of dividends and capital gains. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results.

[The table below represents a bar chart in the printed piece.]

                    GAMerica Capital Fund
                    Class A Share
                    Annual Total Returns
                    As of December 31


        96               18.31
        97               37.28
        98               30.59
        99               28.97
        00                6.54
        01               __.__


Highest and Lowest Returns


Highest Performing Quarter:         ____% in ___ quarter of ____
Lowest Performing Quarter:          ____% in ___ quarter of ____


The S&P 500 Composite Index is a broad market index used for comparative purposes. Past performance does not guarantee or predict future results.

GAMerica Capital Fund


1-, 5-, and Life-of-Class Average Annual Total Return for all Relevant Share Classes Plus a Comparison to the S&P 500 Composite Index
As of December 31, 2001


Class
   (inception date)                                        1 Year            5 Year              Life-of-Class
A Shares (May 12, 1995)                                     ____%            ____%                   ____%
   (after maximum sales load of 5.50%)

B Shares (May 26, 1998)                                     ____%             N/A                   ____%*
   (after deferred sales charge)

C Shares (May 26, 1998)                                     ____%             N/A                   ____%*
   (after sales load of 1% and deferred sales charge)

S&P 500 Composite Index**                                   ____%            ____%                   ____%


*    Returns of S&P 500 Composite Index were for Life-of Class B and C: ____%
** The S&P 500 Composite Index is an unmanaged index of the stock performance of 500 industrial, transportation, utility and financial companies and includes reinvestment of dividends. Investors may not purchase indices directly.


                                     - 47 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the expenses for the past year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAMerica Capital Fund Investor Expenses
Shareholder Transaction Expenses



                                               CLASS A           CLASS B            CLASS C             CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%             5.00%             2.00%               0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%             0.00%             1.00%               0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*            5.00%             1.00%               0.00%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."



Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)**
----------------------------------------------------------------------------------------------------------------------
Management Fees                                 1.00%             1.00%             1.00%               1.00%
Distribution (12b-1) Fees                       0.30%             1.00%             1.00%               0.00%
Other Expenses                                 __.__%            __.__%            __.__%              __.__%
Total Fund Operating Expenses                  __.__%            __.__%            __.__%              __.__%

** The Class Y shares are a new class of shares, so the operating expenses shown for this class are based upon estimated expenses for the Fund's current fiscal year.


Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

Expenses of Hypothetical $10,000 Investment in GAMerica Capital Fund



                                 CLASS A                CLASS B*                CLASS C                CLASS Y

EXAMPLE #1

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years


                                     - 48 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685


EXAMPLE #2

----------------------------------------------------------------------------------------------------------------------
For one year
For three years
For five years
For ten years

* The Class B example reflects Class A expenses for years nine through ten because Class B shares convert to Class A shares after a maximum period of eight years. Class B shares may convert sooner depending on the amount of Class B shares purchased and when. See "Information about contingent deferred sales charge."


                                     - 49 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.


RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.


o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.

                                     - 50 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAM AMERICAN FOCUS LONG/SHORT FUND

INVESTMENT OBJECTIVE

The  Fund  seeks  long-term  capital   appreciation.   Upon  written  notice  to
shareholders, the Fund's investment objective may be changed without a vote of shareholders.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. The Fund normally invests at least 80% of its assets in investments that are economically tied to the United States and Canada. A company will be considered economically tied to such countries if a) at least 50% of the company's assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country; b) the principal trading market for the company's securities is in the country; or c) the company is incorporated under the laws of the country.

The Fund invests primarily in the stocks of selected large and mid-capitalization North American companies. The Fund may overweight or underweight certain economic sectors relative to the benchmark S&P 500 Composite Index. The Fund may purchase stocks of small-capitalization North American companies if consistent with the fundamentals stated above. In order to take advantage of opportunities to buy more stock and to attempt to enhance returns, the Fund may borrow money from banks (be leveraged) in an amount up to one-third of the value of its total assets.

When the Fund takes a long position, it purchases a stock outright. When the Fund takes a short position, it sells a stock it does not own at the current market price and delivers to the buyer a stock that it has borrowed. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The Fund makes money when the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

The Fund's investment advisor uses a four-step investment process in order to determine which stocks to buy long that it believes will go up in price and which stocks to sell short that it believes will go down in price.

Step 1:  Determining the investable universe

Screening for acceptable trading liquidity and minimum market capitalization identifies the investable universe of stocks. The universe consists primarily of the S&P 500 Composite Index plus other stocks with similar characteristics and totals approximately 650 large- and mid-capitalization stocks. The Fund's investment advisor then applies its own proprietary screening and ranking process to this universe.

Step 2:  Stock selection

In identifying which stocks to buy and which to short sell, the investment advisor considers three elements of true value. These are: the return on capital (an assessment of each company's operating condition); the cost of capital (an assessment of the return on capital that is required on the company's capital investments commensurate with the riskiness of the company); and market expectations of future performance (valuation measures to assess the degree of investment opportunity).

The process is based on "economic profit" measures in determining true value and uncovering investment opportunities on the long and short sides, as opposed to traditional accounting-based measures, such as price/earnings, earnings growth and reported book value. The investment advisor believes that such traditional measures are only the starting point for analysis and fail to capture the vital linkage of the income statement, balance sheet, capital investment, risk and valuation.

The process also recognizes that superior investment performance can be achieved by identifying good companies (improving return on capital, steady or decreasing risk) that are also good stocks (low market expectations) and selling those that are neither good companies nor good stocks. In this regard, the Fund's investment advisor uses a contrarian orientation with a keen focus on reversal points to maximize performance on buys and short sells.

Step 3:  Portfolio construction and risk control

To determine the optimal weighting of each of the stocks identified as buys or short sells, the investment advisor takes into account:

o    Expected appreciation potential

o    Possible valuation downside

                                     - 51 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o    Fundamental risk profile

o    Price volatility

o    Correlations

o    Impact on the overall portfolio

The Fund's investment advisor seeks to derive performance from stock selection in long positions, stock selection in short positions and the magnitude of the net exposure to the stock market. The advisor varies the net exposure to the market in order to maximize capital appreciation and to preserve capital, when deemed necessary.

Step 4:  Portfolio monitoring

The Fund's investment advisor continually monitors the contribution to the overall performance of the portfolio from each position and net exposure. This is crucial to the control of risk and return. The advisor draws on past experience by assessing both risk and sources of return and performing real time detailed evaluations of how decisions have paid off. Results are illustrated transparently and provide insights for future decisions.

Typically, the Fund will invest in less than 40 securities, and mainly equities. If the investment advisor determines that the long-term capital appreciation of bonds may equal or exceed the return on stocks, then the Fund may invest in bonds issued by governments, government agencies or corporations without regard to the maturity of such bonds. Debt securities in which the Fund may invest are not required to have any rating. The Fund may not invest more than 5% of its assets in bonds rated lower than investment grade.

The Fund, for temporary defensive purposes, may invest in short-term bonds of U.S. or foreign companies, governments or their agencies and instrumentalities as well as money market instruments denominated in U.S. dollars or a foreign currency. Should the Fund take a temporary defensive position, it may not achieve its investment objectives. At no point will more than 20% of the Fund's portfolio be held in cash or cash equivalents, except when the Fund is taking temporary defensive measures.

The Fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in companies in the United States and Canada.

PRINCIPAL RISKS

You could lose all or a portion of your investment in the Fund. Stock prices fluctuate based on such things as the business performance of the company, investors' perception about the company or general economic conditions. Other factors influencing the price of securities include:

o Economic conditions The broad investment environment in the U.S. or international markets could impact stock prices based on interest rates, politics, fiscal policy and other current events.

o Inflation Rising prices of goods and services could eliminate any gains realized from your investment in the Fund.

o "Focus" investing Since the Fund will focus its investments on typically less than 40 securities, mainly equities, it may be subject to greater share price fluctuations than a more broadly diversified fund.

o Short Sales Despite the intent to reduce risk by having both long and short positions, it is possible that the Fund's long positions will decline in value at the same time that the value of the stocks sold short increases, thereby increasing the potential for loss. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request the borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the stock sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss as a result of, the short sale.

o Depending on the arrangements made with a broker or custodian regarding segregated accounts in conjunction with short sales (which are required by law), the Fund may or may not receive any payments (including interest) on collateral deposited with the broker or custodian.

o Borrowing/Leverage The use of leverage may make any change in the Fund's net asset value even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower overall Fund returns.

                                     - 52 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o Derivative instruments Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment which begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. In addition, the securities underlying some derivatives may be illiquid. The Fund may be forced to hold a position until exercise or expiration, which could result in losses. Hedging, by its nature, involves predicting the probable direction of price movements; if the Fund predicts incorrectly, it could lose money--more than if it had not hedged at all. Hedging cannot eliminate fluctuations in the prices of securities, and there is no assurance that such hedging attempts will be successful.

o Credit and rating risk Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, high-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. The lower the rating of a debt instrument the more speculative its characteristics and changes in economic or other circumstances are more likely to lead to an inability of the issuer to make principal and interest payments than issuers of higher grade securities.

o Interest rate risk Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

o Company risk Investing in the Fund involves the risk common to investing in any security, that is that the value of the securities held by the Fund will fluctuate in response to changes in economic conditions or public expectations about those securities. The net asset value of the Fund's shares will change accordingly.

o Market risk The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

o Small cap and mid-cap risk Investing in companies with small and mid-cap market capitalization involves greater risk than investing in larger companies. Their stock prices can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets and financial and management resources. These and other factors may make small and mid-cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of a small and mid-cap company may be thinly traded.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

The Fund may best suit those investors who want long-term capital appreciation, and who can tolerate the risks involved with stock investing.

                                     - 53 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                       GAM AMERICAN FOCUS LONG/SHORT FUND

PAST PERFORMANCE AND EXPENSES

There is no performance information quoted for Class A, B, C or Y shares of the GAM American Focus Long/Short Fund, as the Fund had not commenced investment operations prior to the date of this Prospectus.

Fees and Expenses of the Fund

Fund investors pay various expenses either directly or indirectly. This table shows the estimated expenses for the current year, adjusted to reflect any charges that you may pay if you buy and hold shares of the Fund. Actual or future expenses may be different.

GAM American Focus Long/Short Fund Investor Expenses
Shareholder Transaction Expenses

                                               CLASS A           CLASS B            CLASS C             CLASS Y

Sales charges (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(as a percentage of the offering price)         5.50%             5.00%             2.00%               0.00%

Maximum Front-End Sales Charge
(as a percentage of the offering price)         5.50%             0.00%             1.00%               0.00%

Maximum Deferred Sales Charge
(as a percentage of the original
purchase price or the amount redeemed,
whichever is less)                              0.00%*            5.00%             1.00%               0.00%

* Except for investments of $1 million or more. See "Information about contingent deferred sales charge."


Annual Fund operating expenses (% of net assets) (expenses that are deducted from Fund assets)*
----------------------------------------------------------------------------------------------------------------------
Management Fees/1/                              1.50%             1.50%             1.50%               1.50%
Distribution (12b-1) Fees                       0.30%             1.00%             1.00%               0.00%
Other Expenses                                  0.59%             0.42%             0.41%               0.38%
Total Fund Operating Expenses                   2.39%             2.92%             2.91%               1.88%

* The fees and expenses are based on estimates and assumes an asset level of $25 million for each class of shares.
1 The management fee given above is the Fund's annual base management fee. On a monthly basis, the base fee will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Fund compared to the investment performance of the S&P 500 Composite Index, the Fund's benchmark. The maximum or minimum adjustment over any 12-month period will be 0.50%. As a result, the Fund could pay an annualized management fee that ranges from 1.00% to 2.00% of the Fund's average daily net assets. During the first 12 months of the Fund's operation, the management fee will be charged at the base fee of 1.50%, with no performance adjustment made.

Examples

These examples can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a 5% return each year, with operating expenses staying the same. Your actual returns and expenses may be different.

Example #1 assumes you invest $10,000 in the Fund for the periods shown, then redeem all your shares at the end of those periods.

Example #2 assumes you invest $10,000 in the Fund for the periods shown, but you do not redeem your shares at the end of those periods.

                                     - 54 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Expenses of Hypothetical $10,000 Investment in GAM American Focus Long/Short Fund

                                 CLASS A                CLASS B                 CLASS C                CLASS Y

EXAMPLE #1*

----------------------------------------------------------------------------------------------------------------------
For one year                    $       779            $       795             $       490            $       191
For three years                       1,254                  1,204                     992                    591
For five years/1/                       N/A                    N/A                     N/A                    N/A
For ten years/1/                        N/A                    N/A                     N/A                    N/A


EXAMPLE #2*

----------------------------------------------------------------------------------------------------------------------
For one year              $       779            $       295             $       391            $       191
For three years                 1,254                    904                     992                    591
For five years/1/                 N/A                    N/A                     N/A                    N/A
For ten years/1/                  N/A                    N/A                     N/A                    N/A

1 The Fund has not projected expenses beyond the three-year period shown because the Fund had not commenced investment operations prior to the date of this Prospectus.

* The above fee table assumes an asset level of $25 million for each class of shares.

                                     - 55 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

ADDITIONAL INFORMATION ABOUT NON-PRINCIPAL STRATEGIES AND RISKS

STRATEGIES

In addition to the principal strategies stated above, the following are non-principal strategies you should consider.

The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. No more than 25% of the Fund's total assets will be invested in any one industry.

The Fund may from time to time utilize certain sophisticated investment techniques, including derivatives. Derivatives are financial instruments which derive their value from the performance of an underlying asset--another security, a commodity, or an index. Examples of these include:

o Forward foreign exchange contracts When the Fund buys a foreign security, it generally does so in a foreign currency. That currency has a price, and that price fluctuates. In order to reduce the risk of currency price swings or for other purposes, the Fund may buy forward foreign exchange contracts on foreign currencies. These contracts "lock in" a price for the currency at a certain future date. The Fund may also use put and call options on foreign currencies.

o Options and warrants An option is a contract giving the owner the right to buy ("call option") or sell ("put option") a security at a designated price ("strike price") on a certain date. A warrant is the equivalent of a call option written by the issuer of the underlying security.

o Futures contracts Futures contracts obligate one party to deliver and the other party to purchase a specific quantity of a commodity or a financial instrument at a designated future date, time and place. Stock index futures contracts call for a cash payment based on the increase or decrease in the value of an index.

The Fund may enter into foreign currency forward contracts, repurchase agreements, and certain other types of futures, options and derivatives with banks, brokerage firms and other investors in over-the-counter markets, not through any exchange. The Fund may experience losses or delays if a counterparty to any such contract defaults or goes into bankruptcy.

RISK

In  addition  to  the  principal   risks  stated  above,   the  following  is  a
non-principal risk you should consider.

o Management risk The Fund is subject to management risk because it is an actively managed investment portfolio. The investment advisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decision will produce the intended result.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. Increased portfolio turnover (which may result from short selling) creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gain realized to shareholders each year to avoid excise taxes under the Internal Revenue Code.


                                     - 56 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

II.      MANAGEMENT OF THE FUNDS
================================================================================

INVESTMENT ADVISORS


GAM International Management Limited ("GIML"), a corporation organized in 1984 under the laws of the United Kingdom, 12 St. James's Place, London SW1A 1NX England, serves as Investment Advisor for each Fund, other than the GAM American Focus Fund and GAM American Focus Long/Short Fund. Global Asset Management (USA) Inc. ("GAM USA") serves as Investment Advisor to the GAM American Focus Fund and GAM American Focus Long/Short Fund. GAM USA is a corporation organized in 1989 under the laws of the State of Delaware, 135 East 57th Street, New York, New York 10022.


Global Asset Management Limited ("GAML"), the ultimate shareholder of GIML and GAM USA, is wholly owned by UBS AG ("UBS"), a Swiss banking corporation. UBS, with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. UBS was formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998. GIML and GAM USA are affiliated entities, each indirectly wholly owned by GAML.


As compensation for its services, each Fund, other than GAM American Focus Long/Short Fund, pays the equivalent of 1.0% per annum of the Fund's average daily net assets to GIML or GAM USA (in the case of GAM American Focus Fund). In the case of the GAM American Focus Long/Short Fund, the GAM American Focus Long/Short Fund pays GAM USA a fee that is comprised of two components. The first component is an annual base fee equal to 1.50% of the GAM American Focus Long/Short Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund has performed relative to its benchmark, the S&P 500 Composite Index. The maximum performance adjustment upward or downward is 0.50% annually. Depending on the performance of the GAM American Focus Long/Short Fund, during any fiscal year, GAM USA may receive as much as 2.00% or as little as 1.00% in management fees. During the first twelve months of the Fund's operations, the management fee will be charged at the base fee of 1.50%, with no performance adjustment.


The Funds' expense ratios may be higher than those of most registered investment companies. This reflects, in part, the higher costs of investing outside the United States. The advisory fee paid by each Fund is higher than that of most registered investment companies. The Funds pay for all expenses of their operations.

INDIVIDUALS PRIMARILY RESPONSIBLE FOR DAY-TO-DAY MANAGEMENT OF THE FUNDS:

GAM GLOBAL FUND Venkat Chidambaram, Investment Manager, joined Global Asset Management in February 1994. Before taking over primary responsibility for the GAM Global Fund, he was an Investment Manager in Global Asset Management's International/Global Team assisting in the management of both the GAM Global Fund and GAM International Fund. Prior to joining Global Asset Management, Mr. Chidambaram worked for accountants Pritchard Fellows & Co. Mr. Chidambaram is based in London.

GAM INTERNATIONAL FUND John Bennett and Michael S. Bunker, Investment Directors, will lead the International Team and be responsible for the selection of securities based upon the asset allocation process under Graham Wainer, Managing Director - Portfolio Management. Mr. Wainer joined Global Asset Management in 1998 having previously been Executive Director of EFG Private Bank and Managing Director of its asset management subsidiary. Mr. Bennett is primarily responsible for European markets and responsible for the management of the GAM Europe Fund. Mr. Bunker is primarily responsible for the Asian investment policy and responsible for the management of the GAM Pacific Basin Fund and the GAM Japan Capital Fund. Messrs. Bennett, Bunker and Wainer are based in London.

GAM PACIFIC BASIN AND GAM JAPAN CAPITAL FUNDS Michael S. Bunker, Investment Director, has overall responsibility for Asian investment policy. Mr. Bunker has more than 20 years' investment experience, primarily in Asian markets. He started managing GAM Pacific Basin Fund on May 6, 1987, and also manages the offshore fund, GAM Pacific Inc. Mr. Bunker is based in London.

                                     - 57 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

GAM EUROPE FUND John Bennett, Investment Director, is responsible for European markets. He joined Global Asset Management in 1993; before that, he was Senior Fund Manager, Ivory & Sime, responsible for Continental European equity portfolios. Mr. Bennett started managing GAM Europe Fund on January 1, 1993, and also manages the offshore fund GAM Pan European Inc. Mr. Bennett is based in London.


GAM AMERICAN FOCUS FUND AND GAM AMERICAN FOCUS LONG/SHORT FUND James A. Abate, Investment Director, joined GAM USA as Investment Director in January 2001. Previously, Mr. Abate served as Managing Director and Portfolio Manager with responsibility for Credit Suisse Asset Management's U.S. Select Equity portfolios as well as the firm's New York based global sector funds. Mr. Abate managed assets for Credit Suisse Asset Management and its predecessor firms for 5 years before joining Viewpoint Corporation. Prior to joining GAM USA, Mr. Abate was the Chief Financial Officer for Viewpoint Corporation. Previously, he was a co-founder and Managing Director of Vert Independent Capital Research, a Wall Street equity research boutique and investment advisor, and a Manager in PriceWaterhouse's Valuation/Corporate Finance Group. Mr. Abate manages other funds and accounts for GAM USA and is based in New York.


GAMERICA CAPITAL FUND Gordon Grender, Investment Director, has been associated with Global Asset Management since 1983. He has managed North American stock funds since 1974. Mr. Grender started managing GAMerica Capital Fund on May 12, 1995, and also manages GAMerica Inc., an offshore fund with similar investment objectives. Mr. Grender is based in London.

                                     - 58 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

DISTRIBUTOR


GAM Services, Inc., 135 East 57th Street, New York, New York 10022, an affiliate of GAM USA and GIML, serves as the distributor and principal underwriter of the Funds' shares. GAM USA and GIML are indirect wholly owned subsidiaries of Global Asset Management Limited ("GAML"). GAML is wholly owned by UBS AG. GAM Services compensates financial services firms which sell shares of the Funds pursuant to agreements with GAM Services. Compensation payments come from sales charges paid by shareholders at the time of purchase (for Class A, C and D shares), from GAM Services' resources (for Class B, C and Y shares) and from 12b-1 fees paid out of Fund assets (except for Class Y shares).

The Funds have adopted Distribution Plans under Rule 12b-1 to pay for distribution and sale of their shares. Under these Plans, Class A, Class B, Class C and Class D shares pay 12b-1 fees. Please see "Sales Charge Schedules" on page __ for details.


In the case of Class A, B, C and D share accounts which are not assigned to a financial services firm, GAM Services retains the entire fee. Should the fees collected under the Plans exceed the expenses of GAM Services in any year, GAM Services would realize a profit.

GAM Services, or the Funds, may also contract with banks, trust companies, broker-dealers, or other financial organizations to act as shareholder servicing agents to provide administrative services for the Funds such as:

o    Processing purchase and redemption transactions.

o Transmitting and receiving monies for the purchase and sale of shares in the Funds.

o    Answering routine inquires about the Funds.

o Furnishing monthly and year-end statements and confirmations of purchases and sales of shares.

o Transmitting periodic reports, updated prospectuses, proxy statements and other shareholder communications.

For these services, each Fund pays fees which may vary depending on the services provided. Fees will not exceed an annual rate of 0.25% of the net daily asset value of the shares of a Fund under the service contract.

                                     - 59 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

III.     SHAREHOLDER INFORMATION
================================================================================

CHOOSING THE APPROPRIATE SHARE CLASS

When you buy, sell, or exchange shares of a Fund, you do so at the Fund's net asset value (NAV), plus any applicable sales charge or Contingent Deferred Sales Charge (CDSC). NAV is determined by dividing the value of a Fund's securities, cash, and other assets (including accrued interest), minus all liabilities (including accrued expenses), by the number of the Fund's shares outstanding.

The Funds (except GAM Japan Capital Fund) calculate their NAVs at the close of regular trading each day (normally 4:00 p.m. Eastern Time) the New York Stock Exchange is open. GAM Japan Capital's NAV is calculated using prices at the close of trading on the Tokyo Stock Exchange (approximately 2:00 a.m. Eastern
Time).


Fund shares are offered on a continuous basis. When you issue an order to buy, sell, or exchange shares by 4:00 p.m. Eastern Time on a regular trading day, your order will be processed at that day's NAV plus any applicable sales charges. Each Fund calculates its NAV based on the current market value of its portfolio securities. If a market value is not readily available for a security, the security will be valued at fair value as determined in good faith or under the direction of the Board of Directors.



The Funds invest in securities traded on foreign exchanges. Many of these securities may be traded on days when the New York or Tokyo exchanges are not open, or not traded on days when the New York or Tokyo exchanges are open. The NAV of a Fund's shares may change on days when you will not be able to purchase or redeem Fund shares. The Funds will normally value securities traded on foreign exchanges at the last quoted sale price available before the close of the New York Stock Exchange, or, in the case of GAM Japan Capital Fund, before the close of the Tokyo Stock Exchange.


The Company offers A, B, C, D and Y class shares. Each class involves different sales charges, features and expenses.

Class Y shares of the Funds are only available to the following types of investors:

1. Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

2.   Retirement  plan   platforms/programs  that  include  Fund  shares  if  the
     platform/program covers plan assets of at least $100 million;

3. Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

4.   Other investors as approved by the Funds' Board of Directors;

5. Banks, registered investment advisors and other financial institutions purchasing Fund shares for their clients as part of a discretionary asset allocation model portfolio, where the client is charged an advisory fee by the institution; and

6. Shareholders of the Class I shares of any Brinson fund who held such shares as of the date the shares were redesignated Class Y shares.


                                     - 60 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

III.    SHAREHOLDER INFORMATION
================================================================================


A, B, C, D AND Y SHARE COMPARISON

----------------------------------------------------------------------------------------------------------------------
                     Class A                Class B               Class C            Class D            Class Y

TERMS                Offered at NAV plus    Offered at NAV with   Offered at NAV     Offered at NAV     Offered at NAV
                     a front-end sales      no front-end sales    plus a front-end   plus a front-end
                     charge                 charge, but with a    sales charge of    sales charge
                                            Contingent Deferred   1.00%, and with    which is lower
                                            Sales Charge (CDSC)   a Contingent       than the sales
                                            when shares are       Deferred Sales     charge on A
                                            sold                  Charge (CDSC) of   Shares
                                                                  1.00% if shares
                                                                  are sold within
                                                                  one year after
                                                                  purchase

-------------------------------------------------------------------------------------------------------------------------
AVAILABILITY         All Funds              All Funds             All Funds          GAM                All Funds
                                                                                     International,
                                                                                     GAM Global, and
                                                                                     GAM Pacific
                                                                                     Basin Funds

-------------------------------------------------------------------------------------------------------------------------
ONGOING EXPENSES     Lower than Class B,    Higher than A, D or   Higher than A, D   Higher than A or   Lower than A,
                     C, or D                Y                     or Y               Y shares, but      B, C, or D
                                                                                     lower than B or C

-------------------------------------------------------------------------------------------------------------------------
APPROPRIATE FOR      o    Who prefer        o    Who want         o    Who            o   Who            o   Who
INVESTORS                 a single               to invest all         want a             want a             satisfy
                          front-end sales        money                 lower              lower              the
                          charge                 immediately,          front-end          front-end          eligibility
                                                 with no               sales charge       sales charge       criteria
                     o    With a                 front-end                                                   for
                          longer                 sales charge     o    With a         o   Who may            appropriate
                          investment                                   shorter            have a             investors
                          horizon           o    With a                investment         shorter
                                                 shorter               horizon            investment
                     o    Who qualify            investment                               horizon
                          for reduced            horizon          o    Who may
                          sales charges                                benefit
                          on larger                                    from a
                          investments                                  lower CDSC
                                                                       if shares
                                                                       are sold
                                                                       within one
                                                                       year

-------------------------------------------------------------------------------------------------------------------------
MAXIMUM INVESTMENT   Unlimited              $1,000,000            $1,000,000         Unlimited,         Unlimited
                                            Your purchase of      Your purchase of   though purchases
                                            Class B Shares must   Class C Shares     for more than
                                            be for less than      must be for less   $1,000,000
                                            $1,000,000, because   than $1,000,000    should be for
                                            if you invest         because if you     Class A Shares
                                            $1,000,000 or more,   invest             as you would pay
                                            you will pay less     $1,000,000 or      a lower 12b-1
                                            in fees and charges   more, you will     fee.
                                            if you buy Class A    pay less in fees
                                            Shares.               and charges if
                                                                  you buy Class A
                                                                  Shares.


                                     - 61 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

INFORMATION ABOUT THE REDUCTION OR WAIVER OF FRONT-END SALES CHARGES:

Front-end sales charges may be reduced by:

o Rights of Accumulation. This means that you may add the value of any shares you already own of the same class to the amount of your next investment in that class for purposes of calculating the sales charge.

o Statement of Intention. This means you can declare your intention to purchase shares of the same class over a 13-month period and receive the same sales charge as if you had bought all the shares at once.


o Combination Privilege. This means you may combine shares of more than one GAM Fund of the same class, and shares of other investment companies distributed by affiliates of GAM Services of the same class, for purposes of calculating the sales charge. Also, you may combine shares purchased in your own account with shares of the same class purchased for your spouse or children under the age of 21.


Please refer to the Purchase Application or consult with your financial services firm to take advantage of these purchase options.

Front-end sales charges may be waived...

o For GAM employees or others connected in designated ways to the firm, to its affiliates, or to its registered representatives. Please see the SAI for details.

o For large orders and purchases by eligible plans. Please see the SAI for details, including a description of the commissions GAM may advance to dealers for these purchases.

INFORMATION ABOUT CONTINGENT DEFERRED SALES CHARGES (CDSCS)


Class A Shares are subject to a front-end sales load at the time of purchase. However, for certain purchases, the initial sales load may be waived. Those purchases may be subject to a contingent deferred sales charge of 1% on shares sold within 12 months of purchase if GAM has paid a commission (not waived by the dealer) on the original purchase of shares.

Class B Shares are subject to a CDSC on any sale of shares which drops the aggregate value of your Class B Share account below the aggregate amount you have invested during the years preceding your redemption. Class B shares may be converted into Class A shares after eight, six, four, three, or two years, depending on the amount of Class B Shares you purchased and when.

Class C Shares are subject to a front-end sales load at the time of purchase, and are subject to a CDSC on any sale of shares which drops the aggregate value of your Class C Share account below the aggregate amount you have invested during the one year preceding your redemption.


CDSCs will be waived...


o When you sell off the profit from shares that have increased in value over certain periods (12 months for Class A, up to 6 years for Class B, 1 year for Class C).


o    When  you  sell  shares  you  have  bought  by  reinvesting   dividends  or
     distributions, or that you have bought by exchanging shares of other GAM Funds.

Note: When the Funds determine whether or not you owe a CDSC at the time you sell shares, the Funds assume that the amounts described in the two points above are sold first.

                                     - 62 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Sales Charge Schedules


Front-End Sales Charges on Class A, C and D Shares

   Class A Sales Charges
--------------------------------------------------------------------------------------------
                                         Sales Load                   Sales Load
                                         (as % of                     (as % of Net
Purchase amount                          Offering Price)              Amount Invested)
Less than $50,000....................        5.50%                        5.82%
$50,000 to $99,999...................        4.50                         4.71
$100,000 to $249,999.................        3.50                         3.63
$250,000 to $499,999.................        2.50                         2.56
$500,000 to $99,999..................        2.00                         2.04
$1,000,000 and over (1)..............       None                          None

(1) A CDSC of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within twelve months of purchase. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 10% of the value of the fund account under a Fund's Systematic Withdrawal Plan are not subject to this charge.


Class A shares pay a 0.30% 12b-1 fee (of which 0.25% is reallowed to dealers).


   Class C Sales Charges
---------------------------------------------------------------------------------------------------
                      Sales Load                   Sales Load                      Amount Reallowed
                      (as % of                     (as % of Net                    to Dealers (as %
                      Offering Price)              Amount Invested)                of Offering Price)

                          1.00%                        1.01%                           1.00%

Class C shares pay a 1% 12b-1/service fee (all of which is reallowed to dealers beginning in year 2).

   Class D Sales Charges
-------------------------------------------------------------------------------------------------------------------
                                         Sales Load                   Sales Load               Amount Reallowed
                                         (as % of                     (as % of Net             to Dealers (as %
Purchase amount                          Offering Price)              Amount Invested)         of Offering Price)
Up to $100,000.......................        3.50%                        3.63%                    2.50%
$100,000-$299,999....................        2.50%                        2.56%                    1.50%
$300,000-$599,999....................        2.00%                        2.04%                    1.00%
$600,000-$999,999....................        1.50%                        1.52%                    1.00%
$1,000,000 and over*.................        0.00%


Class D shares pay a 0.50% 12b-1 fee (all of which is reallowed to dealers).

* Purchases of $1 million or more should be for Class A shares. Please consult your financial services firm.


Contingent Deferred Sales Charges (CDSCs) on Class B and C Shares

   Class B Sales Charges
----------------------------------------------------------------------------------------------------------------------
                                                  Percentage (based on amount of
                                              investment) by which the shares'
                                              net asset value is multiplied:
                          --------------------------------------------------------------------------------------------
                                  Less                  $100,000               $250,000               $500,000
If you sell Class B               than                     to                     to                     to
shares within:                  $100,000                $249,999               $499,999               $999,999
-------------                   --------                --------               --------               --------
1st year since
   purchase..........              5%                      3%                     3%                     2%
2nd year since
   purchase..........              4%                      2%                     2%                     1%

                                     - 63 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

----------------------------------------------------------------------------------------------------------------------
                                                  Percentage (based on amount of
                                              investment) by which the shares'
                                              net asset value is multiplied:
                          --------------------------------------------------------------------------------------------
                                  Less                  $100,000               $250,000               $500,000
If you sell Class B               than                     to                     to                     to
shares within:                  $100,000                $249,999               $499,999               $999,999
-------------                   --------                --------               --------               --------
3rd year since
   purchase..........              3%                      2%                     1%                    None
4th year since
   purchase..........              2%                      1%                    None                   None
5th year since
   purchase..........              2%                     None                   None                   None
6th year since
   purchase..........              1%                     None                   None                   None
7th year since
   purchase..........             None                    None                   None                   None

If you are eligible for a complete waiver of the sales charge on Class A shares because you are investing $1 million or more, you should purchase Class A shares, which have lower ongoing expenses.

Class B shares automatically convert to Class A shares after the end of the sixth year, if you purchase less than $100,000, after the end of the fourth year, if you purchase at least $100,000 but less than $250,000, after the end of the third year, if you purchase at least $250,000 but less than $500,000, and after the end of the second year, if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

Regardless of the amount of the investment, Prior Class B Shares (as defined below) are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase;
(iii) 3%, if shares  are sold  within the third or fourth  year since  purchase;
(iv) 2%, if shares are sold within the fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and after eight years automatically convert to Class A shares, which have lower ongoing expenses.

Prior Class B Shares include the following:

o Class B shares of the Funds purchased or acquired prior to January __, 2002 and exchanged (including exchanges as part of a reorganization) for Class B shares of the Funds after January __, 2002; and

o Class B shares of Family Funds ("Family Funds" include Brinson Funds, PACE Select funds and other funds for which GAM Services or Brinson Advisors or any of their affiliates serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for Class B shares of the GAM Funds after January __, 2002.

Class B shares pay a 1% 12b-1/service fee (of which 0.25% is reallowed to dealers beginning in year 2).

     Class C Sales Charges
------------------------------------------------------------------------------------------
The year you sell shares                               1st         2nd & after
C Shares                                               1%          0%

Dealer commission:  1% (Investment must be held at least 12 months).


                                     - 64 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

CDSC WAIVERS (continued from pg.__)

o For shares sold from the registered accounts of persons who have died or become disabled within one year after death or disability.


o For redemptions representing minimum required distributions from an IRA or other tax-qualified retirement plan to a shareholder who is over 70 1/2 years old. If a shareholder holds other investments in the same IRA or plan, then all investments must be distributed on a pro rata basis.


o For sales of shares from Qualified Retirement Plans that offer Funds managed by GIML if the Plan is being fully "cashed out," with all assets distributed to its participants.

o For share sales under the Systematic Withdrawal Plan. No more than 10% per year of the account balance may be sold by Systematic Withdrawal, and the account must have a minimum $10,000 balance at the beginning of the Systematic Withdrawal Plan.


o For exchanges between same share classes of other GAM Funds or funds for which GAM Services, Brinson Advisors or one of their affiliates serves as principal underwriter.


For detailed rules applicable to CDSC waivers, please read the SAI.

INFORMATION ABOUT 12b-1 FEES:


o The 12b-1 Plans adopted by the Fund for the Class A, Class B, Class C and Class D Shares permit the Fund to pay distribution fees for the sale and distribution of its shares.


o Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

You may buy shares through your financial services firm, or you may buy shares directly by mail from the Transfer Agent, Boston Financial Data Services.

To buy shares directly by mail, complete the appropriate parts of the Purchase Application (included with this Prospectus). Make your check out in the appropriate amount to the order of "GAM Funds, Inc." Send the application and check (U.S. dollars) to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02206-8264

You may pay for shares by wire transfer after you have mailed in your Purchase Application. See the wire instructions on the Purchase Application.

Minimum investment amounts
--------------------------


Class A, Class B, Class C and Class D Shares:


Initial investment                         $5,000
Subsequent investment                         100
Initial IRA account investment              2,000
Subsequent IRA account investment             100


Class Y Shares:

Initial investment                    $10,000,000
Subsequent investment                       2,500
Initial IRA account investment              2,000
Subsequent IRA account investment             100


At their discretion, the Funds may waive minimum investment requirements for custodial accounts, employee benefit plans or accounts opened under provisions of the Uniform Gifts to Minors Act (UGMA).


In addition, the Funds will waive the minimum investment amounts for Class Y shares for:

o Retirement plans with 5,000 or more eligible employees in the plan or $100 million in plan assets;

o Retirement plans offered through a common platform that have an aggregate $100 million in plan assets; and

o Shareholders who owned Class I Shares of the Brinson Funds prior to their redesignation as Class Y Shares.


Each Fund reserves the right to refuse any order for the purchase of shares. Shareholders will be notified of any such action as required by law.

The Funds are not designed for professional market timing organizations, individuals, or entities using programmed or frequent exchanges or trades.

                                     - 65 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Frequent exchanges or trades may be disruptive to the management of the Funds and can raise their expenses. The Funds' principal underwriter reserves the right to reject or restrict any specific purchase and exchange requests with respect to market timers and reserves the right to determine, in its sole discretion, that an individual or entity is or has acted as a market timer.


Effective December 3, 2001, each of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund and GAM Europe Fund imposes a 1.00% redemption fee on shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase. The redemption fee applies to Class A and D shares only.

The redemption fee is not a sales load. Neither the Funds' principal underwriter, nor Fund management realizes any of these fees as revenue. The proceeds will be paid directly to the applicable Fund and therefore affect its net asset value ("NAV").

The Board of Directors of the Funds approved the redemption fee, at a meeting held on October 24, 2001, to limit the disruptive effects on the portfolio management of the Funds that result from "market timing" of Fund shares and to protect the interests of long-term shareholders. The redemption fee is intended to offset portfolio transaction costs and costs associated with erratic redemption activity, as well as the administrative costs associated with processing redemptions. The Board of Directors also approved resolutions that permit GIML and GAM USA upon proper notice to shareholders, to impose redemption fees on the GAMerica Capital Fund, the GAM American Focus Fund and/or the GAM America Focus Long/Short Fund at their discretion, and to impose such fee on any class of shares established in the future which have a front end load.

The redemption fee is intended to offset portfolio transaction costs and costs associated with erratic redemption activity, as well as the administrative costs associated with processing redemptions. The redemption fee will only apply to shares purchased on or after December 3, 2001. To the extent that the redemption fee applies, the price you will receive when you redeem your shares is the NAV next determined after receipt of your redemption request in good order, minus the redemption fee. The redemption fee is applied only against the portion of your redemption proceeds that represents the lower of: (i) the initial cost of the shares redeemed, and (ii) the NAV of the shares at the time of redemption, so that you will not pay a fee on amounts attributable to capital appreciation of your shares. The redemption fee is not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Funds.

For the purpose of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made in the following order:
(i) from shares acquired prior to December 3, 2001; (ii) from shares purchased through the reinvestment of dividends and distributions paid by the Funds; and
(iii) from all other shares, on a first-purchased, first-redeemed basis. Only shares described in clause (iii) above that are redeemed 90 days or less from their date of purchase will be subject to the redemption fee.

The Funds' principal underwriter may, at its discretion, waive the redemption fee upon the death or permanent disability of a shareholder.


HOW TO SELL SHARES

You may sell shares on any day the New York Stock Exchange is open, either through your financial services firm or directly, through the Transfer Agent, Boston Financial Data Services. Financial services firms must receive your sell order before 4:00 p.m. Eastern Time, and are responsible for furnishing all necessary documentation to the Transfer Agent.

TO SELL SHARES BY MAIL VIA THE TRANSFER AGENT

o Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be sold, and signed by the person(s) whose name(s) appear on the account records, to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02266-8264

o You will need a signature guarantee (a) if you sell shares worth $50,000 or more; (b) if you want the money from your sale to be paid to someone other than the registered account holder (usually, this means to someone other than yourself) or (c) if you want the money mailed to an address other than the address of record (usually some other address than your own). You can get a signature guarantee from most banks, from a member firm of a national stock exchange, or from another guarantor institution. A notary public is not acceptable.

                                     - 66 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

o If you are required to provide a signature guarantee and live outside the United States, a foreign bank acceptable to the Transfer Agent may provide a signature guarantee. If such signature guarantee is not acceptable to the Transfer Agent, you may experience a delay in processing of the redemption. You may get a signature guarantee from a foreign bank which, for example, is an overseas branch of a United States bank, member firm of a stock exchange or has a branch office in the United States.

o If you hold share certificates for the shares you want to sell, you must send them along with your sell order. Please call the Transfer Agent at 800-426-4685 before you send share certificates.

o If you sell shares as a corporation, agent, fiduciary, surviving joint owner, or individual retirement account holder, you will need extra documentation. Contact the Transfer Agent to make sure you include all required documents with your order.

TO SELL SHARES BY PHONE OR FAX VIA THE TRANSFER AGENT

To sell shares by telephone or fax order, you must have first selected the telephone redemption privilege, either on your initial Purchase Application, or later, before placing your sell order.

INVOLUNTARY REDEMPTIONS

Your account may be closed by the Fund if, because of withdrawals, its value falls below $1,000. These rules apply:

o You will be asked by the Fund to buy more shares within 30 days to raise your account value above $1,000. If you do not do this, the Fund may redeem your account and send you the proceeds. You will not owe any CDSC on the proceeds of an involuntarily redeemed account.

o If you draw your account below $1,000 via the Systematic Withdrawal Plan (see "Account Services," below), your account will not be subject to involuntary redemption.

o Involuntary redemption does not apply to retirement accounts or accounts maintained by administrators in retirement plans.

o No account will be closed if its value drops below $1,000 because of Fund performance, or because of the payment of sales charges.

REINSTATEMENT PRIVILEGE

If you sell shares of a Fund, you may reinvest some or all of the proceeds within 60 days without a sales charge. These rules apply:

o You must reinvest in the same account or a new account, in the same class of shares.

o If you paid a CDSC at the time of sale, you will be credited with the portion of the CDSC paid from of the reinvested proceeds.

HOW TO EXCHANGE SHARES


You may exchange shares of Class A, Class B, Class C or Class D of any Fund for shares of the same class of another Fund (including the GAM Money Market Account) or funds for which GAM Services, Brinson Advisors or one of their affiliates serves as principal underwriter, generally without paying any sales charge. You may not exchange Class Y shares. Exchanges may be done by phone or fax, or by mail. The GAM Money Market Account is an open-ended investment management company not offered through this Prospectus. For a free prospectus on the GAM Money Market Account, contact your advisor or call 800-426-4685.


TO EXCHANGE SHARES BY PHONE OR FAX VIA THE TRANSFER AGENT

Before you try to exchange shares by telephone or fax, make sure you have this privilege. You must have selected it on your initial Purchase Application. If you don't have this privilege now, you can still get it by calling the Transfer Agent at 800-426-4685.

TO EXCHANGE SHARES BY MAIL VIA THE TRANSFER AGENT

o Send a written request, indicating the Fund name, class of shares, number of shares or dollar amount to be exchanged, and signed by the person(s) whose name(s) appear on the account records, to:

         GAM Funds, Inc.
         c/o Boston Financial Data Services
         P.O. Box 8264
         Boston, Massachusetts 02266-8264

o Send a new Purchase Application, showing the simultaneous purchase of new Fund shares. You can get a new Purchase Application by calling the Transfer Agent at 800-426-4685.

                                     - 67 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

EXCHANGES TO OR FROM THE GAM MONEY MARKET ACCOUNT


o Shares of one GAM Fund may be exchanged for shares of the same class of another GAM Fund or for shares of the GAM Money Market Account, except for Class Y Shares.


o The GAM Money Market Account does not offer D shares. You may exchange a Fund's Class D shares for Class A shares of the GAM Money Market Account.

o Fund shares subject to a CDSC (i.e., Class B and Class C Shares) will be subject to the same CDSC after exchanging them for shares of the GAM Money Market Account. They will "age" from the original Fund purchase date.

Limits on exchanges

The exchange vehicle is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on shareholders. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders will be notified of any such action as required by law.

ACCOUNT SERVICES

You may select the following account services on your Purchase Application, or at any time thereafter, in writing.

o    Dividend reinvestment
     Automatic, unless you direct that your dividends be mailed to you.

o    Systematic withdrawal plan

     You may order a specific dollar amount sale of shares at regular intervals (monthly or quarterly). $10,000 account minimum.

o    Automatic investment plan
     You may order a specific dollar amount purchase of shares at regular intervals (monthly or quarterly), with payments made electronically from an account you designate at a financial services institution. $100 minimum per automatic investment.

TA2000/VOICE

You may access GAM Fund information through our phone inquiry system. You may select from a menu of choices that includes prices, dividends and capital gains, account balances and ordering duplicate statements.

Telephone and facsimile privileges. Telephone requests may be recorded. The Transfer Agent has procedures in place to verify caller identity. Proceeds from telephone or facsimile sales will be mailed only to your registered account address or transferred by wire to an account you designate when you establish this privilege. As long as the Fund and the Transfer Agent follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the account holder caused by an unauthorized transaction.

Please contact you financial representative for further help with your account, or contact the Transfer Agent:

         Boston Financial Data Services
         Two Heritage Drive
         Quincy, MA 02171
         (800) 426-4685
         (617) 483-5000
         Fax: (617) 483-2405

DIVIDENDS AND TAX MATTERS

So long as each Fund meets the requirements of a tax-qualified registered investment company, it pays no federal income tax on the earnings it distributes to shareholders. Each Fund intends to pay a semi-annual dividend representing its entire net investment income and to distribute all its realized net capital gains. In so doing, the Fund will avoid the imposition of any excise taxes.

Dividends, whether reinvested or taken as cash, are generally taxable. Dividends from capital gains are taxable at the rate applicable to the length of time the investments have been held by the Fund. Dividends from other sources are generally taxable as ordinary income.

After a Fund makes its semi-annual distribution, the value of each outstanding share will decrease by the amount of the distribution. If you buy shares immediately before the record date of the distribution, you will pay the full price for the shares, then receive some portion of the price back as a taxable dividend or capital gain distribution.

Form 1099 DIV and Tax Notice, mailed to you every January, details your distributions and their Federal tax category.

Normally, any sale or exchange of shares is a taxable event. Depending on your purchase price

                                     - 68 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685 and sale price, you may have a gain or loss on the transaction. Please verify your tax liability with your tax professional. Consult the SAI for certain other tax consequences to shareholders.



                                     - 69 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Unless otherwise noted, the selected financial information below is for the fiscal periods ending December 31 of each year. The accounting firm PricewaterhouseCoopers LLP audited the Funds' financial statements for each of the five years ended December 31. Their report is included in the Funds' Annual Report, which contains further information about the performance of the Funds. No financial information is presented for GAM American Focus Long/Short Fund, as the Fund was not publicly offered prior to the date of this Prospectus. A copy of the Annual Report is incorporated by reference into the Statement of Additional Information and available at no charge upon request to the Funds. Expense and income ratios have been annualized for periods less than one year. Total returns for periods of less than one year are not annualized.


GAM GLOBAL FUND



                                                                                      Class A Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                      $17.53      $21.75      $19.04       $18.71      $14.35      $13.51
                                                              ------      ------      ------       ------      ------      ------
Net asset value,
     end of period                                            $15.59      $17.53      $21.75       $19.04      $18.71      $14.35
                                                              ======      ======      ======       ======      ======      ======
Total return for the period+
     (without deduction of sales load)                      (11.07)%    (16.34)%       14.23%       2.57%      34.95%      12.74%
Total Net Assets (000 omitted)                               $18,701     $31,269      $66,825    $140,274     $65,739     $19,583


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.09)      (0.26)      (0.13)       (0.05)      (0.04)       0.16
Net realized and unrealized gain/(loss)
     on investments                                            (1.85)      (3.31)       2.84         0.55        5.04        1.55
                                                               ------      ------       ----         ----        ----        ----
Total from investment operations                               (1.94)      (3.57)       2.71         0.50        5.00        1.71
                                                               ------      ------       ----         ----        ----        ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --          --          --           --       (0.02)      (0.08)
Distributions in excess of net investment income                  --       (0.48)         --           --          --          --
Distributions from net realized gains                             --       (0.17)         --        (0.17)      (0.62)      (0.79)
                                                                ----       ------       ----        ------      ------      ------
Total distributions                                               --       (0.65)         --        (0.17)      (0.64)      (0.87)
                                                                           ------         --        ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      2.46%       2.13%        1.89%       1.71%       1.83%       2.26%
Net investment income                                        (1.13)%     (1.34)%      (0.69)%     (0.25)%     (0.25)%       1.17%
Portfolio turnover rate                                          67%        199%         107%        123%         48%        107%

(a)   For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++ The inception dates for Class B and C were 26th May, 1998 and 19th May, 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offsetarrangements.
+    Annualized.

                                     - 70 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM GLOBAL FUND



                                                                   Class B Shares+++                             Class C Shares+++
                                                 ------------------------------------------ ----------------------------------------
                                                   01(a)        00        99        98        01(a)       00       99         98
                                                   --           --        --        --        --          --       --         --
                                                 ---------- -------------------- ---------- ------------------------------ ---------
Net asset value,
     beginning of period                           $17.50     $21.66     $19.11   $20.99      $17.53    $21.63    $19.10    $21.06
                                                   ------     ------     ------   ------      ------    ------    ------    ------
Net asset value,
     end of period                                 $15.52     $17.50     $21.66   $19.11      $15.54    $17.53    $21.63    $19.10
                                                   ======     ======     ======   ======      ======    ======    ======    ======
Total return for the period+
     (without deduction of sales load)             (11.31)%  (16.96)%    13.34%      8.96%    (11.35)%  (16.97)%   13.25%   (9.31)%
Total Net Assets (000 omitted)                       $4,162    $5,517    $9,454    $10,402      $2,571    $3,434   $7,901    $9,014


INCOME FROM
INVESTMENT OPERATIONS
Net investment income/(loss)++                      (0.15)     (0.40)     (0.30)   (0.13)      (0.17)    (0.41)    (0.30)    (0.14)
Net realized and unrealized gain/(loss)
     on investments                                 (1.83)     (3.29)      2.85    (1.75)      (1.82)    (3.27)     2.83     (1.82)
                                                    ------     ------      ----    ------      ------    ------     ----     ------
Total from investment operations                    (1.98)     (3.69)      2.55    (1.88)      (1.99)    (3.68)     2.53     (1.96)
                                                    ------     ------      ----    ------      ------    ------     ----     ------


LESS DISTRIBUTIONS
Dividends from net investment income                   --         --         --       --          --        --        --        --
Distributions in excess of net investment income       --      (0.30)        --       --          --     (0.25)       --        --
Distributions from net realized gains                  --      (0.17)        --       --          --     (0.17)       --        --
                                                     ----      ------      ----     ----        ----     ------     ----      ----
Total distributions                                    --      (0.47)        --       --          --     (0.42)       --        --
                                                     ----      ------      ----       --        ----     ------     ----      ----


RATIOS TO AVERAGE NET ASSETS
Expenses*                                             3.24%       2.92%   2.76%    2.70%+        3.45%     2.95%    2.77%    2.83%+
Net investment income                               (1.87)%     (2.11)% (1.61)%  (1.14)%+      (2.08)%   (2.16)%  (1.62)%  (1.27)%+
Portfolio turnover rate                                 67%        199%    107%     123%           67%      199%     107%     123%



                                     - 71 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM GLOBAL FUND


                                                                                      Class D Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                      $17.36      $21.41      $18.79       $18.50      $14.22      $13.48
                                                              ------      ------      ------       ------      ------      ------
Net asset value,
     end of period                                            $15.41      $17.36      $21.41       $18.79      $18.50      $14.22
                                                              ======      ======      ======       ======      ======      ======
Total return for the period+
     (without deduction of sales load)                      (11.23)%    (16.57)%       13.94%       2.38%      34.80%      11.54%
Total Net Assets (000 omitted)                                $1,151      $1,826       $5,632     $10,082      $3,768        $815


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.13)      (0.33)      (0.18)       (0.08)      (0.09)       0.07
Net realized and unrealized gain/(loss)
     on investments                                            (1.82)      (3.23)       2.80         0.54        5.02        1.47
                                                               ------      ------       ----         ----        ----        ----
Total from investment operations                               (1.95)      (3.56)       2.62         0.46        4.93        1.54
                                                               ------      ------       ----         ----        ----        ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --          --          --           --       (0.03)      (0.01)
Distributions in excess of net investment income                  --       (0.32)         --           --          --          --
Distributions from net realized gains                             --       (0.17)         --        (0.17)      (0.62)      (0.79)
                                                                ----       ------       ----        ------      ------      ------
Total distributions                                               --       (0.49)         --        (0.17)      (0.65)      (0.80)
                                                                ----       ------       ----        ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      2.94%       2.51%        2.16%       1.87%       2.01%       2.88%
Net investment income                                        (1.60)%     (1.76)%      (0.98)%     (0.41)%     (0.53)%       0.52%
Portfolio turnover rate                                          67%        199%         107%        123%         48%        107%



                                     - 72 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM INTERNATIONAL FUND


                                                                                          Class A Shares
                                                  -------------------------------------------------------------------------------
                                                    01(a)         00           99            98            97            96
                                                    --            --           --            --            --            --
                                                  ----------- ----------- ------------- ------------- ------------- -------------
Net asset value,
     beginning of period                              $20.02      $32.16      $30.06        $28.46        $23.15        $21.37
                                                      ------      ------      ------        ------        ------        ------
Net asset value,
     end of period                                    $16.44      $20.02      $32.16        $30.06        $28.46        $23.15
                                                      ======      ======      ======        ======        ======        ======
Total return for the period+
     (without deduction of sales load)              (17.88)%    (22.74)%         6.99%         7.22%        28.93%         8.98%
Total Net Assets (000 omitted)                      $275,992    $439,587    $1,271,042    $2,685,713    $1,793,665    $1,009,819


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                          0.02       (0.23)       0.17          0.08          0.08          0.57
Net realized and unrealized gain/(loss)
     on investments                                    (3.60)      (7.07)       1.93          2.03          6.58          1.34
                                                       ------      ------       ----          ----          ----          ----
Total from investment operations                       (3.58)      (7.30)       2.10          2.11          6.66          1.91
                                                       ------      ------       ----          ----          ----          ----


LESS DISTRIBUTIONS
Dividends from net investment income                      --       (2.82)         --         (0.05)        (0.18)        (0.09)
Distributions in excess of net investment income          --       (2.02)         --            --            --            --
Distributions from net realized gains                     --          --          --         (0.46)        (1.17)        (0.04)
                                                        ----        ----        ----         ------        ------        ------
Total distributions                                       --       (4.84)         --         (0.51)        (1.35)        (0.13)
                                                        ----       ------       ----         ------        ------        ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                              2.11%       1.90%         1.76%         1.66%         1.68%         1.56%
Net investment income                                  0.19%     (0.86)%         0.62%         0.27%         0.28%         2.70%
Portfolio turnover rate                                 148%        180%          117%           73%           48%           82%

(a)  For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++ The inception dates for Class B and C were 26th May, 1998 and 19th May, 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offset arrangements.
+    Annualized.

                                     - 73 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM INTERNATIONAL FUND


                                                                   Class B Shares+++                    Class C Shares+++
                                                 ------------------------------------------ --------------------------------------
                                                   01(a)       00         99        98        01(a)       00       99       98
                                                   --          --         --        --        --          --       --       --
                                                 ------------------------------- ---------- --------------------------------------
Net asset value,
     beginning of period                           $20.28    $32.31      $30.41    $33.39     $20.47    $32.29    $30.37     $32.61
                                                   ------    ------      ------    ------     ------    ------    ------     ------
Net asset value,
     end of period                                 $16.60    $20.28      $32.31    $30.41     $16.76    $20.47    $32.29     $30.37
                                                   ======    ======      ======    ======     ======    ======    ======     ======
Total return for the period+
     (without deduction of sales load)             (18.15)%   (23.22)%    6.25%    (8.92)%    (18.12)%  (23.25)%    6.32%   (6.87)%
Total Net Assets (000 omitted)                      $23,897    $35,401  $71,930    $65,238     $17,088   $27,746  $79,556   $78,452


INCOME FROM
INVESTMENT OPERATIONS
Net investment income/(loss)++                      (0.04)    (0.38)      (0.07)    (0.20)     (0.04)    (0.40)    (0.05)     (0.20)
Net realized and unrealized gain/(loss)
     on investments                                 (3.64)    (7.09)       1.97     (2.78)     (3.67)    (7.08)     1.97      (2.04)
                                                    ------    ------       ----     ------     ------    ------     ----      ------
Total from investment operations                    (3.68)    (7.47)       1.90     (2.98)     (3.71)    (7.48)     1.92      (2.24)
                                                    ------    ------       ----     ------     ------    ------     ----      ------


LESS DISTRIBUTIONS
Dividends from net investment income                   --     (2.71)         --        --         --     (2.58)       --         --
Distributions in excess of net investment income       --     (1.85)         --        --         --     (1.76)       --         --
Distributions from net realized gains                  --        --          --        --         --        --        --         --
                                                     ----      ----        ----      ----       ----      ----      ----       ----
Total distributions                                    --     (4.56)         --        --         --     (4.34)       --         --
                                                     ----     ------       ----      ----       ----     ------     ----       ----


RATIOS TO AVERAGE NET ASSETS
Expenses*                                             2.73%      2.51%    2.48%    2.54%+        2.76%     2.54%     2.48    2.52%+
Net investment income                               (0.41)%    (1.44)%  (0.24)%  (1.10)%+      (0.45)%   (1.48)%  (0.19)%  (1.14)%+
Portfolio turnover rate                                148%       180%     117%      73%          148%      180%     117%      73%



                                     - 74 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM INTERNATIONAL FUND



                                                                                      Class D Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                      $19.90      $31.96      $29.92       $28.34      $23.07      $21.35
                                                              ------      ------      ------       ------      ------      ------
Net asset value,
     end of period                                            $16.33      $19.90      $31.96       $29.92      $28.34      $23.07
                                                              ======      ======      ======       ======      ======      ======
Total return for the period+
     (without deduction of sales load)                      (17.94)%    (22.82)%        6.82%       7.13%      28.78%       8.33%
Total Net Assets (000 omitted)                               $17,280     $34,239     $101,364    $158,797     $99,283     $38,716


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.01)      (0.25)       0.09         0.04        0.01        0.45
Net realized and unrealized gain/(loss)
     on investments                                            (3.56)      (7.02)       1.95         2.03        6.59        1.32
                                                               ------      ------       ----         ----        ----        ----
Total from investment operations                               (3.57)      (7.27)       2.04         2.07        6.60        1.77
                                                               ------      ------       ----         ----        ----        ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --       (2.81)         --        (0.03)      (0.16)      (0.01)
Distributions in excess of net investment income                  --       (1.98)         --           --          --          --
Distributions from net realized gains                             --          --          --        (0.46)      (1.17)      (0.04)
                                                                ----        ----        ----        ------      ------      ------
Total distributions                                               --       (4.79)         --        (0.49)      (1.33)      (0.05)
                                                                ----       ------       ----        ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      2.30%       2.01%        1.94%       1.80%       1.82%       2.06%
Net investment income                                        (0.08)%     (0.96)%        0.34%       0.14%       0.05%       2.13%
Portfolio turnover rate                                         148%        180%         117%         73%         48%         82%



                                     - 75 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM PACIFIC BASIN FUND


                                                                                      Class A Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                       $9.57      $14.17       $8.23        $9.69      $15.26      $16.97
                                                               -----      ------       -----        -----      ------      ------
Net asset value,
     end of period                                             $8.80       $9.57      $14.17        $8.23       $9.69      $15.26
                                                               =====       =====      ======        =====       =====      ======
Total return for the period+
     (without deduction of sales load)                       (8.05)%    (23.21)%       74.91%     (3.99)%    (30.00)%     (0.39)%
Total Net Assets (000 omitted)                               $13,335     $14,952      $46,504     $16,971     $23,046     $49,808


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.03)      (0.06)      (0.04)       (0.01)         --        0.04
Net realized and unrealized gain/(loss)
     on investments                                            (0.74)      (3.19)       6.19        (0.51)      (4.45)      (0.11)
                                                               ------      ------       ----        ------      ------      ------
Total from investment operations                               (0.77)      (3.25)       6.15        (0.52)      (4.45)      (0.07)
                                                               ------      ------       ----        ------      ------      ------


LESS DISTRIBUTIONS
Dividends from net investment income                              --       (1.35)      (0.01)       (0.22)         --       (0.74)
Distributions in excess of net investment income                  --          --       (0.20)          --          --          --
Distributions from net realized gains                             --          --          --        (0.72)      (1.12)      (0.90)
                                                                ----        ----        ----        ------      ------      ------
Total distributions                                               --       (1.35)      (0.21)       (0.94)      (1.12)      (1.64)
                                                                ----       ------      ------       ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      3.00%       2.20%        2.26%       2.42%       1.98%       1.76%
Net investment income                                        (0.69)%     (0.54)%      (0.42)%     (0.11)%       0.02%       0.22%
Portfolio turnover rate                                          52%         51%          63%         55%         42%         46%


(a)  For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++ The inception dates for Class B and C were 26th May, 1998 and 1st June, 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offset arrangements.
+    Annualized.

                                     - 76 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM PACIFIC BASIN FUND



                                                                  Class B Shares+++                             Class C Shares+++
                                                  ----------------------------------------- ---------------------------------------
                                                     01(a)       00       99        98        01(a)       00       99         98
                                                     --          --       --        --        --          --       --         --
                                                  -------------------- --------- ---------- --------- -------------------- --------
Net asset value,
     beginning of period                            $10.04     $14.89     $8.96     $9.15      $8.70    $13.21     $8.12      $8.54
                                                    ------     ------     -----     -----      -----    ------     -----      -----
Net asset value,
     end of period                                   $9.18     $10.04    $14.89     $8.96      $7.89     $8.70    $13.21      $8.12
                                                     =====     ======    ======     =====      =====     =====    ======      =====
Total return for the period+
     (without deduction of sales load)             (8.57)%    (23.80)%  67.89%    (0.35)%     (9.31)%  (24.28)%   63.15%    (3.87)%
Total Net Assets (000 omitted)                      $1,755      $2,780  $6,169       $273        $292      $455   $1,509       $163


INCOME FROM
INVESTMENT OPERATIONS
Net investment income/(loss)++                       (0.09)     (0.17)    (0.19)    (0.35)     (0.14)    (0.21)    (0.39)     (0.70)
Net realized and unrealized gain/(loss)
     on investments                                  (0.77)     (3.33)     6.26      0.32      (0.67)    (2.95)     5.51       0.37
                                                     ------     ------     ----      ----      ------    ------     ----       ----
Total from investment operations                     (0.86)     (3.50)     6.07     (0.03)     (0.81)    (3.16)     5.12      (0.33)
                                                     ------     ------     ----     ------     ------    ------     ----      ------


LESS DISTRIBUTIONS
Dividends from net investment income                    --     (1.35)       --     (0.04)        --        (1.35)       --       --
Distributions in excess of net investment income        --        --     (0.14)       --         --           --     (0.03)      --
Distributions from net realized gains                   --        --        --     (0.12)        --           --        --    (0.09)
                                                      ----     -----     -----     ------      ----        -----     -----    ------
Total distributions                                     --     (1.35)    (0.14)    (0.16)        --        (1.35)    (0.03)   (0.09)
                                                      ----     ------    ------    ------      ----        ------    ------    -----


RATIOS TO AVERAGE NET ASSETS
Expenses*                                            4.03%      3.07%   3.48%    9.39%+        5.65%     3.65%    5.57%     20.34%+
Net investment income                              (1.80)%    (1.39)% (1.59)%  (7.52)%+      (3.36)%   (2.00)%   3.82)%   (19.15)%+
Portfolio turnover rate                                52%        51%     63%      55%           52%       51%      63%         55%



                                     - 77 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM PACIFIC BASIN FUND



                                                                                      Class D Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                       $9.33      $13.95       $8.11        $9.62      $15.20      $16.96
                                                               -----      ------       -----        -----      ------      ------
Net asset value,
     end of period                                             $8.53       $9.33      $13.95        $8.11       $9.62      $15.20
                                                               =====       =====      ======        =====       =====      ======
Total return for the period+
     (without deduction of sales load)                       (8.57)%    (23.75)%       73.71%     (4.64)%    (30.18)%     (1.19)%
Total Net Assets (000 omitted)                                  $691        $854       $1,727      $1,051      $1,583      $1,878


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.08)      (0.14)      (0.16)       (0.01)       0.01       (0.10)
Net realized and unrealized gain/(loss)
     on investments                                            (0.72)      (3.13)       6.13        (0.53)      (4.47)      (0.11)
                                                               ------      ------       ----        ------      ------      ------
Total from investment operations                               (0.80)      (3.27)       5.97        (0.54)      (4.46)      (0.21)
                                                               ------      ------       ----        ------      ------      ------


LESS DISTRIBUTIONS
Dividends from net investment income                              --       (1.35)         --        (0.25)         --       (0.65)
Distributions in excess of net investment income                  --          --       (0.13)          --          --          --
Distributions from net realized gains                             --          --          --        (0.72)      (1.12)      (0.90)
                                                                ----       -----       ------       ------      ------      ------
Total distributions                                               --       (1.35)      (0.13)       (0.97)      (1.12)      (1.55)
                                                                ----       ------      ------       ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      4.00%       2.95%        2.89%       2.53%       2.08%       2.28%
Net investment income                                        (1.70)%     (1.28)%      (1.55)%     (0.17)%     (0.09)%     (0.57)%
Portfolio turnover rate                                          52%         51%          63%         55%         42%         46%



                                     - 78 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM JAPAN CAPITAL FUND



                                                                                      Class A Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                       $7.44      $13.85       $7.65        $8.44       $9.39      $10.16
                                                               -----      ------       -----        -----       -----      ------
Net asset value,
     end of period                                             $7.15       $7.44      $13.85        $7.65       $8.44       $9.39
                                                               =====       =====      ======        =====       =====       =====
Total return for the period+
     (without deduction of sales load)                       (3.90)%    (32.30)%       87.05%     (2.75)%     (2.58)%     (0.15)%
Total Net Assets (000 omitted)                               $13,103     $18,904      $66,757     $22,654     $30,872     $36,504


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.07)      (0.17)      (0.14)       (0.06)      (0.10)      (0.05)
Net realized and unrealized gain/(loss)
     on investments                                            (0.22)      (4.05)       6.77        (0.16)      (0.11)       0.07
                                                               ------      ------       ----        ------      ------       ----
Total from investment operations                               (0.29)      (4.22)       6.63        (0.22)      (0.21)       0.02
                                                               ------      ------       ----        ------      ------       ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --       (1.29)         --           --          --       (0.70)
Distributions in excess of net investment income                  --          --       (0.43)          --          --          --
Distributions from net realized gains                             --       (0.90)         --        (0.57)      (0.74)      (0.09)
                                                                ----       ------      -----        ------      ------      ------
Total distributions                                               --       (2.19)      (0.43)       (0.57)      (0.74)      (0.79)
                                                                ----       ------      ------       ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      2.98%       2.07%        2.06%       2.16%       2.15%       1.84%
Net investment income                                        (2.05)%     (1.45)%      (1.38)%     (0.78)%     (1.06)%     (0.50)%
Portfolio turnover rate                                          73%         48%          77%         59%         76%         23%


(a)  For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++ The inception dates for Class B and C were 26th May, 1998 and 19th May, 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offsetarrangements.
+    Annualized.

                                     - 79 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM JAPAN CAPITAL FUND



                                                                                     Class B Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------

Net asset value,
     beginning of period                                        $7.76            $14.45              $8.11             $8.49
                                                                -----            ------              -----             -----
Net asset value,
     end of period                                              $7.45             $7.76             $14.45             $8.11
                                                                =====             =====             ======             =====
Total return for the period+
     (without deduction of sales load)                        (3.99)%          (32.94)%            82.18%            (4.48)%
Total Net Assets (000 omitted)                                $1,307             $1,473            $3,100              $665


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  (0.13)            (0.29)             (0.34)            (0.19)
Net realized and unrealized gain/(loss)
     on investments                                             (0.18)            (4.21)              6.98             (0.19)
                                                                ------            ------              ----             ------
Total from investment operations                                (0.31)            (4.50)              6.64             (0.38)
                                                                ------            ------              ----             ------


LESS DISTRIBUTIONS
Dividends from net investment income                               --             (1.29)                --                --
Distributions in excess of net investment income                   --                --              (0.30)               --
Distributions from net realized gains                              --             (0.90)                --                --
                                                                 ----             ------             ------             ----
Total distributions                                                --             (2.19)             (0.30)               --
                                                                 ----             ------             ------             ----


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                        4.30%             3.06%              3.80%             5.31%+
Net investment income                                           (3.40)%           (2.46%)            (3.16)            (4.22)%+
Portfolio turnover rate                                           73%                48%               77%                59%



                                     - 80 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM JAPAN CAPITAL FUND



                                                                                     Class C Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                        $7.88            $14.65              $8.12             $8.56
                                                                -----            ------              -----             -----
Net asset value,
     end of period                                              $7.54             $7.88             $14.65             $8.12
                                                                =====             =====             ======             =====
Total return for the period+
     (without deduction of sales load)                       (4.31)%          (33.05)%            83.30%            (5.14)%
Total Net Assets (000 omitted)                                 $488               $606             $2,156              $954


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  (0.16)            (0.32)             (0.34)            (0.15)
Net realized and unrealized gain/(loss)
     on investments                                             (0.18)            (4.26)              7.09             (0.29)
                                                                ------            ------              ----             ------
Total from investment operations                                (0.34)            (4.58)              6.75             (0.44)
                                                                ------            ------              ----             ------


LESS DISTRIBUTIONS
Dividends from net investment income                               --             (1.29)                --                --
Distributions in excess of net investment income                   --                --              (0.22)               --
Distributions from net realized gains                              --             (0.90)                --                --
                                                                 ----             ------             ------             ----
Total distributions                                                --             (2.19)             (0.22)               --
                                                                 ----             ------             ------               --


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      5.08%             3.21%              3.94%             3.99%+
Net investment income                                         (4.20)%           (2.60)%            (3.21)%           (3.00)%+
Portfolio turnover rate                                           73%                48%               77%                59%



                                     - 81 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM EUROPE FUND


                                                                                      Class A Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                      $12.18      $13.08      $12.63       $12.57      $11.85      $10.04
                                                              ------      ------      ------       ------      ------      ------
Net asset value,
     end of period                                            $10.33      $12.18      $13.08       $12.63      $12.57      $11.85
                                                              ======      ======      ======       ======      ======      ======
Total return for the period+
     (without deduction of sales load)                      (15.19)%       4.61%       16.21%      10.70%      27.55%      21.32%
Total Net Assets (000 omitted)                               $23,562     $24,127      $20,450     $49,631     $39,101     $25,127


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  0.03       (0.12)      (0.09)        0.03        0.02        0.07
Net realized and unrealized gain/(loss)
     on investments                                            (1.88)       0.67        1.96         1.28        3.15        2.06
                                                               ------       ----        ----         ----        ----        ----
Total from investment operations                               (1.85)       0.55        1.87         1.31        3.17        2.13
                                                               ------       ----        ----         ----        ----        ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --          --          --        (0.02)      (0.06)      (0.01)
Distributions from net realized gains                             --       (1.45)      (1.42)       (1.23)      (2.39)      (0.31)
                                                                ----       ------      ------       ------      ------      ------
Total distributions                                               --       (1.45)      (1.42)       (1.25)      (2.45)      (0.32)
                                                                ----       ------      ------       ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      2.48%       2.49%        2.48%       2.06%       1.81%       1.89%
Net investment income                                          0.47%     (0.86)%      (0.79)%       0.24%       0.15%       0.59%
Portfolio turnover rate                                          87%        194%         109%        168%         80%         76%

(a)  For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++ The inception dates for Class B and C were 26th May, 1998 and 20th May, 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offset arrangements.
+    Annualized.

                                     - 82 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM EUROPE FUND



                                                                                     Class B Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                       $12.06            $13.08             $12.82            $15.38
                                                               ------            ------             ------            ------
Net asset value,
     end of period                                             $10.18            $12.06             $13.08            $12.82
                                                               ======            ======             ======            ======
Total return for the period+
     (without deduction of sales load)                         (15.59)%            3.68%             14.48%            (9.82)%
Total Net Assets (000 omitted)                                $3,072             $3,889            $1,568             $1,787


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  (0.04)            (0.25)             (0.29)            (0.20)
Net realized and unrealized gain/(loss)
     on investments                                             (1.84)             0.68               1.97             (1.37)
                                                                ------             ----               ----             ------
Total from investment operations                                (1.88)             0.43               1.68             (1.57)
                                                                ------             ----               ----             ------


LESS DISTRIBUTIONS
Dividends from net investment income                            --                   --                 --                --
Distributions from net realized gains                           --                (1.45)             (1.42)            (0.99)
                                                              ----                ------             ------            ------
Total distributions                                             --                (1.45)             (1.42)            (0.99)
                                                              ----                ------             ------            ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                         3.39%             3.39%              4.17%             3.93%+
Net investment income                                           (0.67)%           (1.80)%            (2.41)%           (2.58)%+
Portfolio turnover rate                                             87%              194%               109%              168%



                                     - 83 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM EUROPE FUND



                                                                                     Class C Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                       $11.66            $12.77             $12.70            $15.16
                                                               ------            ------             ------            ------
Net asset value,
     end of period                                              $9.81            $11.66             $12.77            $12.70
                                                                =====            ======             ======            ======
Total return for the period+
     (without deduction of sales load)                         (15.87)%            3.07%             13.11%            (9.32)%
Total Net Assets (000 omitted)                                 $748               $843              $743               $814


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  (0.06)            (0.33)             (0.43)            (0.28)
Net realized and unrealized gain/(loss)
     on investments                                             (1.79)             0.67               1.92             (1.19)
                                                                ------             ----               ----             ------
Total from investment operations                                (1.85)             0.34               1.49             (1.47)
                                                                ------             ----               ----             ------


LESS DISTRIBUTIONS
Dividends from net investment income                               --                --                 --                --
Distributions from net realized gains                              --             (1.45)             (1.42)            (0.99)
                                                                 ----             ------             ------            ------
Total distributions                                                --             (1.45)             (1.42)            (0.99)
                                                                 ----             ------             ------            ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                         3.97%             4.04%              5.35%             4.93%+
Net investment income                                           (1.20)%           (2.48)%            (3.62)%           (3.46)%+
Portfolio turnover rate                                             87%              194%               109%              168%



                                     - 84 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM AMERICAN FOCUS FUND


                                                                                      Class A Shares
                                                          ------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -----------
Net asset value,
     beginning of period                                      $15.97      $18.30      $16.74       $17.32      $13.56      $11.93
                                                              ------      ------      ------       ------      ------      ------
Net asset value,
     end of period                                            $15.28      $15.97      $18.30       $16.74      $17.32      $13.56
                                                              ======      ======      ======       ======      ======      ======
Total return for the period+
     (without deduction of sales load)                       (4.32)%     (1.46)%        9.32%      29.44%      29.41%      24.10%
Total Net Assets (000 omitted)                               $30,844     $21,344      $28,872     $17,367     $10,966      $5,853


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                 (0.03)      (0.10)      (0.07)       (0.07)         --       (0.05)
Net realized and unrealized gain/(loss)
     on investments                                            (0.66)      (0.16)       1.63         4.76        3.99        2.93
                                                               ------      ------       ----         ----        ----        ----
Total from investment operations                               (0.69)      (0.26)       1.56         4.69        3.99        2.88
                                                               ------      ------       ----         ----        ----        ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --          --          --           --          --          --
Distributions from net realized gains                             --       (2.07)         --        (5.27)      (0.23)      (1.25)
                                                                ----       ------       ----        ------      ------      ------
Total distributions                                               --       (2.07)         --        (5.27)      (0.23)      (1.25)
                                                                ----       ------       ----        ------      ------      ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      1.85%       2.00%        1.90%       2.10%       1.94%       2.61%
Net investment income                                        (0.37)%     (0.58)%      (0.42)%     (0.34)%       0.00%     (0.39)%
Portfolio turnover rate                                         276%         12%          13%         70%         15%          9%


(a)  For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++ The inception dates for Class B and C were 26th May, 1998 and 7th July, 1998, respectively.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offset arrangements.
+    Annualized.

                                     - 85 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM AMERICAN FOCUS FUND



                                                                                     Class B Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                       $15.71            $18.19             $16.87            $20.08
                                                               ------            ------             ------            ------
Net asset value,
     end of period                                             $14.97            $15.71             $18.19            $16.87
                                                               ======            ======             ======            ======
Total return for the period+
     (without deduction of sales load)                          (4.71)%           (2.31)%             7.82%             9.68%
Total Net Assets (000 omitted)                                $3,841             $3,568            $4,048              $969


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  (0.10)            (0.25)             (0.29)            (0.57)
Net realized and unrealized gain/(loss)
     on investments                                             (0.64)            (0.16)              1.61              2.17
                                                                ------            ------              ----              ----
Total from investment operations                                (0.74)            (0.41)              1.32              1.60
                                                                ------            ------              ----              ----


LESS DISTRIBUTIONS
Dividends from net investment income                               --                --                 --                --
Distributions from net realized gains                              --             (2.07)                --             (4.81)
                                                                 ----             ------              ----             ------
Total distributions                                                --             (2.07)                --             (4.81)
                                                                 ----             ------              ----             ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                        2.78%             2.86%              3.11%             7.56%+
Net investment income                                          (1.29)%           (1.44)%            (1.66)%           (5.81)%+
Portfolio turnover rate                                           276%               12%                13%                70%



                                     - 86 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM AMERICAN FOCUS FUND



                                                                                     Class C Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                       $15.41            $17.91             $16.58            $21.58
                                                               ------            ------             ------            ------
Net asset value,
     end of period                                             $14.67            $15.41             $17.91            $16.58
                                                               ======            ======             ======            ======
Total return for the period+
     (without deduction of sales load)                          (4.80)%           (2.47)%             8.02%             0.69%
Total Net Assets (000 omitted)                                $2,757             $2,696            $5,914             $1,142


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  (0.11)            (0.25)             (0.25)            (0.44)
Net realized and unrealized gain/(loss)
     on investments                                             (0.63)            (0.18)              1.58              0.25
                                                                ------            ------              ----              ----
Total from investment operations                                (0.74)            (0.43)              1.33             (0.19)
                                                                ------            ------              ----             ------


LESS DISTRIBUTIONS
Dividends from net investment income                               --                --                 --                --
Distributions from net realized gains                              --             (2.07)                --             (4.81)
                                                                 ----             ------              ----             ------
Total distributions                                                --             (2.07)                --             (4.81)
                                                                 ----             ------              ----             ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                         2.94%             2.89%              2.90%             8.16%+
Net investment income                                           (1.44)%           (1.46)%            (1.45)%           (6.50)%+
Portfolio turnover rate                                            276%               12%                13%               70%




                                     - 87 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAMERICA CAPITAL FUND



                                                                                        Class A Shares
                                                          -------------------------------------------------------------------------
                                                            01(a)         00          99           98          97          96
                                                            --            --          --           --          --          --
                                                          ----------- ----------- ------------ ----------- ----------- -------------
Net asset value,
     beginning of period                                      $22.49      $21.45      $17.08       $13.43      $10.82     $10.03
                                                              ------      ------      ------       ------      ------     ------
Net asset value,
     end of period                                            $22.59      $22.49      $21.45       $17.08      $13.43     $10.82
                                                              ======      ======      ======       ======      ======     ======
Total return for the period+
     (without deduction of sales load)                         0.44%       6.54%       28.97%      30.59%      37.28%      18.31%
Total Net Assets (000 omitted)                               $88,407     $70,046      $51,108     $11,469      $3,799      $1,924


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                  0.09        0.06        0.13        (0.01)      (0.24)     (0.42)
Net realized and unrealized gain/(loss)
     on investments                                             0.01        1.35        4.78         4.08        4.23       2.22
                                                                ----        ----        ----         ----        ----       ----
Total from investment operations                                0.10        1.41        4.91         4.07        3.99       1.80
                                                                ----        ----        ----         ----        ----       ----


LESS DISTRIBUTIONS
Dividends from net investment income                              --          --       (0.07)          --          --          --
Distributions from net realized gains                             --       (0.37)      (0.47)       (0.42)      (1.38)     (1.01)
                                                                ----       ------      ------       ------      ------     ------
Total distributions                                               --       (0.37)      (0.54)       (0.42)      (1.38)     (1.01)
                                                                ----       ------      ------       ------      ------     ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                      1.76%       1.79%        1.84%       2.46%       3.45%       5.16% **
Net investment income                                          0.82%       0.25%        0.66%     (0.03)%     (2.04)%     (3.79)%
Portfolio turnover rate                                          28%         20%          20%         29%         22%         27%


(a)   For the six months ended 30th June, 2001 (unaudited).

+    Total return calculated for a period less than one year is not annualized.
++ Net investment income per share has been determined based on the weighted average shares outstanding method.
+++  The inception dates for Class B and C were 26th May, 1998.
* The ratio of expenses to average net assets for the year ended 31st December, 1996 includes amounts paid through expense offset arrangements.
** In the absence of expense reimbursement expenses would have represented 6.16% of the average net assets for the year ended 31st December, 1996.
+    Annualized.

                                     - 88 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAMERICA CAPITAL FUND



                                                                                     Class B Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                       $22.46            $21.54             $17.26            $16.57
                                                               ------            ------             ------            ------
Net asset value,
     end of period                                             $22.47            $22.46             $21.54            $17.26
                                                               ======            ======             ======            ======
Total return for the period+
     (without deduction of sales load)                           0.04%             5.97%             27.68%             5.13%
Total Net Assets (000 omitted)                                $16,269           $13,833            $9,243              $995


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                   0.01             (0.10)             (0.07)            (0.26)
Net realized and unrealized gain/(loss)
     on investments                                                --              1.39               4.82              1.10
                                                                 ----              ----               ----              ----
Total from investment operations                                 0.01              1.29               4.75              0.84
                                                                 ----              ----               ----              ----


LESS DISTRIBUTIONS
Dividends from net investment income                               --                --                 --                --
Distributions from net realized gains                              --             (0.37)             (0.47)            (0.15)
                                                                 ----             ------             ------            ------
Total distributions                                                --             (0.37)             (0.47)            (0.15)
                                                                 ----             ------             ------            ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                        2.47%             2.49%              2.88%+            5.19%+
Net investment income                                            0.11%           (0.44)%            (0.34)%           (2.74)%+
Portfolio turnover rate                                            28%               20%                20%               29%



                                     - 89 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAMERICA CAPITAL FUND



                                                                                     Class C Shares+++
                                                         --------------------------------------------------------------------------
                                                               01(a)               00                99                 98
                                                               --                  --                --                 --
                                                         --------------------------------------------------------------------------
Net asset value,
     beginning of period                                       $22.30            $21.42             $17.13            $16.57
                                                               ------            ------             ------            ------
Net asset value,
     end of period                                             $22.31            $22.30             $21.42            $17.13
                                                               ======            ======             ======            ======
Total return for the period+
     (without deduction of sales load)                           0.04%             5.81%             27.95%             4.34%
Total Net Assets (000 omitted)                                $14,226           $12,274            $9,693             $1,181


INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)++                                   0.01             (0.10)             (0.04)            (0.37)
Net realized and unrealized gain/(loss)
     on investments                                                --              1.35               4.80              1.08
                                                                 ----              ----               ----              ----
Total from investment operations                                 0.01              1.25               4.76              0.71
                                                                 ----              ----               ----              ----


LESS DISTRIBUTIONS
Dividends from net investment income                               --                --                 --                --
Distributions from net realized gains                              --             (0.37)             (0.47)            (0.15)
                                                                 ----             ------             ------            ------
Total distributions                                                --             (0.37)             (0.47)            (0.15)
                                                                 ----             ------             ------            ------


RATIOS TO AVERAGE NET ASSETS
Expenses*                                                        2.47%              2.48%              2.74%+            7.15%+
Net investment income                                            0.12%            (0.45)%            (0.23)%           (4.77)%+
Portfolio turnover rate                                            28%                20%                20%               29%



                                     - 90 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

IV.      FINANCIAL HIGHLIGHTS
================================================================================

GAM Funds, Inc. - Purchase Application

Please mail in the enclosed envelope to: GAM Funds, Inc., c/o Boston Financial Data Services, P.O. Box 9137, Boston, MA 02205-9775 (66 Brooks Drive, Braintree, MA 02184-3839 for express mail services) with your check or money order payable to "GAM Funds, Inc." If you are not using the enclosed envelope please mail your application to: GAM Funds, Inc., c/o Boston Financial Data Services, P.O. Box 8264, Boston, MA 02266-8264. To make payment by wire, please notify Boston Financial Data Services at (800) 426-4685 or (617) 483-5000 of the incoming wire and to receive a wire reference number. Instruct your bank to wire the funds with the assigned reference number to: State Street Bank and Trust Company, ABA# 011000028 for account of GAM ("Fund Name-GAM acct. #") Fund Subscription DDA #9905-414-0.

--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

     Joint tenant registration will be as "joint tenants with the right of survivorship" and not as "tenants in common" unless specified, and both registrants should sign this application.
     Trust registrations should specify the name of the trust, trustee(s), beneficiary(ies), date of trust instrument, and the trustee, or other fiduciary, should sign this application.
     Uniform Gifts/Transfers to Minors registration should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number) and the custodian should sign the application.
     Institutional registrations should be in the name of the institution, and an officer should sign, indicating corporate or partnership office or title, this application.
     For an Individual Retirement Account (IRA), a different application is required. Please call (800) 426-4685 ext. 1 or your investment representative to obtain an IRA application.


Registration Type:  (Choose One) [ ] Individual     [ ] Gift/Transfer to Minor  [ ] Other ____________________
                                 [ ] Joint Tenants  [ ] Trust


Investor(s) Information                        Owner                                            Joint Owner
Name                       ____________________________________________         ___________________________________________
Address                    ____________________________________________         ___________________________________________
                           ____________________________________________         ___________________________________________
City/State/Zip             ____________________________________________         ___________________________________________
Taxpayer ID/Social
Security Number            ____________________________________________         ___________________________________________
Date of Birth              ____________________________________________         ___________________________________________
Daytime Phone              (______) ___________________________________         ___________________________________________
E-Mail Address             ____________________________________________         ___________________________________________

--------------------------------------------------------------------------------
INVESTMENT SELECTION
--------------------------------------------------------------------------------
The minimum initial investment is $5,000 per fund and subsequent investments are $100 per fund.



                                       Investment         Class   Class    Class    Class    Class
                                         Amount               A        B        C       D        Y
GAM Global Fund:                    $________________       [ ]    [ ]       [ ]     [ ]      [ ]

GAM International Fund:             $________________       [ ]    [ ]       [ ]     [ ]      [ ]

GAM Pacific Basin Fund:             $________________       [ ]    [ ]       [ ]     [ ]      [ ]

GAM Japan Capital Fund:             $________________       [ ]    [ ]       [ ]              [ ]

GAM Europe Fund:                    $________________       [ ]    [ ]       [ ]              [ ]

GAM American Focus Fund:            $________________       [ ]    [ ]       [ ]              [ ]

GAMerica Capital Fund:              $________________       [ ]    [ ]       [ ]              [ ]

GAM American Focus
Long/Short Fund:                    $________________       [ ]    [ ]       [ ]              [ ]


                                                                    Over, please
                                     - 91 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685
                                                                       continued
Capital Gain and Dividend Distributions

All dividends and capital gains distributions will be reinvested in additional shares of the same class of the same Fund unless the appropriate boxes below are checked:

    [ ] Pay dividends in cash       [ ] Pay capital gains distributions in cash

--------------------------------------------------------------------------------
INVESTMENT ADVISOR/BROKER (IF APPLICABLE)
--------------------------------------------------------------------------------


Representative's Name ____________________________   Branch Address ____________

Representative's Number __________________________   ___________________________

Representative's Phone Number (______) ___________   ___________________________

Firm Name ________________________________________   Branch Address_____________

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Telephone Privileges

Unless you check the boxes below, you authorize the Funds or their agents to honor telephone or facsimile requests from you after you have reasonably identified yourself.

[  ] I do not want Telephone  Exchange--Exchange shares of any Fund for shares of any other Fund in the same class.
[  ] I do not want Telephone Redemption--Redemption of shares by telephone.

Wire Transfer

Please complete wiring instructions below if you wish to be able to instruct the Funds to wire redemption proceeds. A nominal fee will be deducted from the redemption proceeds.

Bank Name ______________________________    ABA #* _____________________________

Name on Account ________________________    Account # __________________________

Bank Address ___________________________    ____________________________________

* The ABA # is the nine-digit number that precedes your account number along the bottom of your check.
** Savings and loan associations or credit unions may not be able to receive wire redemptions.

Automatic Investment Plan (Optional)

By completing the section below you authorize the Fund's Agent to initiate Automated Clearing House ("ACH") debits on the 25th day of each month or the next business day. Please attach a voided check.

Fund                Investment Amount          Monthly     or     Quarterly

-----------------   $---------------------      [ ]                 [ ]

-----------------   $---------------------      [ ]                 [ ]

Bank Name ______________________________    ABA #* _____________________________

Name on Account ________________________    Account # __________________________

Bank Address ___________________________    ____________________________________

* The ABA # is the nine-digit number that precedes your account number along the bottom of your check.

Systematic Withdrawal Plan* (Optional)

By completing the section below you authorize the Fund's Agent to redeem the necessary number of shares from your account in order to make periodic payments. The minimum is $100 per Fund.

                                                    Choose One
Fund           Withdrawal Amount   Monthly   Quarterly   Semi-annually  Annually

------------   $----------------    [ ]         [ ]         [ ]           [ ]

------------   $----------------

[ ] Credit to bank account as designated under Wire Transfer or [ ] Send check to name and address of account registration
* This request for Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemption of shares will occur on the 25th day of the month prior to payment or the next business day.

Statement of Intention (Optional)

[ ] I/we agree to the Statement of Intention and Escrow Agreement set forth below. Although I/we am/are not obligated to do so, I/we intend to invest in the Funds over a 13-month period at least:

      [ ]  $100,000    [ ]  $300,000    [ ]  $600,000    [ ]  $1,000,000

                                     - 92 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

Right of Accumulation (Optional)

[  ] I/we qualify for the Right of  Accumulation  described in the Prospectus.
     (Please identify in whose name shares are registered, in which Fund(s), the shareholder's account number, and the shareholder's relationship to you):

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

Net Asset Value Eligibility

[ ] Check here if eligible for waiver of sales load. (Reason must be stated or sales load will be incurred.)

     Specify reason_____________________________________________________________

Agreement and Signature(s)
1. I/we have received, read and carefully reviewed a copy of the Funds' prospectus.
2. All share purchases are subject to acceptance and are governed by New York law.
3. I/we authorize you to honor redemption requests by telephone or facsimile, if so elected above.
4. I/we authorize you to accept telephone or facsimile exchange instructions, if so elected above.
5.   I/we authorize you to wire proceeds of redemptions, if so elected above.
6. I/we hereby agree that neither the Company nor Boston Financial Data Services will be liable for any loss, liability or expense as a result of any action taken upon instructions believed by it to be genuine and which were in accordance with the procedures set forth in the prospectus.

--------------------------------------------------------------------------------

     ______ U.S.  Citizen/taxpayer:  Under penalty of perjury, I/we certify that
     (1) the number shown on this form is my/our correct taxpayer identification number and (2) I/we am/are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we am/are subject to backup withholding as a result of failure to report all interest and dividends, or the Internal Revenue Service has notified me/us that I/we am/are no longer subject to backup withholding. (If you have been notified by the Internal Revenue Service that you are currently subject to backup withholding, strike out phrase (2) above.) The Internal Revenue Service does not require your consent to any provision of this document other than the preceding certifications required to avoid backup withholding.

     ______ Non-U.S. Citizens/Taxpayer: Indicated country of residence for tax purposes

     Under penalties of perjury, I/we certify that we are not U.S. citizens or residents and I/we are exempt foreign persons as defined by Internal Revenue Service.

--------------------------------------------------------------------------------

X ___________________________________   X ______________________________________

X ___________________________________   X ______________________________________

SIGNATURE(S) OF ALL APPLICANTS REGISTERED ABOVE - Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for corporation, trust, custodial account, etc.) Date_______________________________

STATEMENT OF INTENTION

If you anticipate investing $100,000 or more in shares of the Funds within a 13-month period, you may obtain a reduced sales load as though the total quantity were invested in one lump sum by filing a Statement of Intention within 90 days of the start of the purchases. To ensure that the reduced price will be received on future purchases, you must inform Boston Financial Data Services that this Statement is in effect each time shares are purchased.

Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the application, as described in the prospectus. You are not committed to purchase additional shares, but if your purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, you will pay the increased amount of the sales load prescribed in the Escrow Agreement. Neither dividends nor capital gain distributions invested in additional shares will apply toward the completion of this Statement. If the total purchases under this Statement are large enough to qualify for an even lower sales load than that applicable to the amount specified in the Statement, then you must notify the Transfer Agent and all transactions will then be recomputed at the expiration date of this Statement to give effect to the lower load. Any difference in sales load as a result of these additional purchases will be applied to the purchase of additional shares at the lower load if specified by you or refunded to you in cash if you so specify.

This Statement is not effective until accepted by the Company.

ESCROW AGREEMENT

Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by Boston Financial Data Services in the form of shares registered in your name. All dividends and capital gain distributions on escrowed shares will be paid to you or to your order. When the minimum investment so specified is completed, the escrowed shares will be released. If the investment is not completed, the Company will redeem an appropriate number of the escrowed shares in order to realize any difference between the sales load on the amount specified and on the amount actually attained. Shares remaining after any such redemption will be released from escrow.

In signing the application, you irrevocably constitute and appoint Boston Financial Data Services your attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

                                     - 93 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

More Information About the Funds

================================================================================

The Funds' Statement of Additional Information (SAI) gives more detailed information about the Funds, and is incorporated by reference into this Prospectus.

Annual and  semi-annual  reports  published for each of these Funds  describe in
detail  the  Funds'   performance  and  the  market  conditions  and  investment strategies that significantly contributed to that performance.

For copies of SAIs or annual reports free of charge, call the funds at the telephone number below, or...

o Go to the Public Reference Room of the Securities and Exchange Commission. Please call the SEC at (202) 942-8090 for hours of operation.

o E-mail your request to the SEC at publicinfo@sec.gov, or write to them at the Public Reference Room, c/o Securities and Exchange Commission, Washington, D.C. 20549-0102, and ask them to send you a copy. There is a fee for this service.

o    Download documents from the SEC's Internet website at http://www.sec.gov

GAM has authorized the use of information in this Prospectus, and only the information in this Prospectus, as an accurate representation of the Funds offered in this Prospectus. This Prospectus may not be used or regarded as an offer of the Funds in any jurisdiction where (or to any person for whom) such an offer would be unlawful.


                                 GAM FUNDS, INC.

                              135 East 57th Street
                               New York, NY 10022
                     Tel: (800) 426-4685 Fax: (212) 407-4684
                          Internet: http://www.gam.com




SEC Registration Number: 002-92136

                                     - 94 -
                                     ======
                  FOR MORE INFORMATION PLEASE CALL 800-426-4685

                          GLOBAL ASSET MANAGEMENT(R)

                                 GAM FUNDS, INC.

                              135 EAST 57TH STREET
                               NEW YORK, NY 10022
                     TEL: (212) 407-4600/FAX: (212) 407-4684


                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY __, 2002

          This Statement of Additional Information pertains to the funds listed below, each of which is a separate series of common stock of GAM Funds, Inc. (the "Company"), a diversified open-end management investment company. Each series of the Company represents a separate portfolio of securities (each a "Fund" and collectively, the "Funds"). The investment objective of each Fund is to seek long term capital appreciation through investment primarily in equity securities. Each Fund seeks to achieve its objective by investing primarily within a particular geographic region in accordance with its own investment policy. There is no assurance that the Funds will achieve their objectives.

          The Funds described in this Statement of Additional Information, other than GAM American Focus Fund and GAM American Focus Long/Short Fund, are managed by GAM International Management Limited ("GIML"). The GAM American Focus Fund and GAM American Focus Long/Short Fund are managed by Global Asset Management
(USA) Inc. ("GAM USA"). GIML and GAM USA are collectively referred to as the "Investment Advisors." GAM Services, Inc. ("GAM Services"), an affiliate of GAM USA and GIML, serves as the principal underwriter for the Funds' securities.


          GAM Global Fund invests primarily in the United States, Europe, the Pacific Basin and Canada.

          GAM International Fund invests primarily in Europe, the Pacific Basin and Canada.

          GAM Pacific Basin Fund invests primarily in the Pacific Basin, including Japan, Hong Kong, Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia and Australia.

          GAM Japan Capital Fund invests primarily in Japan.

          GAM Europe Fund invests primarily in Europe.

          GAM American Focus Fund (previously, GAM North America Fund) invests primarily in the United States and Canada.

          GAMerica Capital Fund invests primarily in the United States and Canada.


          GAM American Focus Long/Short Fund invests primarily in the United States and Canada.

          This Statement of Additional Information, which should be kept for future reference, is not a prospectus. It should be read in conjunction with the Prospectus of the Funds, dated January __, 2002, which can be obtained without cost upon request at the address indicated above.

          The Funds' 2000 Annual Report to Shareholders and 2001 Semi-Annual Report to Shareholders are incorporated by reference in this Statement of Additional Information.


          INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES............................................
Rating of Securities...........................................................
United States Government Obligations...........................................
Repurchase Agreements..........................................................
Adjustable Rate Index Notes....................................................
Options........................................................................
Stock Index Futures and Options................................................
Interest Rate Futures and Options..............................................
Foreign Currency Transactions..................................................
Lending Portfolio Securities...................................................
Warrants.......................................................................
Borrowing......................................................................
Short-Selling..................................................................
Restricted Securities..........................................................
Future Developments............................................................
Fundamental Investment Restrictions............................................
Non-Fundamental Investment Restrictions........................................
Risk Considerations............................................................
Policy of Concentration for GAM Pacific Basin Fund.............................
Portfolio Turnover.............................................................

MANAGEMENT OF THE COMPANY......................................................
Compensation of Directors and Executive Officers...............................
Principal Holders of Securities................................................

INVESTMENT ADVISORY AND OTHER SERVICES.........................................
Investment Advisors............................................................
Investment Advisory Contracts..................................................
Advisory Fees..................................................................
Principal Underwriter and Plans of Distribution................................
Custodian and Administrator....................................................
Transfer Agent.................................................................
Legal Counsel..................................................................
Independent Accountants........................................................
Reports to Shareholders........................................................

BROKERAGE ALLOCATION...........................................................
Affiliated Transactions........................................................

SHAREHOLDER INFORMATION........................................................
Sales Charge Reductions and Waivers............................................
Waivers of Front-End Sales Charges.............................................
Contingent Deferred Sales Charge Waivers.......................................
Conversion Feature.............................................................

NET ASSET VALUE, DIVIDENDS AND TAXES...........................................
Net Asset Value................................................................
Suspension of the Determination of Net Asset Value.............................
Tax Status.....................................................................

PERFORMANCE INFORMATION........................................................

DESCRIPTION OF SHARES..........................................................

FINANCIAL STATEMENTS...........................................................

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


          The investment objective and strategies of each Fund are described in the Prospectus under the "Risk and Return Summary" heading. Set forth below is additional information with respect to the investment objective and strategies of each Fund.


          Strategies. Each Fund, other than the GAM Global Fund and GAM International Fund, has adopted the following investment policy relating to the geographic areas in which it may invest. In the case of the GAM Pacific Basin, GAM Japan Capital, GAM Europe, and GAMerica Capital Funds, each Fund intends to invest substantially all of its assets in the region dictated by its investment policy and, under normal market circumstances, will invest at least 65% of its total assets in securities of companies or governments in the relevant geographic area. Each of the GAM American Focus Fund and the GAM American Focus Long/Short Fund will invest at least 80% of its assets in securities or governments in the United States and Canada. Each of the GAM American Focus Fund and the GAM American Focus Long/Short Fund will notify investors at least 60 days prior to any change in the investment policy described in this paragraph.


          GAM Global Fund may invest in securities issued by companies in any country of the world, including the United States, and normally invests in securities issued by companies in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. Under normal market conditions, GAM Global Fund invests in securities of companies in at least three different countries.

          GAM International Fund may invest in securities issued by companies in any country other than the United States and normally invests in securities issued by companies in Canada, the United Kingdom, Continental Europe and the Pacific Basin. Under normal market conditions, GAM International Fund invests in securities of companies in at least three foreign countries. For temporary defensive purposes, GAM International Fund may invest in debt securities of United States companies and the United States government and its agencies and instrumentalities.

          GAM Pacific Basin Fund invests primarily in securities issued by companies in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Thailand, Vietnam, Indonesia, the Philippines, Korea, China, Taiwan, India, Australia and New Zealand.

          GAM Japan Capital Fund invests primarily in securities of companies in Japan.

          GAM Europe Fund invests primarily in securities issued by companies in Europe, including the United Kingdom, Ireland, France, Germany, Denmark, Norway, Sweden, Finland, Iceland, Switzerland, Austria, Belgium, Spain, Portugal, Italy, Greece, Hungary, Poland, the Czech Republic and Slovakia.

          GAM American Focus Fund invests primarily in securities issued by companies in the United States and Canada.

          GAMerica Capital Fund invests primarily in securities of companies in the United States and Canada.


          GAM American Focus Long/Short Fund invests primarily in securities issued by companies in the United States and Canada.


          A company will be considered to be in or from a particular country for purposes of the preceding paragraphs if (a) at least 50% of the company's assets are located in the country or at least 50% of its total revenues are derived from goods or services produced in the country or sales made in the country; (b) the principal trading market for the company's securities is in the country; or
(c) the company is incorporated under the laws of the country.

          Each Fund will seek investment opportunities in all types of companies, including smaller companies in the earlier stages of development. In making investment decisions, each Fund will rely on the advice of its Investment Advisor(s) and its own judgement rather than on any specific objective criteria.

          Rating Of Securities. Each Fund may invest a substantial portion of its assets in debt securities issued by companies or governments and their agencies and instrumentalities if it determines that the long-term capital appreciation of such debt securities may equal or exceed the return on equity securities. Each Fund is not required to maintain any particular proportion of equity or debt securities in its portfolio. Any dividend or interest income realized by a Fund on its investments will be incidental to its goal of long-term capital appreciation. The debt securities (bonds and notes) in which the Funds may invest are not required to have any rating. Each Fund may, for temporary defensive purposes, invest in debt securities (with remaining maturities of five years or less) issued by companies and governments and their agencies and instrumentalities and in money market instruments denominated in currency of the United States or foreign nations.


          None of the Funds will commit more than 5% of its assets, determined at the time of investment, to investments in debt securities which are rated lower than "investment grade" by a rating service. Debt securities rated lower than "investment grade," also known as "junk bonds," are those debt securities not rated in one of the four highest categories by a rating service (e.g., bonds rated lower than BBB by Standard & Poor's Corporation ("S&P") or lower than Baa by Moody's Investors Services, Inc. ("Moody's")). Junk bonds, and debt securities rated in the lowest "investment grade" category, have speculative characteristics, and changes in economic circumstances or other circumstances are more likely to lead to a weakened capacity on the part of issuers of such lower rated debt securities to make principal and interest payments than issuers of higher rated investment grade bonds. Developments such as higher interest rates may lead to a higher incidence of junk bond defaults, and the market in junk bonds may be more volatile and illiquid than that in investment grade bonds. A decrease in the ratings of debt securities held by a Fund may cause the Fund to have more than 5% of its assets invested in debt securities which are not "investment grade." In such a case, the Fund will not be required to sell such securities.


          United States Government Obligations. The Funds may invest in securities of the United States government, its agencies and instrumentalities. United States government securities include United States Treasury obligations, which include United States Treasury bills, United States Treasury notes and United States Treasury bonds; and obligations issued or guaranteed by United States government agencies and instrumentalities. Agencies and instrumentalities include the Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Bank, Student Loan Marketing Association, Federal National Mortgage Association and Government National Mortgage Association.

          Repurchase Agreements. Each Fund may, for temporary defensive purposes, invest in repurchase agreements. In such a transaction, at the same time a Fund purchases a security, it agrees to resell it to the seller and is obligated to redeliver the security to the seller at a fixed price and time. This establishes a yield during the Fund's holding period, since the resale price is in excess of the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for a Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the delivery date; in the event of a default the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The collateral is marked-to-market daily and the Investment Advisors monitor the value of the collateral in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon sum to be paid to a Fund. If the seller were to be subject to a United States bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions in the bankruptcy law. Each Fund may only enter into repurchase agreements with domestic or foreign securities dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Directors.


          Adjustable Rate Index Notes. The Funds may invest in adjustable rate index notes, which are a form of promissory note issued by brokerage firms or other counterparties which pay more principal or interest if the value of another security falls, and less principal or interest if the value of another security rises.


          Options. Each Fund may invest up to 5% of its net assets in options on equity or debt securities or securities indices and up to 10% of its net assets in warrants, including options and warrants traded in over-the-counter markets. An option on a security gives the owner the right to acquire ("call option") or dispose of ("put option") the underlying security at a fixed price (the "strike price") on or before a specified date in the future. A warrant is equivalent to a call option written by the issuer of the underlying security.

          Each Fund may write covered call options on securities in an amount equal to not more than 100% of its net assets and secured put options in an amount equal to not more than 50% of its net assets. A call option written by a Fund is "covered" if the Fund owns the underlying securities subject to the option or if the Fund holds a call at the same exercise price, for the same period and on the same securities as the call written. A put option will be considered "secured" if a Fund segregates liquid assets having a value equal to or greater than the exercise price of the option, or if the Fund holds a put at the same exercise price, for the same period and on the same securities as the put written.

          The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on a Fund's portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing secured put options is to realize income in the form of premiums. The writer of a secured put option accepts the risk of a decline in the price of the underlying security. A Fund may invest up to 5% of its net assets in options on securities or indices including options traded in over-the-counter markets.

          Although each Fund generally will purchase or write only those options for which it believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

          The success of each Fund's options trading activities will depend on the ability of the Investment Advisors to predict correctly future changes in the prices of securities. Purchase or sale of options to hedge each Fund's existing securities positions is also subject to the risk that the value of the option purchased or sold may not move in perfect correlation with the price of the underlying security. The greater leverage in options and futures trading may also tend to increase the daily fluctuations in the value of a Fund's shares.

          Stock Index Futures and Options. Each Fund may purchase and sell stock index futures contracts, and purchase, sell and write put and call options on stock index futures contracts, for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market value of the stocks included in the index. An option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call option, or less than, in the case of a put option, the strike price of the option. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the Standard & Poor's 100. In the case of a stock index future, the seller of the futures contract is obligated to deliver, and the purchaser obligated to take, an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. If the assets of a Fund are substantially invested in equity securities, the Fund might sell a futures contract based on a stock index which is expected to reflect changes in prices of stocks in the Fund's portfolio in order to hedge against a possible general decline in market prices. A Fund may similarly purchase a stock index futures contract to hedge against a possible increase in the price of stocks before the Fund is able to invest cash or cash equivalents in stock in an orderly fashion.

          The effectiveness of trading in stock index futures and options as a hedging technique will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index future or option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase, sale or writing of a stock index future or option depends upon movements in the level of stock prices in the stock market generally, or in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

          Successful use of stock index futures by the Funds also is subject to the ability of the Investment Advisor to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions.

          Each Fund may purchase and sell commodity futures contracts, and purchase, sell or write options on futures contracts, for bona fide hedging purposes or otherwise in accordance with applicable rules of the Commodity Futures Trading Commission (the "CFTC"). CFTC rules permit an entity such as a Fund to acquire commodity futures and options as part of its portfolio management strategy, provided that the sum of the amount of initial margin deposits and premiums paid for unexpired commodity futures contracts and options would not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase (option contract on a stock whose current market price is above the striking price of a call option or below the striking price of a put option), the in-the-money amount may be excluded in calculating the 5%.

          When a Fund enters into a futures contract or writes an option on a futures contract, it will instruct its custodian to segregate cash or liquid securities having a market value which, when added to the margin deposited with the broker or futures commission merchant, will at all times equal the purchase price of a long position in a futures contract, the strike price of a put option written by the Fund, or the market value (marked-to-market daily) of the commodity underlying a short position in a futures contract or a call option written by the Fund, or the Fund will otherwise cover the transaction.

          Interest Rate Futures and Options. Each Fund may hedge against the possibility of an increase or decrease in interest rates adversely affecting the value of securities held in its portfolio by purchasing or selling a futures contract on a specific debt security whose price is expected to reflect changes in interest rates. However, if a Fund anticipates an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures position. A Fund may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. A Fund will sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on interest rate futures and price movements in the portfolio securities of the Fund which are the subject of the hedge. In addition, a Fund's purchase of such options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The potential loss related to the purchase of an option on an interest rate futures contracts is limited to the premium paid for the option.

          Although each Fund intends to purchase or sell commodity futures contracts only if there is an active market for each such contract, no assurance can be given that a liquid market will exist for the contracts at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          Foreign Currency Transactions. Since investments in foreign securities will usually involve currencies of foreign countries, and since each Fund may temporarily hold funds in foreign or domestic bank deposits in foreign currencies during the completion of investment programs, the value of the assets of each Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds may enter into foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission.

          Each Fund may enter into forward foreign exchange contracts for speculative purposes and under the following circumstances: when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it purchases or already holds, it may desire to "lock-in" the United States dollar price of the security or the United States dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and the subject foreign currency during the period between the date the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which payment is made or received.

          If it is believed that the currency of a particular foreign country may suffer a substantial decline against the United States dollar or another currency, a Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

          The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Each Fund will place cash or liquid securities in a separate custody account of the Fund with the Company's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the hedge contracts or otherwise cover such transactions. The securities placed in the separate account will be marked-to-market daily. If the value of the securities placed in the separate account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's uncovered commitments with respect to such contracts.

          At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may also purchase an "offsetting" contract prior to the maturity of the underlying contract. There is no assurance that such an "offsetting" contract will always be available to a Fund.

          It is impossible to forecast with absolute precision what the market value of portfolio securities will be at the expiration of a related forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of a security being sold is less than the amount of foreign currency the Fund is obligated to deliver. Conversely, a Fund may sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

          A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Advisors. Hedging the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

          The Funds may purchase or sell options to buy or sell foreign currencies and options on foreign currency futures, or write such options, as a substitute for entering into forward foreign exchange contracts in the circumstances described above. For example, in order to hedge against the decline in value of portfolio securities denominated in a specific foreign currency, a Fund may purchase an option to sell, for a specified amount of dollars, the amount of foreign currency represented by such portfolio securities. In such case, the Fund will pay a "premium" to acquire the option, as well as the agreed exercise price if it exercises the option. Although each Fund values its assets daily in terms of United States dollars, the Funds do not intend to convert their foreign currency holdings into United States dollars on any regular basis. A Fund may so convert from time to time, and thereby incur certain currency conversion charges. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          Lending  Portfolio  Securities.  Each  Fund  may  lend  its  portfolio securities to brokers, dealers and financial institutions considered creditworthy when secured by collateral maintained on a daily marked-to-market basis in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may at any time call the loan and obtain the return of the securities loaned. No such loan will be made which would cause the aggregate market value of all securities lent by a Fund to exceed 15% of the value of the Fund's total assets. The Fund will continue to receive the income on loaned securities and will, at the same time, earn interest on the loan collateral. Any cash collateral received under these loans will be invested in short-term money market instruments.

          Warrants. Each Fund may purchase warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Each Fund may invest up to 10% of its net assets, valued at the lower of cost or market value, in warrants (other than those that have been acquired in units or attached to other securities), including warrants not listed on American or foreign stock exchanges. Prices of warrants do not move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.


          Borrowing. Each Fund may borrow from banks for temporary emergency purposes, and GAM American Focus Long/Short Fund may borrow from banks for investment purposes, as well as for temporary emergency purposes. Each Fund will maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio holdings at the time.

          Borrowing money, also known as leveraging, will cause a Fund to incur interest charges, and may increase the effect of fluctuations in the value of the investments of the Fund on the net asset value of its shares. A Fund (other than GAM American Focus Long/Short Fund) will not purchase additional securities for investment while there are bank borrowings outstanding representing more than 5% of the total assets of the Fund.

          Short-Selling. GAM International Fund, GAM Global Fund and GAM American Focus Long/Short Fund may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own anticipating a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of dividends or interest the Fund may be required to pay in connection with a short sale.

          Short sales by the Fund involve risk. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.


          GAM International Fund, GAM Global Fund and GAM American Focus Long/Short Fund may also make short sales "against the box." A short sale "against the box" is a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.


          Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. government securities, or certain liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position. The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets as a matter of practice will be in short sales. As a matter of policy, the Board of Directors has determined that securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 20% of the value of the Fund's net assets.

          Restricted Securities. The Funds may purchase securities that are not registered for sale to the general public in the United States, but which can be resold to institutional investors in the United States, including securities offered pursuant to Rule 144A adopted by the United States Securities and Exchange Commission ("SEC"). If a dealer or institutional trading market in such securities exists, either within or outside the United States, these restricted securities will not be treated as illiquid securities for purposes of the Funds' investment restrictions. The Board of Directors will establish standards for determining whether or not 144A securities are liquid based on the level of trading activity, availability of reliable price information and other relevant considerations. The Funds may also purchase privately placed restricted securities for which no institutional market exists. The absence of a trading market may adversely affect the ability of the Funds to sell such illiquid securities promptly and at an acceptable price, and may also make it more difficult to ascertain a market value for illiquid securities held by the Funds.

          Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and other derivative financial instruments which are developed in the future, to the extent such opportunities are both consistent with each Fund's investment objective and permitted by applicable regulations. The Funds' Prospectus and Statement of Additional Information will be amended or supplemented, if appropriate in connection with any such practices.

          Fundamental Investment Restrictions. Each Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "Act"), this means the lesser of (a) 67% or more of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

          In accordance with these restrictions, each Fund may not:

          (1) With respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer (other than the United States government, its agencies and instrumentalities) or purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer. (For this purpose all outstanding debt securities of an issuer are considered as one class, and all preferred stocks of an issuer are considered as one class).

          (2) Invest for the purpose of exercising control or management of another company.

          (3) Invest in real estate (including real estate limited partnerships), although a Fund may invest in marketable securities which are secured by real estate and securities of companies which invest or deal in real estate.

          (4) Concentrate more than 25% of the value of its total assets in any one industry (including securities of non-United States governments), except that GAM Pacific Basin Fund will concentrate more than 25% of the value of its total assets in the finance sector, as such sector is defined in the Morgan Stanley Capital International ("MSCI") Indices. See "Policy of Concentration for GAM Pacific Basin Fund" below. The finance sector is defined by the MSCI to include the following industries: banking; financial services; insurance and real estate.

          (5) Make loans, except that this restriction shall not prohibit (1) the purchase of publicly distributed debt securities in accordance with a Fund's investment objectives and policies, (2) the lending of portfolio securities, and
(3) entering into repurchase agreements.


          (6) Borrow money, except from banks for temporary emergency purposes (for all Funds other than the GAM American Focus Long/Short Fund) and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less; or (with respect to all Funds) pledge or mortgage its assets or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby. In the case of GAM American Focus Long/Short Fund, the Fund may not borrow money, except from banks, and, in no event, in excess of 33 1/3% of its total assets at value or cost, whichever is less.


          (7) Underwrite securities issued by others except to the extent the Company may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of its portfolio securities.

          (8) Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, reorganization or acquisition of assets or (b) a Fund may purchase securities of closed-end investment companies up to
(i) 3% of the outstanding voting stock of any one investment company (including for this purpose investments by any other series of the Company), (ii) 5% of the total assets of the Fund with respect to any one investment company and (iii) 10% of the total assets of the Fund in the aggregate.

          (9) Participate on a joint or a joint and several basis in any trading account in securities.

          (10) Issue senior securities (as defined in the Act), other than as set forth in paragraph 6.

          (11) Invest in commodities or commodity futures contracts, except that each Fund may enter into forward foreign exchange contracts and may invest up to 5% of its net assets in initial margin or premiums for futures contracts or options on futures contracts.


          For purposes of restriction (6), a Fund may borrow money in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).


          Non-Fundamental Investment Restrictions. Each Fund has also adopted certain investment restrictions, which are deemed non-fundamental, which cannot be changed without a vote of the majority of the Board of Directors. In addition to non-fundamental restrictions stated elsewhere, each Fund may not:


          (1) Make short sales of securities on margin, except for such short-term credits as are necessary for the clearance of transactions. This restriction does not apply to GAM International Fund, GAM Global Fund and GAM American Focus Long/Short Fund. SEE "Short-Selling" above for a further discussion. (Management may recommend to the Board of Directors removal of this restriction for the other Funds).


          (2) Invest more than 15% of the Fund's net assets in securities which cannot be readily resold to the public because there are no market quotations readily available because of legal or contractual restrictions or because there are no market quotations readily available or in other "illiquid securities" (including non-negotiable deposits with banks and repurchase agreements of a duration of more than seven days).

          If a percentage restriction (other than the restriction on borrowing in paragraph 6) is adhered to at the time of investment, a subsequent increase or decrease in the percentage beyond the specified limit resulting from a change in value or net assets will not be considered a violation. Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the acquisition of such security or property.

          Risk Considerations. Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, including UBS AG or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in the Funds involve investment risks, including the possible loss of principal.

          Investors should carefully consider the risks involved in investments in securities of companies and governments of foreign nations, which add to the usual risks inherent in domestic investments. Such special risks include the lower level of government supervision and regulation of stock exchanges, broker-dealers and listed companies, fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, securities prices in foreign countries are generally subject to different economic, financial, political and social factors than prices of securities of United States issuers.

          The Company anticipates that the portfolio securities of foreign issuers held by each Fund generally will not be registered with the SEC nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, the governments under which these companies are organized may impose less government supervision than is required in the United States. Accordingly, there may be less publicly available information concerning certain of the issuers of securities held by the Funds than is available concerning United States companies. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to United States companies.

          It is contemplated that the Funds' foreign portfolio securities generally will be purchased on stock exchanges or in over-the-counter markets located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock exchanges generally have substantially less volume than the New York Stock Exchange and may be subject to less government supervision and regulation than those in the United States. Accordingly, securities of foreign companies may be less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, price volatility can be greater than in the United States.

          The Funds may also invest in American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs") representing securities of foreign companies, including both sponsored and unsponsored ADRs. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the cost of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The markets for ADRs and EDRs, especially unsponsored ADRs, may be substantially more limited and less liquid than the markets for the underlying securities.

          Foreign broker-dealers also may be subject to less government supervision than those in the United States. Although the Funds endeavor to achieve the most favorable net results on their portfolio transactions, fixed commissions for transactions on certain foreign stock exchanges may be higher than negotiated commissions available on United States exchanges.

          With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, and limitations on the transfer or exchange of funds or other assets of the Funds. The Funds' ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. There is also the risk in certain foreign countries of political or social instability, or diplomatic developments which could affect United States investments as well as the prices of securities in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

          Because the shares of the Funds are redeemable on a daily basis in United States dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain United States dollars to the extent necessary to meet anticipated redemptions. The Funds do not believe that this consideration will have any significant effects on their portfolio strategies under present conditions.

          Policy of Concentration for GAM Pacific Basin Fund. Since GAM Pacific Basin Fund has a fundamental policy to concentrate its investments in the financial services sector, it may be subject to greater share price fluctuations than a non-concentrated fund. There is a risk that the Fund's concentration in the securities of financial services companies will expose the Fund to the price movements of companies in one industry more than a more broadly diversified mutual fund. Because GAM Pacific Basin Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector. Also, businesses in the finance sector may be affected more significantly by changes in government policies and regulation, interest rates, currency exchange rates, and other factors affecting the financial markets. The finance sector is defined by the MSCI to include the following industries: banking; financial services; insurance and real estate.

          Portfolio Turnover. Portfolio turnover rate is calculated by dividing the lesser of a Fund's sales or purchases of portfolio securities for the fiscal year (exclusive of purchases or sales of all securities whose maturities or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in a Fund's portfolio during the fiscal year. A portfolio turnover rate in excess of 100% is considered to be high. A high portfolio turnover rate may result in higher short-term capital gains to shareholders for tax purposes and increased brokerage commissions and other transaction costs borne by the Fund.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE COMPANY
--------------------------------------------------------------------------------

          The business of the Funds is supervised by the Board of Directors, who may exercise all powers not required by statute, the Articles of Incorporation, or the By-laws to be exercised by the shareholders. When appropriate, the Board of Directors will consider separately matters relating to each Fund or to any class or shares of a Fund. The Board elects the officers of the Company and retains various companies to carry out Fund operations, including the investment advisors, custodian, administrator and transfer agent.

          The name, age, address, principal occupation during the past five years and other information with respect to each of the Directors and Executive Officers of the Company are as follows:



Name and Address:
Position(s) Held                        Principal Occupation(s)
With the Company                        During Past Five Years
----------------                        ----------------------
Dr. Burkhard Poschadel (55)*            Group Chief Executive  Officer,  Global Asset Management
Chairman and Director                   Limited,  March 2000 to present.  Dr. Poschadel received
12 St. James's Place                    a  Ph.D.   in   Economics   from   the   University   of
London SWlA 1NX                         Hamburg/Freiburg.   He  was  appointed  Chief  Executive
England                                 Officer of the GAM Group in March  2000,  and has been a
                                        long time  employee of UBS AG. Dr.  Poschadel  served as
                                        the Head of Human  Resources of UBS Private Banking from
                                        1998-2000  and served as the Global Head of Research and
                                        Portfolio  Management  from1994-1997.  He is a  director
                                        of ten GAM Funds.



__________
*    Dr.  Poschadel is a director who is an  "interested  person" of the Company within the definitions set forth in the Act.

                                       11


Name and Address:
Position(s) Held                        Principal Occupation(s)
With the Company                        During Past Five Years
----------------                        ----------------------
George W. Landau (81)                   Senior Advisor,  Latin America,  The Coca-Cola  Company,
Director                                Atlanta,  GA,  1988 to  present.  Director,  GAM  Funds,
2601 South Bayshore Drive               Inc., 1994 to present.  President,  Council of Advisors,
Suite 1109                              Latin America,  Guardian  Industries,  Auburn Hills, MI,
Coconut Grove, FL 33133                 1993 to present.  Director,  Emigrant  Savings Bank, New
                                        York,  NY,  1987  to  present.  Director,  seven  Credit
                                        Suisse Asset Management (CSAM) funds,  formerly known as
                                        BEA   Associates,   New  York,   NY,  1989  to  present.
                                        Director,  Fundacion  Chile,  Santiago,  Chile,  1992 to
                                        present.   Former  President  of  the  Council  for  the
                                        Americas  and  Americas   Society,   1985-1993.   Former
                                        Ambassador  to Venezuela,  Chile and  Paraguay.  He is a
                                        director of ten GAM Funds.


Robert J. McGuire (64)                  Attorney/Consultant,  Morvillo, Abramowitz, Grand, Iason
Director                                &  Silberberg,  P.C.,  1998 to  present.  Director,  GAM
1085 Park Avenue                        Funds,  Inc.,  1998  to  present.   Director,   Emigrant
New York, NY 10128                      Savings  Bank,  1999 to  present.  Director,  one Credit
                                        Suisse Asset Management  (CSAM) fund,  formerly known as
                                        BEA   Associates,   New  York,   NY,  1998  to  present.
                                        President/Chief  Operating  Officer,  Kroll  Associates,
                                        1989-1997.  He is a director of ten GAM Funds.

Roland Weiser (71)                      Chairman,  Intervista  business  consulting,  1984-1990.
Director                                Director,  GAM Funds,  Inc., 1988 to present.  Director,
86 Beekman Road                         GAM  Diversity  Fund and Unimed  Pharmaceuticals,  Inc.,
Summit, NJ 07901                        1989-1999.      Former     Senior     Vice     President
                                        (International),  Schering Plough  Corporation.  He is a
                                        director of 11 GAM Funds.


Kevin J. Blanchfield (46)               Chief  Operating  Officer and  Treasurer,  GAM USA,  GAM
Vice President and Treasurer            Investments,  Inc.  and  GAM  Services,  Inc.,  1993  to
Global Asset Management                 present.    Senior   Vice    President,    Finance   and
(USA) Inc.                              Administration, Lazard Freres & Co., Inc., 1991-1993.
135 East 57th Street
New York, NY 10022

Joseph J. Allessie (35)                 General  Counsel and Corporate  Secretary,  GAM USA, GAM
Secretary                               Investments   Inc.,  and  GAM  Services  Inc.,  1999  to
Global Asset Management                 present.  Regulatory  Officer  to State  of New  Jersey,
(USA) Inc.                              Department   of  Law  and  Public   Safety,   Bureau  of
135 East 57th Street                    Securities, 1993-1999.
New York, NY 10022


     Compensation of Directors and Executive Officers. Each Independent Director of the Company receives annual compensation from the Company of $25,000 per year plus $1,000 for each meeting of the Board of Directors attended. Each Director is reimbursed by the Company for travel expenses incurred in connection with attendance at Board of Directors meetings. The officers and interested Directors of the Company do not receive any compensation from the Company.

     The name, position(s) and information related to the compensation of each of the Directors in the most recent fiscal year are as follows:

                                                   Pension or                                    Compensation
                             Aggregate             Retirement Benefits    Total Estimated        from the Funds
Name and Position(s)         Compensation          Accrued as Part of     Annual Benefits        and the Fund
Held with each Complex Fund  from each Fund        Company Expenses       upon Retirement        Paid to Directors
---------------------------  --------------        ----------------       ---------------        -----------------

Dr. Burkhard Poschadel          $0                    N/A                    N/A                 $0
Director & President


George W. Landau                $                     N/A                    N/A                 $______ from ____
Director                                                                                         investment companies

Robert J. McGuire               $                     N/A                    N/A                 $______ from ____
Director                                                                                         investment companies

Roland Weiser                   $                     N/A                    N/A                 $______ from ____
Director                                                                                         investment companies

     Principal Holders of Securities. As of ______, 200_, all Directors and Officers of the Funds as a group owned beneficially or of record less than 1% of the outstanding securities of any Fund. To the knowledge of the Funds, as of ______, 200_, no shareholders owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below. UBS AG, the ultimate beneficial owner of the Funds, may be deemed to have shared voting or investment power over shares owned by clients or held by custodians or nominees for clients of UBS AG or its affiliates, or by employee benefit plans for the benefit of employees of UBS AG or its affiliates. UBS AG disclaims beneficial ownership of such shares. GAM American Focus Long/Short Fund, as well as the Class Y shares of the Funds, were not offered for investment prior to the date of this Statement of Additional Information.




                                                                   GLOBAL
          NAME AND ADDRESS         Class A              Class B             Class C             Class D
                                   -------              -------             -------             -------
Charles Schwab & Co., Inc.           %(r)
FBO Customers
101 Montgomery St.
San Francisco, CA  94104

Merrill Lynch                        %(r)                %(r)                 %(r)                %(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL  32246




                                                               INTERNATIONAL
          NAME AND ADDRESS         Class A              Class B             Class C             Class D
                                   -------              -------             -------             -------
Charles Schwab & Co., Inc.           %(r)
FBO Customers
101 Montgomery St.
San Francisco, CA  94104


                                       13

                                                               INTERNATIONAL
          NAME AND ADDRESS         Class A              Class B             Class C             Class D
                                   -------              -------             -------             -------


Merrill Lynch                        %(r)
FBO Customers of MLPF&S
5210 E. Williams CIR
Ste 900
Tucson, AZ 85711-3750

Merrill Lynch                                            %(r)                 %(r)                %(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL  32246

The Northern Trust Co. TTEE                                                                       %(r)
FBO Tomkins DC Trust
P.O. Box 92956
Chicago, IL 60675-2956

Wilmington Trust Co. TTEE                                                                         %(r)
FBO Zebra Technologies Corp
PS Plan
U/A 5/1/98 A/C 42994-7
1100 N. Market St.
Wilmington, DE 19801-1243



                                          PACIFIC BASIN                             AMERICAN FOCUS
       NAME AND ADDRESS           Class A      Class B     Class C     Class D     Class A      Class B     Class C
       ----------------           -------      -------     -------     -------     -------      -------     -------


Charles Schwab & Co., Inc.          %(r)                                             %(r)
FBO Customers
101 Montgomery St.
San Francisco, CA  94104

FISERV Securities Inc               %(r)
FBO Customers
One Commerce Square
2005 Market Street
Suite 1200
Philadelphia, PA  19103

Raymond James Assoc. Inc                                                 %(r)
 CSDN
Donald L Cox IRA
8304 Audrey Ln
Richmond, VA 23227-1702

Bear Stearns Securities Corp                                             %(r)
FBO of Various Customers
1 Metrotech Center North
Brooklyn, NY 11201-3870


                                       14


                                          PACIFIC BASIN                             AMERICAN FOCUS
       NAME AND ADDRESS           Class A      Class B     Class C     Class D     Class A      Class B     Class C
                                  -------      -------     -------     -------     -------      -------     -------
Harris InvestorLine, Inc            %(r)
FBO Bennett Dorrance TR.
1501 4th Avenue
STE 1700
Seattle, WA 98101-3660

Merrill Lynch                                   %(r)          %          %(r)                    %(r)         %(r)
FBO Customers of
MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL  32246

Fayez Sarofim & Co.                                                                  %(r)
PO Box 52830
Houston, TX  77052

NFSC FEBO # L21-322253                                                               %(r)
Nathan Klbin Fund
P.O. Box 20446
Houston, TX 77225-0446

SEI Trust Company                                                                    %(r)
c/o Christiana Bank
One Freedom Valley Dr.
Oaks, PA 19456

Salomon Smith Barney Inc                                     %(r)                    %(r)
FBO Customers
333 W. 34th St.
3rd Fl
New York, NY 10001

Prudential Securities, Inc                                               %(r)
FBO Donald Tambini
IRA Rollover DTD 9/20/87
30429 Via Victoria
Rancho Carlos, CA 90275


                                                     JAPAN CAPITAL                               EUROPE
          NAME AND ADDRESS             Class A     Class B    Class C     Class D    Class A     Class B    Class C
                                       -------     -------    -------     -------    -------     -------    -------
Charles Schwab & Co., Inc.               %(r)                                          %(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

Merrill Lynch                            %(r)       %(r)        %(r)                              %(r)        %(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246

                                                     JAPAN CAPITAL                               EUROPE
          NAME AND ADDRESS             Class A     Class B    Class C     Class D    Class A     Class B    Class C
                                       -------     -------    -------     -------    -------     -------    -------
SEI Trust Company                        %(r)                                          %(r)
c/o Christiana Bank
One Freedom Valley Dr.
Oaks, PA
19456

Marian Peschel                                                                                    %(b)
Katarina Peschel
6830 Willow Lane
Minneapolis, MN
55430

SIM International                        %(r)
 Equity Tr.
1001 19th Street North
Arlington, VA
22209-1722

Raymond James Assoc., Inc.                                      %(r)
Cust for
Sandra Crausman 403B
7740 Laytonia Dr.
Derward, MD
20855-1013

NFSC                                                            %(r)
FBO Tien Li Chia
832 Hardwood Court
Gates Mills, OH
44040

Dain Rauscher                                                                                                 %(r)
Custodian
Barbara A. Lippke
2600 Fairview Avenue E7
Seattle, WA
98102

Salomon Smith Barney, Inc                                                                                     %(r)
00113006267
333 West 34th Street - 3rd Fl
New York, NY
10001

PaineWebber FBO                                                                                   %(r)
Banca Popolare Emilia Romagna
Europe International
30 Blvd. Royal
L-2012
Luxembourg



                                                          GAMERICA
          NAME AND ADDRESS           Class A              Class B             Class C
                                     -------              -------             -------
Charles Schwab & Co., Inc             %(r)
FBO Customers
101 Montgomery St.
San Francisco, CA
94104

Merrill Lynch                         %(r)                 %(r)                %(r)
FBO Customers of MLPF&S
4800 Deer Lake Dr. East
Jacksonville, FL
32246


--------------------------------------------------------------------------------
                     INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------

          Investment Advisors. Both Investment Advisors are registered under the United States Investment Advisers Act of 1940, as amended. Each of GIML and GAM USA is controlled by and under common control with other investment advisors (as described below) which have substantial experience managing foreign mutual funds. GAM USA also serves as the general partner and investment advisor to the following registered closed-end funds: GAM Avalon Multi-Technology, L.P., GAM Avalon Multi-Europe, L.P., and GAM Avalon Multi-Global, L.P.

          The Directors of GIML and their principal occupations are as follows:

Name and Position Held
with Investment Advisor                 Principal Occupation
-----------------------                 --------------------


Dr. Burkhard Poschadel                  See "Management of the Company" above.


Andrew Wills, Director                  Investment Director, GIML

Andrew Hanges, Director                 Investment Director, GIML

Gordon D. Grender, Director             Investment Director, GIML



          GIML is a wholly owned subsidiary of Global Asset Management (U.K.) Limited, a holding company. Global Asset Management Ltd., an investment advisor organized under the laws of Bermuda, controls GIML through its wholly owned subsidiaries, Greenpark Management N.V., Global Asset Management GAM SARL and GAMAdmin B.V. (the latter of which is the direct parent of Global Asset Management (U.K.) Limited). Global Asset Management Ltd. is wholly owned by UBS AG, a banking corporation organized under the laws of Switzerland. UBS AG, with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. UBS AG operates in over 50 countries, has more than 48,000 employees and was formed by the merger of Union Bank of Switzerland and Swiss Bank Corporation in June 1998. UBS AG also maintains direct and indirect subsidiaries in the United States, including UBS PaineWebber Incorporated, an investment bank and broker-dealer; UBS Warburg LLC, an investment bank and broker-dealer; J.C. Bradford & Co., LLC, a registered investment advisor and broker-dealer; Brinson Advisors, Inc., a registered investment advisor and broker-dealer; UBS Brinson Inc. and Brinson Partners, Inc., investment advisors; and UBS Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS AG's direct and indirect affiliates and related persons are various foreign broker-dealers, investment advisors and banking organizations.


          The Directors and principal executive officers of GAM USA and their principal occupations are as follows:



Name and Position Held
with Co-Investment Advisor              Principal Occupation
--------------------------              --------------------
Dr. Burkhard Poschadel, Director        See "Management of the Company" above.


Benjamin Franklin Lenhardt, Jr.         Director; President, CEO and Managing Director of Brinson Partners, Inc.

Kevin J. Blanchfield                    See "Management of the Company" above.

David A. Anderson                       Director; Managing Director, Mutual Funds, GAM USA

Jozef C. Hendriks                       Director; Managing Director, Global Asset Management Limited (Bermuda)

Joseph J. Allessie                      See "Management of the Company" above.

Teresa B. Riggin                        Vice President, Administration, and Assistant Secretary, GAM USA

John L. Griffith, Jr.                   Managing Director, Institutional North America, GAM USA

Craig S. Morong                         Managing Director, Development, GAM USA

James A. Abate                          Investment Director, GAM USA

Nancy S. Andrews                        Investment Manager, GAM USA

          GAM USA is an indirect, wholly-owned subsidiary of UBS AG, and has its principal offices at 135 East 57th Street, New York, NY 10022. GAM USA is a wholly-owned subsidiary of GAMAdmin B.V. GAMAdmin B.V. is a wholly-owned subsidiary of Greenpark Management N.V., which in turn is a wholly-owned subsidiary of Global Asset Management Ltd., an investment advisor organized under the laws of Bermuda. Global Asset Management Ltd. is a wholly-owned subsidiary of UBS AG.


          Investment Advisory Contracts. On December 17, 1999, UBS AG acquired all the outstanding shares of Global Asset Management Ltd. (the "Acquisition"). Global Asset Management Ltd. indirectly wholly owns GIML and GAM USA. Prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated April 14, 1994 (the "GIML Contract") with GIML as an Investment Advisor to the Funds. The Board of Directors on September 29, 1999 (including a majority of the Directors who were not parties to the GIML Contract or interested persons of any such party) approved the continuance of the GIML
Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GIML Contract or interested persons of any such party) on behalf of each Fund on October 27, 1999. The shareholders of each Fund approved the continuance of the GIML Contract on October 26, 1999. As such, a new Amended and Restated Investment Advisory Contract (hereinafter referred to as the "GIML Contract") was executed upon completion of the Acquisition, December 17, 1999, with identical terms and conditions as the original GIML Contract. The Board of Directors (including a majority of the Directors who were not parties to the GIML Contract or interested persons of any such party) approved the continuance of the GIML Contract on October 24, 2001.

          On March 26, 2001, the Board of Directors approved the appointment of GAM USA as Co-Investment Advisor to the GAM American Focus Fund pursuant to an Interim Advisory Agreement to replace Fayez Sarofim & Co., who served as co-investment advisor to GAM American Focus Fund (formerly known as GAM North American Fund) from its inception until March 23, 2001. The Board of Directors approved a new advisory agreement with GAM USA to replace the Interim Advisory Agreement on April 25, 2001 (the "GAM USA Contract"). The GAM USA Contract was submitted to the holders of a majority of the outstanding shares of the GAM American Focus Fund for approval, and on June 20, 2001, the shareholders of the GAM American Focus Fund met via proxy and approved the GAM USA Contract between the Fund and GAM USA. Therefore, as of June 20, 2001, GAM USA became the sole and permanent investment advisor to the GAM American Focus Fund until terminated. On October 24, 2001, the Board of Directors approved an amended and restated GAM USA Contract whereby GAM USA will also serve as Investment Advisor to the GAM American Focus Long/Short Fund.


          The GIML Contract and the GAM USA Contract will each continue in effect from year to year if approved annually by the Board of Directors or by the vote of a majority of the outstanding shares of each Fund (as defined in the Act) and, in either event, by the approval of a majority of those Directors who are not parties to the GIML Contract or the GAM USA Contract or interested persons of any such party.


          The GIML Contract requires GIML to conduct and maintain a continuous review of the portfolio of each Fund and to make all investment decisions regarding purchases and sales of portfolio securities and brokerage allocation for each Fund, other than GAM American Focus Fund and GAM American Focus Long/Short Fund. GIML will render its services from outside the United States. The GAM USA Contract requires GAM USA to provide the same services to GAM American Focus Fund and GAM American Focus Long/Short Fund.


          The GIML Contract and the GAM USA Contract (the "Contracts") each provides that the Investment Advisors will select brokers and dealers for execution of each Fund's portfolio transactions consistent with the Company's brokerage policy (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policy incidentally may help reduce the expenses of or otherwise benefit the other investment advisory clients of the Investment Advisors or their affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Advisors' fees are not reduced by any offset arrangement by reason thereof. Each of the Contracts provides that the Investment Advisors shall have no liability to the Company or to any shareholder of a Fund for any error of judgement, mistake of law, or any loss arising out of any investment or other act or omission in the performance by an Investment Advisor of its duties under such Contracts or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of a Fund's assets maintained with custodians or securities depositories in foreign countries or from any political acts of any foreign governments to which such assets might be exposed, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Investment Advisor's part or reckless disregard of its duties under the Contract.

          Each Contract will terminate automatically in the event of its assignment, as such term is defined under the Act, and may be terminated by each Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Directors of the Company or by vote of a majority of the outstanding shares of a Fund (as defined in the Act).


          The Company acknowledges that it has obtained its corporate name by consent of GIML and agrees that if: (i) GIML should cease to be the Company's investment advisor or (ii) Global Asset Management Ltd. should cease to own a majority equity interest in GIML, the Company, upon request of GIML, shall submit to its shareholders for their vote a proposal to delete the initials "GAM" from its name and cease to use the name "GAM Funds, Inc." or any other name using or derived from "GAM" or "Global Asset Management", any component thereof or any name deceptively similar thereto, and indicate on all letterheads and other promotional material that GIML is no longer the Company's investment advisor. If GIML makes such request because Global Asset Management Ltd. no longer owns a majority equity interest in GIML, the question of continuing the GIML Contract must be submitted to a vote of the Company's shareholders. The Company has agreed that GIML or any of its successors or assigns may use or permit the use of the names "Global Asset Management" and "GAM" or any component or combination thereof in connection with any entity or business, whether or not the same directly or indirectly competes or conflicts with the Company and its business in any manner.



          Advisory Fees. For its service to the Funds, other than the GAM American Focus Fund and GAM American Focus Long/Short Fund, GIML receives a quarterly fee of 0.25% of the average daily net assets of each of the Funds during the quarter preceding each payment. For its services to the GAM American Focus Fund, GAM USA receives a quarterly fee of 0.25% of the average daily net assets of the GAM American Focus Fund during the quarter preceding each payment. Prior to June 20, 2001, GIML, with respect to the GAM American Focus Fund, paid a portion of the investment management fee to GAM USA as agreed between the parties. Prior to March 23, 2001, a fee in the same amount was paid, one-half each to GIML and Fayez Sarofim & Co. Inc. by the GAM American Focus Fund. The level of advisory fees paid by each Fund is higher than the rate of advisory fee paid by most registered investment companies. For its service to the GAM American Focus Long/Short Fund, GAM USA receives a fee comprised of two components. The first component is an annual base fee equal to 1.50% of the

Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the GAM American Focus Long/Short Fund has performed relative to the S&P 500 Composite Stock Price Index, the Fund's benchmark. The maximum performance adjustment upward or downward is 0.50% annually. Depending on the performance of the Fund, during any fiscal year, GAM USA may receive as much as 2.00% or as little as 1.00% in advisory fees. During the first twelve months of the Fund's operations, the advisory fee will be charged at the base fee of 1.50%, with no performance adjustment. The actual advisory fee paid by each Fund during the fiscal years ended December 31, 2001, 2000 and 1999 are set forth below:*


                                                 Pacific        Japan                       American       GAMerica
                 Global       International       Basin        Capital        Europe          Focus        Capital
                 ------       -------------       -----        -------        ------          -----        -------
2001            $  _______     $     _______    $  _______     $  _______    $  _______     $  _______     $  _______
2000            $  637,339     $   9,649,867    $  378,878     $  483,283    $  289,252     $  308,873     $  792,475
1999            $1,207,927     $  21,736,189    $  314,098     $  419,808    $  319,451     $  353,149     $  389,284




* GAM American Focus Long/Short Fund had not commenced investment operations as of the time periods shown.


          The expense ratio of each Fund may be higher than that of most registered investment companies since the cost of maintaining the custody of foreign securities is higher than that for most domestic funds and the rate of advisory fees paid by the Funds exceeds that of most registered investment companies. In addition, each Fund bears its own operating expenses.


          Principal Underwriter and Plans of Distribution. The Company has entered into distribution agreements (the "Distribution Agreements") with GAM Services under which GAM Services has agreed to act as principal underwriter and to use reasonable efforts to distribute each Fund's Class A, Class B, Class C, Class D and Class Y shares. GAM Services is an indirect wholly owned subsidiary of Global Asset Management Ltd., which also controls GIML. Global Asset Management Ltd. is wholly owned by UBS AG, a banking corporation organized under the laws of Switzerland.

          Pursuant to the Distribution Agreements, GAM Services receives the sales load on sales of Class A, Class B, Class C and Class D shares of the Funds and reallows a portion of the sales load to dealers/brokers. GAM Services also receives the distribution fees payable pursuant to the Funds' Plans of Distribution for Class A, Class B, Class C and Class D Shares described below (the "Plans"). The Distribution Agreements may be terminated at any time upon 60 days' written notice, without payment of a penalty, by GAM Services, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Agreements. The Distribution Agreements will terminate automatically in the event of their assignment.

          In addition to the amount paid to dealers pursuant to the sales charge tables in the Prospectus, GAM Services from time to time may offer assistance to dealers and their registered representatives in the form of business and educational or training seminars. Dealers may not use sales of any of the Funds' shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers Regulation, Inc. Costs associated with incentive or training programs are borne by GAM Services and paid from its own resources or from fees collected under the Plans. GAM Services from time to time may reallow all or a portion of the sales charge on Class A, Class C and Class D shares to individual selling dealers. The aggregate dollar amount of underwriting commissions and the amount retained by the Distributor for each of the last three fiscal years is as follows. Prior to the date of this Statement of Additional Information, Class C shares were offered without a front-end sales charge.

                                                                         2001*
                                                                    (000's omitted)
                                                   CLASS A                                   CLASS D
                                                               After                                     After
                                        Aggregate           Reallowance           Aggregate           Reallowance
                                        ---------           -----------           ---------           -----------
GAM Global Fund                        $  _______           $  _______           $  _______           $  _______
GAM International Fund                    _______              _______              _______              _______
GAM Pacific Basin Fund                    _______              _______              _______              _______
GAM Japan Capital Fund                    _______              _______                 N/A                   N/A
GAM Europe Fund                           _______              _______                 N/A                   N/A
GAM American Focus Fund                   _______              _______                 N/A                   N/A
GAMerica Capital Fund                     _______              _______                 N/A                   N/A

          For the fiscal year ended December 31, 2001, GAM Services retained front-end sales loads of $______ from the sale of Fund shares.

                                                                         2000*
                                                                    (000's omitted)
                                                   CLASS A                                   CLASS D
                                                               After                                     After
                                        Aggregate           Reallowance           Aggregate           Reallowance
                                        ---------           -----------           ---------           -----------
GAM Global Fund                         $      18            $       8            $       1            $       0
GAM International Fund                        151                   54                   25                   10
GAM Pacific Basin Fund                         28                   10                    0                    0
GAM Japan Capital Fund                         29                   18                 N/A                  N/A
GAM Europe Fund                                50                   22                 N/A                  N/A
GAM American Focus Fund                        29                   15                 N/A                  N/A
GAMerica Capital Fund                         137                   58                 N/A                  N/A


          For the fiscal year ended December 31, 2000, GAM Services retained front-end sales loads of $195,503 from the sale of Fund shares.


                                                                         1999*
                                                                    (000's omitted)
                                                   CLASS A                                   CLASS D
                                                               After                                     After
                                        Aggregate           Reallowance           Aggregate           Reallowance
                                        ---------           -----------           ---------           -----------
GAM Global Fund                         $      77            $      24            $      19            $       9
GAM International Fund                      1,344                  462                  178                   66
GAM Pacific Basin Fund                         43                   23                    4                    2
GAM Japan Capital Fund                         40                   19                 N/A                  N/A
GAM Europe Fund                                19                   10                 N/A                  N/A
GAM American Focus Fund                        39                   12                 N/A                  N/A
GAMerica Capital Fund                         106                   58                 N/A                  N/A


          For the fiscal year ended December 31, 1999, GAM Services retained front-end sales loads of $696,108 from the sale of Fund shares.



* GAM American Focus Long/Short Fund had not commenced investment operations as of the periods shown.




          The aggregate dollar amount of contingent deferred sales charges paid to and retained by the Distributor for the fiscal year ended December 31, 2001 is as follows:

                                                                                 2001
                                                        CLASS A                CLASS C                 CLASS D
GAM Global Fund                                      $   _______            $   _______             $   _______
GAM International Fund                                   _______                _______                 _______
GAM Pacific Basin Fund                                   _______                _______                 _______
GAM Japan Capital Fund                                   _______                _______                     N/A
GAM Europe Fund                                          _______                _______                     N/A
GAM American Focus Fund                                  _______                _______                     N/A
GAMerica Capital Fund                                    _______                _______                     N/A

          For the fiscal year ended December 31, 2001, GAM Services received contingent deferred sales loads of $______ from the redemption of the Funds' Shares.

          Each Fund has adopted separate distribution plans under Rule 12b-1 of the Act for each class of its shares, except its Class Y shares. The Plans permit each Fund to compensate GAM Services in connection with activities intended to promote the sale of each class of shares of each Fund. Pursuant to the Plan for Class A shares, each Fund may pay GAM Services up to 0.30% of average daily net assets of the Fund's Class A shares. Under the Plan for Class B shares, each Fund may pay GAM Services up to 1.00% of daily net assets of the Fund's Class B shares. The Class C shares under the Plan for Class C shares may pay GAM Services up to 1.00% of daily net assets of the Fund's Class C shares. Under the Plan for Class D shares, each Fund may pay GAM Services up to 0.50% of the average daily net assets attributable to Class D shares of the Fund. Expenditures by GAM Services under the Plans may consist of: (i) commissions to sales personnel for selling Fund shares; including travel & entertainment expenses; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with GAM Services in the form of a Dealer Agreement for GAM Funds, Inc. for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds.

          A portion of the fees paid to GAM Services pursuant to the Plans, not exceeding 0.25% annually of the average daily net assets of each Fund's shares, may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fees"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of GAM Services, such as services to each Fund's shareholders; services providing each Fund with more efficient methods of offering shares to coherent groups of clients; members or prospects of a participant; services permitting more efficient methods of purchasing and selling shares; or transmission of orders for the purchase or sale of shares by computerized tape or other electronic equipment; or other processing.

          The Board of Directors has concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Directors will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Directors will conduct an additional, more extensive review annually in determining whether the Plans should be continued. Continuation of the Plans from year to year is contingent on annual approval by a majority of the Directors acting separately on behalf of each Fund and class and by a majority of the Directors who are not "interested persons" (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Directors"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected class of shares of each Fund and that other material amendments to the Plans must be approved by a majority of the Plan Directors acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each Plan is in effect, the selection and nomination of Directors who are not "interested persons" shall be committed to the discretion of the Directors who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Fund Directors or a majority of the outstanding shares of the Class of shares of the affected Fund to which the Plan relates.

          Total dollar amounts paid by each of the Funds pursuant to the Plans for the fiscal year ended December 31, 2001 are as follows:*

                                         CLASS A              CLASS B              CLASS C              CLASS D
GAM Global Fund                       $     _______        $     _______        $     _______        $     _______
GAM International Fund                      _______              _______              _______              _______
GAM Pacific Basin Fund                      _______              _______              _______              _______
GAM Japan Capital Fund                      _______              _______              _______                  N/A
GAM Europe Fund                             _______              _______              _______                  N/A
GAM American Focus Fund                     _______              _______              _______                  N/A
GAMerica Capital Fund                       _______              _______              _______                  N/A

* GAM American Focus Long/Short Fund had not commenced investment operations as of the periods shown.

          Custodian and Administrator. The Custodian, Administrator and Fund Accounting Agent for the Company is Brown Brothers Harriman & Co., Private Bankers ("BBH&Co."), a New York Limited Partnership established in 1818. BBH&Co. has offices worldwide and provides services to the Company from its offices located at 40 Water Street, Boston, MA 02109. As Custodian, Administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of the Company's portfolio securities and cash, maintaining the financial and accounting books and records of the Company, computing the Company's net asset value per share and providing the administration services required for the daily business operations of the Company. For its services to the Company, BBH&Co. is paid a fee based on the net asset value of each Fund and is reimbursed by the Company for its disbursements, certain expenses and charges based on an out-of-pocket schedule agreed upon by BBH&Co. and the Company from time to time.

          For the fiscal years ended December 31, 2001, 2000 and 1999, BBH&Co. was paid the following fees for its services as Administrator and Fund Accounting Agent:*

                                        2001                    2000                   1999
                                        ----                    ----                   ----
GAM Global Fund                   $        _______       $         86,068        $        123,000
GAM International Fund                     _______                867,546               1,571,000
GAM Pacific Basin Fund                     _______                 66,424                  60,000
GAM Japan Capital Fund                     _______                 71,580                  59,000
GAM Europe Fund                            _______                 48,492                  56,000
GAM American Focus Fund                    _______                 50,278                  55,208
GAMerica Capital Fund                      _______                 96,754                  55,149

* GAM American Focus Long/Short Fund had not commenced investment operations as of the periods shown.


          Transfer Agent. Boston Financial Data Services, Inc. ("Boston Financial"), 66 Brooks Drive, Braintree, Massachusetts 02184-3839, serves as shareholder service agent, dividend-disbursing agent and transfer agent for the Funds. Pursuant to an agreement between the Funds and State Street Bank and Trust Company ("State Street"), State Street has delegated performance of its services to Boston Financial. The Funds also engage other entities to act as shareholder servicing agents and to perform subaccounting and administrative services for the benefit of discrete groups of the Funds' shareholders.

          Legal Counsel. Coudert Brothers, 1114 Avenue of the Americas, New York, New York 10036, acts as legal counsel for the Funds and the Investment Advisors.


          Independent Accountants. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10019-6013, are the independent accountants for the Company for the fiscal year ending December 31, 2002. In addition to reporting annually on the financial statements of each Fund, the Company's accountants will review certain filings of the Company with the SEC and will review the Company's Federal and state corporation tax returns.

          Reports To Shareholders. The fiscal year of the Company ends on December 31. Shareholders of each Fund will be provided at least semi-annually with reports showing the portfolio of the Fund and other information, including an annual report with financial statements audited by independent accountants.

          Code Of Ethics. Pursuant to Rule 17j-1 of the Act, the Investment Advisors have each adopted a Code of Ethics which applies to the personal trading activities of their employees. The Code of Ethics adopted by GIML and GAM USA applies to them and their affiliates, including the Company, and the Company's principal underwriter.

          The Code of Ethics establishes standards for personal securities transactions by employees covered under the Code of Ethics. Under the Code of Ethics, employees have a duty at all times to place the interests of shareholders above their own, and never to take inappropriate advantage of their position. As such, employees are prohibited from engaging in, or recommending, any securities transaction which involves any actual or potential conflict of interest, or any abuse of an employee's position of trust and responsibility.

          All employees of the Investment Advisors are prohibited from recommending securities transactions by any Fund without disclosing his or her interest, and are prohibited from disclosing current or anticipated portfolio transactions with respect to any Fund to anyone unless it is properly within his or her duties to do so. Employees who are also deemed investment personnel under the Code of Ethics, defined as any person who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Investment Advisor, or whose functions relate to the making of any recommendations with respect to such purchases or sales, are also prohibited from: participating in initial public offerings or private placements which present conflicts of interest with the Funds; and engaging in any securities transaction for their own benefit or the benefit of others, including the Funds, while in possession of material, non-public information concerning such securities. All portfolio managers and investment related staff of GIML and GAM USA are required to notify their local compliance officer in advance of any personal dealings in securities which they intend to carry out and are not permitted to deal personally in securities within seven working days (either in advance or retrospectively) of carrying out any transaction in the same security on behalf of the Fund(s) they manage.

          The Investment Advisors have established under the Code of Ethics compliance procedures to review the personal securities transactions of their associated persons in an effort to ensure compliance with the Code of Ethics in accord with Rule 17j-1 of the Act.

          Copies of the Code of Ethics are on file with and publicly available from the SEC.

--------------------------------------------------------------------------------
                              BROKERAGE ALLOCATION
--------------------------------------------------------------------------------

          The Contracts provide that the Investment Advisors shall be responsible for the selection of brokers and dealers for the execution of the portfolio transactions of each Fund and, when applicable, the negotiation of commissions in connection therewith.

          Purchase and sale orders will usually be placed with brokers who are selected based on their ability to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable security price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are weighed by the Investment Advisors in determining the overall reasonableness of brokerage commissions.

          Each Investment Advisor is authorized to allocate brokerage and principal business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), for the Company and/or other accounts for which the Investment Advisor exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions for which fixed minimum commission rates are not applicable, to cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Advisor's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. In reaching such determination, the Investment Advisors will not be required to place or to attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services.

          Research services provided by brokers to the Investment Advisors includes that which brokerage houses customarily provide to institutional investors and statistical and economic data and research reports on particular companies and industries. Research furnished by brokers may be used by each Investment Advisor for any of its accounts, and not all such research may be used by the Investment Advisors for the Funds.


          The amount of brokerage commissions paid by each Fund during the three fiscal years ended December 31, 2001, 2000 and 1999 are set forth below:*

                                                 Pacific        Japan                       American       GAMerica
                 Global       International       Basin        Capital        Europe          Focus        Capital
                 ------       -------------       -----        -------        ------          -----        -------
2001          $    _______   $    _______     $    _______   $    _______  $    _______   $    _______   $    _______
2000          $    291,940   $  7,200,495     $    147,272   $    113,974  $    250,331   $     16,235   $     32,740
1999          $    349,742   $  9,826,623     $    171,526   $    126,241  $    226,651   $     23,995   $     54,371

* GAM American Focus Long/Short Fund had not commenced investment operations as of the periods shown.

          Affiliated Transactions. Each Investment Advisor is an indirect wholly owned subsidiary of UBS AG. UBS AG, a banking organization with headquarters in Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry. Among UBS AG's direct and indirect affiliates and related persons are various broker-dealers that include direct and indirect subsidiaries in the United States including UBS Warburg LLC, an investment bank and broker-dealer, UBS PaineWebber Incorporated, an investment bank and broker-dealer, J.C. Bradford & Co., LLC, a registered investment advisor and broker-dealer, and UBS Warburg Futures Inc., a futures commission merchant and broker-dealer. Among UBS AG's direct and indirect affiliates and related persons are various foreign broker-dealers including UBS AG London. As such, when buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Investment Advisors in accordance with procedures adopted by the Board of Directors. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Investment Advisors may act as an underwriter. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Investment Advisors or the Funds in accordance with procedures adopted by the Board of Directors.

          For the fiscal year ended December 31, 2001, the Funds paid brokerage commissions to affiliated broker-dealers as set for the below:

                                                                                          % of Aggregate
                                Aggregate                    % of Aggregate               Dollar Amount
                                Dollar Amount of             Commissions                  of Transactions
Affiliated Broker               Commissions Paid             Paid to ______               Paid to ______
-----------------               ----------------             --------------               --------------
______________                   $___________                       ___%                         ___%



          For the fiscal year ended December 31, 2000, the GAM Pacific Basin Fund paid brokerage commissions to affiliated broker-dealer(s) as set forth below:

                                                                                          % of Aggregate
                                Aggregate                    % of Aggregate               Dollar Amount
                                Dollar Amount of             Commissions                  of Transactions
Affiliated Broker               Commissions Paid             Paid To Warburg              Paid To Warburg
-----------------               ----------------             ---------------              ---------------
UBS Warburg LLC                      $207                         0.14%                        0.15%

--------------------------------------------------------------------------------
                             SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


          The Company offers A, B, C, D and Y Class Shares. Each Class involves different sales charges, features and expenses as described more fully in the Prospectus.


SALES CHARGE REDUCTIONS AND WAIVERS


          Prior to the date of this Statement of Additional Information, Class A Shares of the Funds were offered subject to the following sales charge schedule:

                                                                                               Amount Reallowed to
                                        Sales Load (as % of      Sales Load (as % of Net        Dealers (as % of
          Purchase Amount                 Offering Price)            Amount Invested)            Offering Price)
          ---------------                 ---------------            ----------------            ---------------
up to $100,000                                 5.00%                      5.26%                       4.00%
$100,000 - $299,999                            4.00%                      4.17%                       3.00%
$300,000 - $599,999                            3.00%                      3.09%                       2.00%
$600,000 - $999,999                            2.00%                      2.04%                       1.00%
$1,000,000 and over                            0.00%

          Waivers of Front-End Sales Charges. Class A Front-End Sales Charge Waivers. Front-end sales charges will be waived if you buy Class A Shares with proceeds from the following sources:

          1. Redemptions from any registered mutual fund for which GAM Services, Brinson Advisors, Inc. ("Brinson Advisors") or any of their affiliates serve as principal underwriter or advisor if you:

          o    Originally paid a front-end sales charge on the shares; and

          o    Reinvest the money within 60 days of the redemption date.

          The Funds' front-end sales charges will also not apply to purchases of Class A Shares by or through:

          2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; active and retired Fund Directors and other persons affiliated with the Funds or GAM Services or its affiliates and their spouses, minor children and trusts; and members of the Board of Directors/Trustees of any investment company for which GAM Services, Brinson Advisors or any of their affiliates serves as principal underwriter.

          3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

          4. Retirement plans, deferred compensation plans and trusts used to fund those plans that have assets of at least $1 million or at least 25 eligible employees.

          5. Broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with GAM Services or Brinson Advisors (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

          6. Employees of broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with GAM Services or Brinson Advisors (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

          7. Insurance company separate accounts.

          8. Shareholders of the Class N shares of any Brinson fund who held such shares at the time they were redesignated as Class A shares.

          9. Reinvestment of capital gains distributions and dividends.

          10. College savings plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code") whose sponsors or administrators have entered into an agreement with GAM Services, Brinson Advisors or any of their affiliates to perform advisory or administrative services.

          11. A UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

          o    you  were  the  Financial   Advisor's  client  at  the  competing
               brokerage firm;

          o within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

          o you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

          12. Companies exchanging shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer.

          13. Accounts managed by an affiliate of GAM Services.

          14. Organizations described in Section 501(c)(3) of the Code.

          15. Charitable remainder trusts.

          16. Certain tax qualified plans of administrators who have entered into a service agreement with GAM Services or the Fund.

          17. Other categories of investors, at the discretion of the Board, as disclosed in the then current Prospectus of the Funds.

          Class C Front-End Sales Charge Waivers. Front-end sales charges will be waived if you buy Class C Shares through a UBS PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm, and

          o    you  were  the  Financial   Advisor's  client  at  the  competing
               brokerage firm;

          o within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

          o you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

          Class D Front-End Sales Charge Waivers. Shares may be offered without the front-end sales charge to active and retired Fund Directors and other persons affiliated with the Fund or GAM Services or its affiliates, registered representatives of broker-dealers having sales agreements with GAM Services, and spouses and minor children of the foregoing persons or trusts; companies exchanging shares with or selling assets to a Fund pursuant to a merger, acquisition or exchange offer; persons investing the proceeds of a redemption of shares of any other investment company managed or sponsored by an affiliate of GAM Services; accounts managed by an affiliate of GAM Services; registered investment advisors and accounts over which they have discretionary authority; organizations providing administrative services with respect to persons in the preceding category; registered investment advisors and other financial services firms that purchase shares for the benefit of their clients participating in a "wrap account" or similar program under which clients pay a fee to the investment advisor or other firm; organizations described in Section 501(c)(3) of the Code; trust companies, bank trust departments; retirement, deferred compensation plans and trusts used to fund those plans; charitable remainder trusts; certain tax qualified plans of administrators who have entered into a service agreement with GAM Services or the Fund; and other categories of investors, at the discretion of the Board, as disclosed in the then current Prospectus of the Funds.

          Large Orders Purchases and Purchases by Eligible Plans. Purchase orders of $1 million or more and all purchase orders by employee retirement plans with more than 100 participants will not be subject to the front-end sales charge on Class A Shares. GAM Services may advance to dealers a commission from its own resources in connection with these purchases based upon cumulative sales in each year or portion thereof except when such orders are received from other registered investment companies or investment funds. GAM Services will pay 1% of sales of more than $1 million but less than $3 million; 0.75% on sales of more than $3 million but less than $5 million, 0.50% on sales of more than $5 million but less than $50 million, and 0.25% on sales of $50 million and above. Those purchases for which GAM Services pays a commission (and the payment of which has not been waived by the dealer) are subject to a 1% contingent deferred sales charge ("CDSC") on any shares sold within 12 months of purchase. In the case of eligible retirement plans, the CDSC will apply to redemptions at the plan level only. 12b-1 fees earned on assets representing large order purchases or purchases by eligible plans will be retained by GAM Services for one year after the purchase is effected in order to reimburse it for a portion of the dealer payment.

          Contingent Deferred Sales Charge Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the applicable period (12 months for Class A; 8, 6, 4, 3 or 2 years, as applicable, for Class B; and one year for Class C) preceding the redemption;
(ii) the current net asset value of shares purchased prior to the applicable period; or (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of other GAM Funds. Moreover, in determining whether a CDSC is applicable, it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.


          In addition, the CDSC, if otherwise applicable, will be waived in the case of:

          (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

          (2) redemptions in connection with minimum required distributions from a qualified corporate or self-employed retirement plan following retirement or attainment of age 70 1/2, or from an IRA or 403(b) Custodial Account following attainment of age 59 1/2, but only with respect to that portion of the minimum distribution which bears the same relation to the entire mandatory distribution as the shares of each class bear to the total assets in the plan;

          (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by an affiliate of GAM Services ("Eligible Plan"), provided that the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants;

          (4) redemptions under the Systematic Withdrawal Plan, subject to a maximum of 10% per year of the account balance, and further subject to a minimum balance of $10,000 at the beginning of the Systemic Withdrawal Plan; and


          (5) in connection with exchanges for shares of the same class of another GAM Fund or a fund for which GAM Services, Brinson Advisors, or one of their affiliates serves as principal underwriter.


          With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in
Section 72(m)(7) of the Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass direct transfer of IRA, 403(b) Custodial Accounts or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.


          Conversion Feature. Class B Shares are sold at net asset value without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on Class B Shares redeemed within six years, four years, three years or two years after purchase, depending on the amount purchased and the date of purchase, as more fully described in the Prospectus. Class B Shares will convert automatically into Class A Shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8), six (6), four (4), three (3) or two (2) years after the date of the original purchase, depending on the amount of Class B Shares purchased and when. In the case of Class B Shares previously exchanged (see "How to Exchange Shares" in the Prospectus), the period of time the shares were held in the GAM Money Market Account is included in the holding period for conversion.

          Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that: (i) the conversion of shares does not constitute a taxable event under the Code, (ii) Class A Shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B Shares immediately prior to the conversion, and (iii) Class A Shares received on conversion will have a holding period that includes the holding period of the converted Class B Shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B Shares would continue to be subject to Class B 12b-1 fees.


--------------------------------------------------------------------------------
                      NET ASSET VALUE, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

          Net Asset Value. Each Fund (except the GAM Japan Capital Fund) determines its net asset value each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays, in addition to Saturdays and Sundays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. GAM Japan Capital Fund determines its net asset value each day the Tokyo Stock Exchange is open for trading.

          Portfolio securities, including ADR's, EDR's and options, which are traded on stock exchanges or a national securities market will be valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market will be valued at the last available bid price in the over-the-counter market prior to the time of valuation. Money market securities will be valued at market value, except that instruments maturing within 60 days of the valuation are valued at amortized cost. The other securities and assets of each Fund for which market quotations may not be readily available (including restricted securities which are subject to limitations as to their sale) will be valued at fair value as determined in good faith by or under the direction of the Board of Directors. Securities quoted in foreign currencies will be converted to United States dollar equivalents using prevailing market exchange rates.

          Suspension Of The Determination Of Net Asset Value. The Board of Directors may suspend the determination of net asset value and, accordingly, redemptions for a Fund for the whole or any part of any period during which (1) the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) the Securities and Exchange Commission may by order permit for the protection of the holders of the Fund's shares.

          Tax Status. Although each Fund is a series of the Company, it is treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to meet certain diversification-of-assets and other requirements in order to qualify under the Code as a regulated investment company. If it qualifies, a Fund will not be subject to United States Federal income tax on net ordinary income and net capital gains which are distributed to its shareholders within certain time periods specified in the Code. Each Fund intends to distribute annually all of its net ordinary income and net capital gains. If a Fund were to fail to distribute timely substantially all such income and gains, it would be subject to Federal corporate income tax and, in certain circumstances, a 4% excise tax on its undistributed income and gains.

          Distributions from net ordinary income and net short-term capital gains are taxable to shareholders as ordinary income. The 70% deduction available to corporations for dividends received from a Fund will apply to ordinary income distributions only to the extent that they are attributable to a Fund's dividend income from United States corporations. Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held by the shareholder. Dividends declared in December will be treated as received in December as long as they are actually paid before February 1 of the following year.

          Income from foreign securities purchased by a Fund may be reduced by a withholding tax at the source. If as of the fiscal year-end of a Fund more than 50% of the Fund's assets are invested in securities of foreign corporations, then the Fund may make an election which will result in the shareholders having the option to elect either to deduct their pro rata share of the foreign taxes paid by the Fund or to use their pro rata share of the foreign taxes paid by the Fund in calculating the foreign tax credit to which they are entitled. Distributions by a Fund will be treated as United States source income for purposes other than computing the foreign tax credit limitation.

          Distributions of net ordinary income or net short-term capital gains received by a non-resident alien individual or foreign corporation which is not engaged in a trade or business in the United States generally will be subject to Federal withholding tax at the rate of 30%, unless such rate is reduced by an applicable income tax treaty to which the United States is a party. However, gains from the sale by such shareholders of shares of the Funds and distributions to such shareholders from long-term capital gains generally will not be subject to the Federal withholding tax.

          Ordinarily, distributions and redemption proceeds earned by a United States shareholder of a Fund are not subject to withholding of Federal income tax. However, distributions or redemption proceeds paid by a Fund to a shareholder may be subject to 20% backup withholding if the shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or an applicable exemption certificate.

          In addition to the Federal income tax consequences described above relating to an investment in a Fund, there may be other Federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisors with respect to the effect of this investment on their own specific situations

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


          The average annual total return of each Fund (other than the GAM American Focus Long/Short Fund, which did not have operations prior to the date of this Statement of Additional Information) for the periods ended December 31, 2001 are set forth in the table below. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested in a Fund to the redemption value at the end of the period. All dividends and distributions are assumed to be reinvested. The results are shown both with and without deduction of the sales load, since the sales load can be waived for certain investors.

                                           AVERAGE ANNUAL TOTAL RETURN (%)
----------------------------------------------------------------------------------------------------------------------


                                         10 Years                      5 Years                      1 Year
                                   (or since inception)                  to                           to
                                   to December 31, 2001           December 31, 2001            December 31, 2001
----------------------------------------------------------------------------------------------------------------------
                                    With         Without         With         Without         With         Without
Fund                               Sales          Sales         Sales          Sales          Sales         Sales
Class (Inception Date)              Load          Load           Load          Load           Load           Load
----------------------------------------------------------------------------------------------------------------------
GAM Global Fund
Class A          5/28/86           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          5/19/98           ______        ______         ______        ______         ______         ______
Class D          10/6/95           ______        ______         ______        ______         ______         ______

GAM International Fund
Class A          1/02/85           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          5/19/98           ______        ______         ______        ______         ______         ______
Class D          9/18/95           ______        ______         ______        ______         ______         ______




                                           AVERAGE ANNUAL TOTAL RETURN (%)
----------------------------------------------------------------------------------------------------------------------
                                         10 Years                      5 Years                      1 Year
                                   (or since inception)                  to                           to
                                   to December 31, 2001           December 31, 2001            December 31, 2001
----------------------------------------------------------------------------------------------------------------------
                                    With         Without         With         Without         With         Without
Fund                               Sales          Sales         Sales          Sales          Sales         Sales
Class (Inception Date)              Load          Load           Load          Load           Load           Load
----------------------------------------------------------------------------------------------------------------------
GAM Europe Fund
Class A          1/01/90           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          5/20/98           ______        ______         ______        ______         ______         ______

GAM Pacific Basin Fund
Class A          5/06/87           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          6/01/98           ______        ______         ______        ______         ______         ______
Class D          10/18/95          ______        ______         ______        ______         ______         ______

GAM Japan Capital Fund
Class A          7/01/94           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          5/19/98           ______        ______         ______        ______         ______         ______

GAM American Focus Fund
Class A          1/01/90           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          7/07/98           ______        ______         ______        ______         ______         ______

GAMerica Capital Fund
Class A          5/12/95           ______        ______         ______        ______         ______         ______
Class B          5/26/98           ______        ______         ______        ______         ______         ______
Class C          5/26/98           ______        ______         ______        ______         ______         ______


          Prospective investors should note that past results may not be indicative of future performance. The investment return and principal value of shares of a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Comparative performance information may be used from time to time in advertising each Fund's shares. The performance of GAM Global Fund may be compared to the Morgan Stanley Capital International ("MSCI") World Index. The performance of GAM International Fund may be compared to the MSCI Europe, Australia, Far East ("EAFE") Index. The performance of GAM Pacific Basin Fund may be compared to the MSCI Pacific Index. The performance of GAM Japan Capital Fund may be compared to the Tokyo Stock Exchange Index. The performance of GAM American Focus Fund, GAM American Focus Long/Short Fund and GAMerica Capital Fund may be compared to the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. The performance of GAM Europe Fund may be compared to the MSCI Europe and Financial Times Actuaries World Indices-Europe. Each stock index is an unmanaged index of common stock prices, converted into U.S. dollars where appropriate. Any index selected by a Fund may not compute total return in the same manner as the Funds and may exclude, for example, dividends paid on stocks included in the index and brokerage or other fees.


--------------------------------------------------------------------------------
                              DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


          GAM Funds, Inc., a Maryland corporation, was organized on May 7, 1984. The Company has eight series of common stock outstanding, each of which may be divided into five classes of shares: Class A, Class B, Class C, Class D and
Class Y Shares. Class B Shares include Sub-Class B-1 Shares, Sub-Class B-2 Shares, Sub-Class B-3 Shares and Sub-Class B-4 Shares. The five classes of shares of a series represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by the Act or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution fees and other expenses of each class. Class D Shares bear higher 12b-1 fees than Class A Shares, which will cause the Class D Shares to pay lower dividends than the Class A Shares. Class B and Class C Shares pay higher 12b-1 fees than Class A and Class D Shares, which will cause the Class B and Class C Shares to pay lower dividends than the Class A and Class D Shares. Class Y Shares do not pay 12b-1 fees. The Directors, in the exercise of their fiduciary duties under the Act and Maryland law, will seek to ensure that no conflicts arise among the classes of shares of a Fund.


          Each share outstanding is entitled to share equally in dividends and other distributions and in the net assets of the respective series on liquidation. Shares are fully paid and non-assessable when issued, freely transferable, have no pre-emptive or subscription rights, and are redeemable and subject to redemption under certain conditions described above. The Funds do not generally issue certificates for shares purchased.

          Each share outstanding entitles the holder to one vote. If a Fund is separately affected by a matter requiring a vote, the shareholders of each such Fund shall vote separately. The Company is not required to hold annual meetings of shareholders, although special meetings will be held for purposes such as electing or removing directors, changing fundamental policies, or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a director as if Section 16
(c) of the Act were applicable.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


          The unaudited financial statements of each Fund, other than the GAM American Focus Long/Short Fund, for the six-month period ended June 30, 2001, are incorporated by reference in this Statement of Additional Information.

          The audited financial statements of each Fund, other than the GAM American Focus Long/Short Fund, for the fiscal year ended December 31, 2000, and the report of the Funds' independent accountants in connection therewith, are included in the 2000 Annual Report to Shareholders and are incorporated by reference in this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(1) Articles of Incorporation of Registrant, as filed with the State of Maryland on May 7, 1984, as amended or supplemented from time to time, are filed herewith as Exhibit No.
           EX-99.a.1.

(a)(2)     Articles Supplementary to the Registrant's Articles of
           Incorporation, adding GAM Global Fund, as filed with the State of Maryland on January 16, 1986, are filed herewith as Exhibit No. EX-99.a.2.

(a)(3) Articles of Amendment to the Registrant's Articles of Incorporation, changing the name of the Registrant from GAM International, Inc. to GAM Funds, Inc., as filed with the State of Maryland on February 18, 1986, are filed herewith as Exhibit No. EX-99.a.3.

(a)(4)     Articles Supplementary to the Registrant's Articles of
           Incorporation, adding GAM Tokyo Fund, as filed with the State of Maryland on December 30, 1986, are filed herewith as Exhibit No. EX-99.a.4.

(a)(5)     Articles Supplementary to the Registrant's Articles of
           Incorporation, adding GAM Pacific Basin Fund, as filed with the State of Maryland on March 10, 1987, are filed herewith as Exhibit No. EX-99.a.5.

(a)(6) Articles of Amendment to the Registrant's Articles of Incorporation, amending the indemnification provisions of Article NINTH and amending Article FIFTH, as filed with the State of Maryland on September 14, 1988, are filed herewith as Exhibit No. EX-99.a.6.

(a)(7)     Articles Supplementary to the Registrant's Articles of
           Incorporation, adding GAM Europe Fund and GAM North America Fund, as filed with the State of Maryland on October 18, 1989, are filed herewith as Exhibit No. EX-99.a.7.

(a)(8)     Articles Supplementary to the Registrant's Articles of
           Incorporation, adding GAM Japan Capital Fund, as filed with the State of Maryland on April 29, 1994, are filed herewith as Exhibit No. EX-99.a.8.

(a)(9)     Articles Supplementary to the Registrant's Articles of
           Incorporation, adding GAMerica Capital Fund and redesignating GAM Tokyo Fund as GAM Asia Capital Fund, as filed with the State of Maryland on March 16, 1995, are filed herewith as Exhibit No. EX-99.a.9.

(a)(10) Articles of Amendment to the Registrant's Articles of Incorporation, redesignating the shares of each of the Funds as Class A Shares, as filed with the State of Maryland on August 30, 1995, are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, as filed with the Commission via EDGAR on April 30, 1996 ("PEA 27").

(a)(11) Articles Supplementary to the Registrant's Articles of Incorporation, adding GAM Mid-Cap U.S. Fund and creating Class D shares of each existing series, as filed with the State of Maryland on August 30, 1995, are incorporated herein by reference to PEA 27.

(a)(12) Articles Supplementary to the Registrant's Articles of Incorporation, increasing the number of authorized shares and allocating such shares among the classes of the existing Funds, as filed with the State of Maryland on December 15, 1995, are filed herewith as Exhibit No. EX-99.a.12.

(a)(13) Certificate of Correction to the Registrant's Articles of Incorporation, correcting he Articles Supplementary filed December 15, 1995, as filed with the State of Maryland on February 22, 1996, is filed herewith as Exhibit No. EX-99.a.13.

(a)(14) Articles Supplementary to the Registrant's Articles of Incorporation, increasing the number of authorized shares and allocating such shares to certain classes of certain Funds, as filed with the State of Maryland on February 22, 1996, are filed herewith as Exhibit No. EX-99.a.14.

(a)(15) Articles Supplementary to Registrant's Articles of Incorporation, increasing the number of authorized shares, adding shares of certain Funds as Class B and Class C shares of the existing series and creating GAM Emerging Markets Capital Fund, as filed with the State of Maryland on May 7, 1998, are filed herewith as Exhibit No. EX-99.a.15.

(a)(16) Articles Supplementary to Registrant's Articles of Incorporation, reallocating shares due to the closing of GAM Asian Capital Fund, as filed with the State of Maryland on May 13, 1999, are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, as filed with the Commission via EDGAR on February 29, 2000 ("PEA 33").

(a)(17) Articles Supplementary to Registrant's Articles of Incorporation, redesignating the Class A, B and C shares of the GAM North America Fund series to reflect a name change to GAM American Focus Fund, as filed with the State of Maryland on June 22, 2001, are filed herewith as Exhibit EX-99.a.17.

(a)(18)    Articles Supplementary to Registrant's Articles of
           Incorporation, adding GAM International Long/Short Fund and GAM American Focus Long/Short Fund series of the Registrant and adding Class Y shares to each of the Funds of the Registrant, are to be filed by amendment.

(b) Second Amended By-Laws of Registrant are incorporated herein by reference to PEA 33.

(c) See Articles FIFTH, SIXTH and EIGHTH of the Registrant's Articles of Incorporation, as filed with the State of Maryland on May 7, 1984, as amended or supplemented from time to time, which is incorporated herein by reference.

           See also, the following sections of the Second Amended By-Laws of the Registrant, which are incorporated herein by reference:
           By-Law Two: Stockholders; By-Law Three: Directors, Article 3.3, Majority To Be Elected by Stockholders; By-Law Five: General Provisions, Article 5.1, Waiver of Notice; and By-Law Six:
           Certificates of Stock.

(d)(1) Amended and Restated Investment Advisory Agreement with GAM International Management Limited, dated December 17, 1999, is incorporated herein by reference to PEA 33.

(d)(2)     Investment Advisory Agreement  (Interim) with Global Asset Management
           (USA), Inc., dated March 26, 2001, is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, as filed with the Commission via EDGAR on April 23, 2001 ("PEA 34").

(d)(3)     Investment  Advisory  Agreement  with Global  Asset  Management
           (USA)  Inc.,  dated April 25,  2001,  as approved by the Board of
           Directors   and   effective   upon   shareholder   approval,   is
           incorporated herein by reference to PEA 34.

(d)(4) Amendment to Amended and Restated Investment Advisory Agreement with GAM International Management Limited, dated December 17, 1999, as approved by the Board of Directors and effective upon shareholder approval of the Investment Advisory Agreement with Global Asset Management (USA) Inc., dated April 25, 2001, is incorporated herein by reference to PEA 34.

(d)(5) Amended and Restated Investment Advisory Agreement with Global Asset Management (USA) Inc., dated October 23, 2001, adding the GAM American Focus Long/Short Fund series of the Registrant, is filed herewith as Exhibit No. EX-99.d.5.

(e)(1) Third Amended and Restated Distribution Agreement for Class A Shares with GAM Services, Inc., dated as of May 1, 2000, is filed herewith as Exhibit No. EX-99.e.1.

(e)(2) First Amended and Restated Distribution Agreement for Class B Shares with GAM Services, Inc., dated as of May 1, 2000, is filed herewith as Exhibit No. EX-99.e.2.

(e)(3) First Amended and Restated Distribution Agreement for Class C Shares with GAM Services, Inc., dated as of May 1, 2000, is filed herewith as Exhibit No. EX-99.e.3.

(e)(4) Second Amended and Restated Distribution Agreement for Class D Shares with GAM Services, Inc., dated as of May 1, 2000, is filed herewith as Exhibit No. EX-99.e.4.

(e)(5) Distribution Agreement for Class Y Shares with GAM Services, Inc., dated as of October 23, 2001, is filed herewith as Exhibit No. EX-99.e.5.

(f)        Not Applicable.

(g)(1) Custodian Agreement with Brown Brothers Harriman & Co., dated June 27, 2001, is filed herewith as Exhibit No. EX-99.g.1.

(g)(2) Addendum dated November 12, 2001 to the Custodian Agreement with Brown Brothers Harriman & Co., dated June 27, 2001, adding the GAM International Long/Short Fund and the GAM American Focus Long/Short Fund series of the Registrant, is filed herewith as Exhibit No. EX-99.g.2.

(h)(1) Administration Agreement with Brown Brothers Harriman & Co., dated October 1, 1995, is incorporated herein by reference to PEA 28.

(h)(2) Transfer Agency Agreement with State Street Bank and Trust Company, dated April 26, 1999, is incorporated herein by reference to PEA 33.

(h)(3) Addendum dated November 12, 2001 to the Administration Agreement with Brown Brothers Harriman & Co., dated October 1, 1995, adding the GAM International Long/Short Fund and the GAM American Focus Long/Short Fund series of the Registrant, is filed herewith as Exhibit No. EX-99.h.3.

(h)(4) Addendum dated November 12, 2001 to the Transfer Agency Agreement with State Street Bank and Trust Company, dated April 26, 1999, adding the GAM International Long/Short Fund and the GAM American Focus Long/Short Fund series of the Registrant, is filed herewith as Exhibit No. EX-99.h.4.

(i)        Legal opinion of Coudert Brothers is to be filed by amendment.

(j)(1) Consent of PricewaterhouseCoopers is filed herewith as Exhibit No. EX-99.j.1.

(j)(2) Powers of Attorney for Mr. Landau, Mr. McGuire, Mr. Weiser, and Dr. Poschadel are incorporated herein by reference to PEA 34.

(k)        Not Applicable.

(l)        None.

(m)(1) First Amended Plan of Distribution for Class A Shares, adopted by the Registrant pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the "1940
           Act"), is filed herewith as Exhibit No. EX-99.m.1.

(m)(2) First Amended Plan of Distribution for Class B Shares, adopted by the Registrant pursuant to Rule 12b-1 under the 1940 Act, is filed herewith as Exhibit No. EX-99.m.2.

(m)(3) First Amended Plan of Distribution for Class C Shares, adopted by the Registrant pursuant to Rule 12b-1 under the 1940 Act, is filed herewith as Exhibit No. EX-99.m.3.

(m)(4) First Amended Plan of Distribution for Class D Shares, adopted by the Registrant pursuant to Rule 12b-1 under the 1940 Act, is filed herewith as Exhibit No. EX-99.m.4.

(m)(5) Second Amended Plan of Distribution for Class A Shares, adopted by the Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act to be effective upon the effectiveness of the Registrant's post-effective amendment no. 35, is filed herewith as Exhibit No. EX-99.m.5.

(m)(6) Second Amended Plan of Distribution for Class B Shares, adopted by the Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act to be effective upon the effectiveness of the Registrant's post-effective amendment no. 35, is filed herewith as Exhibit No. EX-99.m.6.

(m)(7) Second Amended Plan of Distribution for Class C Shares, adopted by the Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act to be effective upon the effectiveness of the Registrant's post-effective amendment no. 35, is filed herewith as Exhibit No. EX-99.m.7.

(m)(8) Second Amended Plan of Distribution for Class D Shares, adopted by the Registrant on October 23, 2001 pursuant to Rule 12b-1 under the 1940 Act to be effective upon the effectiveness of the Registrant's post-effective amendment no. 35, is filed herewith as Exhibit No. EX-99.m.8.

(n)(1) Rule 18f-3 Multiple Class Plan for Classes A, B, C and D shares adopted by the Registrant pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to PEA 30.

(n)(2) Rule 18f-3 Multiple Class Plan for Classes A, B, C, D and Y shares adopted by the Registrant on October 23, 2001 pursuant to Rule 18f-3 under the 1940 Act to be effective upon the effectiveness of the Registrant's post-effective amendment no. 35 is filed herewith as Exhibit No. EX-99.n.2.

(o)        Reserved.

(p) Joint Code of Ethics for Global Asset Management (USA) Inc., GAM International Management Limited, GAM Investments, Inc., GAM Services, Inc. and the Registrant, pursuant to Rule 17j-1 of the 1940 Act, is filed herewith as Exhibit No. EX-99.p.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

     All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article NINTH of the Articles of Incorporation of the Registrant, as amended, for a more complete description of matters related to indemnification.

     GAM Services Inc. ("GAM Services"), the Registrant's principal underwriter, will be indemnified against all claims, demands, liabilities and expenses which may be incurred by it arising out of any untrue statement, or alleged untrue statement, of a material fact contained in the Registrant's registration statement or material omission, or alleged material omission, therein.


ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

     GAM International Management Limited and Global Asset Management (USA) Inc. are the co-investment advisors to the Registrant. Global Asset Management (USA) Inc. also provides investment advisory services to a number of other investment companies.

                      GAM INTERNATIONAL MANAGEMENT LIMITED

Name and Address                         Principal Occupations During the Past Two Years

DR. BURKHARD POSCHADEL                2000 to present - Group Chief Executive Officer, Global
Global Asset Management (USA) Inc.    Asset Management Limited, 12 St. James's Place, London
135 East 57th Street                  SW1A 1NX; 1998-2000 - Head of Human Resources, UBS AG,
New York, NY 10022                    Gartenstrasse 9, Basel, CH 4052.

ANDREW WILLS (Director)               July 1986 to  present -  Financial  Services  Controller,
Global Asset Management Limited       GAM  International  Management  Limited,  12 St.  James's
12 St. James's Place                  Place, London SW1A 1NX, United Kingdom.
London SW1A 1NX
United Kingdom

ANDREW HANGES (Director)              November 2000 to present - Chief Executive Officer and
Global Asset Management Limited       Director, GAM International Management Limited, Global
12 St. James's Place                  Asset Management Limited, Global Asset Management (UK)
London SW1A 1NX                       Ltd., 12 St. James's Place, London SW1A 1NX, United
United Kingdom                        Kingdom; February 1997 to present - Director -
                                      Operations, Global Asset Management (UK) Ltd., 12 St.
                                      James's Place, London SW1A 1NX, United Kingdom.

GORDON DAVID GRENDER (Director)       May 1983 to present  - Independent Contractor, Global
Global Asset Management Limited       Asset Management (UK) Ltd., 12 St. James's Place, London
12 St. James's Place                  SW1A 1NX, United Kingdom; 1994 to present - Director,
London SW1A 1NX                       GAM International Management Ltd., 12 St. James's Place,
United Kingdom                        London SW1A 1NX, United Kingdom.

                       GLOBAL ASSET MANAGEMENT (USA) INC.

Name and Address                         Principal Occupations During the Past Two Years

DR. BURKHARD POSCHADEL                Business Background: May 2000 to Present, President and
President and Director                Director, Global Asset Management (USA) Inc., 135 East
Global Asset Management (USA) Inc.    57th Street, New York, NY 10022; May 2000-Present, Chief
135 East 57th Street                  Executive Officer, Global Asset Management Limited
New York, NY 10022                    (Zurich), Klaustrasse 10, 8034 Zurich, Switzerland; 1984
                                      - 2000, Head of Human Resources, UBS AG, Gartenstrasse 9,
                                      Basel, CH 4052.

BENJAMIN FRANKLIN LENHARDT JR.        Business Background: May 2000 to Present, Director,
Director; President, CEO and Managing Global Asset Management (USA) Inc., 135 East 57th
  Director of Brinson Partners        Street, New York, NY; 1995 to Present, Director, UBS
UBS Asset Management                  Brinson, Inc., 209 South LaSalle Street, Chicago, IL.
209 S. LaSalle Street
Chicago, IL

DAVID ALAN ANDERSON                   Business Background: March 1998 to present, Managing
Managing Director-Clients - Americas  Director-Clients - Americas, Global Asset Management
Global Asset Management (USA) Inc.    (USA) Inc., 135 East 57th Street, New York, NY; since
135 East 57th Street                  July 1995, Registered Principal, GAM Services, Inc., 135
New York, NY 10022                    East 57th Street, New York, NY.

JOZEF C. HENDRIKS                     Business Background: December 1995 to present, Director,
Director                              Global Asset Management (USA) Inc., 135 East 57th
Global Asset Management               Street, New York, NY.
  Limited (Bermuda)
45 Wessex Street
Hamilton, Bermuda

KEVIN JOHN BLANCHFIELD                Business Background: November 1993 to present, Chief
Chief Operating Officer, Treasurer    Operating Officer, Treasurer and Managing Director,
  and Managing Director               Global Asset Management (USA) Inc., GAM Funds, Inc., GAM
Global Asset Management (USA) Inc.    Investments, Inc. and GAM Services, Inc., 135 East 57th
135 East 57th Street                  Street, New York, NY.
New York, NY 10022


JOSEPH J. ALLESSIE                    Business Background: February 1999 to present, General
General Counsel and                   Counsel and Corporate Secretary, Global Asset Management
  Corporate Secretary                 (USA) Inc., GAM Funds, Inc., GAM Investments Inc., and
Global Asset Management (USA) Inc.    GAM Services Inc., 135 East 57th Street, New York, NY.
135 East 57th Street
New York, NY 10022

TERESA B. RIGGIN                      Business Background: January 1994 to present, Vice
Vice President - Administration       President - Administration, Global Asset Management
Global Asset Management (USA) Inc.    (USA) Inc., GAM Funds, Inc., GAM Investments, Inc. and
135 East 57th Street                  GAM Services, Inc, 135 East 57th Street, New York, NY.
New York, NY 10022

JOHN LOUIS GRIFFITH, JR.              Business Background: April 1999 to present, Managing
Managing Director -                   Director-Institutional Division, Global Asset Management
  Institutional Division              (USA), Inc., 135 East 57th Street, New York, NY.
Global Asset Management (USA) Inc.
135 East 57th Street
New York, NY 10022

                                       7

CRAIG S. MORONG                       Business Background: November 1995 to present, Managing
Managing Director -                   Director - International Distribution, Global Asset
  International Distribution          Management (USA) Inc., 135 East 57th Street, New York, NY.
Global Asset Management (USA) Inc.
135 East 57th Street
New York, NY 10022

JAMES A. ABATE                        Business Background: January 2001 to present, Investment
Investment Director                   Director, Global Asset Management (USA) Inc., 135 East
Global Asset Management (USA) Inc.    57th Street, New York, NY; 1995-2000, Managing
135 East 57th Street                  Director/Portfolio Manager, Credit Suisse Asset
New York, NY 10022                    Management, 153 East 53rd Street, New York, NY.

NANCY S. ANDREWS                      Business Background: September 2000 to present,
Investment Manager                    Investment Manager in the GAM Multi-Manager Group,
Global Asset Management (USA) Inc.    Global Asset Management (USA) Inc., 135 East 57th
135 East 57th Street                  Street, New York, NY; 1995-2000, Director of Trading,
New York, NY 10022                    Computer Trading Corporation, 1 World Financial Center,
                                      23rd Floor, New York, NY.


ITEM 27.   PRINCIPAL UNDERWRITERS.

(a)  None.

(b)  Name and Principal                Position & Offices                 Positions & Offices
     Business Address                  with Underwriter                   with Registrant
     ----------------                  ------------------                 --------------------
    Kevin J. Blanchfield            Chief Operating Officer,            Vice President and Treasurer
    135 East 57th Street            Treasurer and Director
    New York, NY 10022

    Joseph J. Allessie              General Counsel and Secretary       General Counsel and Secretary
    135 East 57th Street
    New York, NY 10022

    Teresa B. Riggin                Vice President -                    Assistant Secretary
    135 East 57th Street            Administration and Assistant
    New York, NY 10022              Secretary


(c)  Not Applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Rule 31a-1(a) of the Act are maintained as follows:

Accounts and Records
Pursuant to Rule:                                Location

31a - 1(b)(1)                            Brown Brothers Harriman & Co.
31a - 1(b)(2)(i)                         40 Water Street
31a - 1(b)(2)(ii)                        Boston, Massachusetts 02109
31a - 1(b)(2)(iii)
31a - 1(b)(3)
31a - 1(b)(5)-(8)
31a - 1(b)(10)

31a - 1(b)(1)                            Boston Financial Data Services, Inc.
31a - 1(b)(2)(iv)                        PO Box 8264
                                         Boston, MA 02266

31a - 1(b)(9)-(11)                       GAM International Management Limited
                                         12 St. James's Place
                                         London SW1A 1NX, England

                                         Global Asset Management (USA) Inc.
                                         135 East 57th Street
                                         New York, NY 10022

31a - 1(b)(4)                            Coudert Brothers
                                         1114 Avenue of the Americas
                                         New York, New York 10036

                                         Global Asset Management (USA) Inc.
                                         135 East 57th Street
                                         New York, NY 10022


ITEM 29.   MANAGEMENT SERVICES.

           Not Applicable.


ITEM 30.   UNDERTAKINGS.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 16th day of November, 2001.


                                    GAM Funds, Inc.


                                    /s/ Joseph J. Allessie
                                    --------------------------------------------
                                    Joseph J. Allessie
                                    Secretary


     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Signature                                     Title                          Date
/s/ Dr. Burkhard Poschadel*            President and Director           November 16, 2001
-------------------------------
Dr. Burkhard Poschadel
(Principal Executive Officer)

/s/ Kevin J. Blanchfield               Vice President and Treasurer     November 16, 2001
-------------------------------        (Principal Financial
Kevin J. Blanchfield                   and Accounting Officer)


/s/ Roland Weiser*                     Director                         November 16, 2001
-------------------------------
Roland Weiser

/s/ George W. Landau*                  Director                         November 16, 2001
-------------------------------
George W. Landau

/s/ Robert J. McGuire*                 Director                         November 16, 2001
-------------------------------
Robert J. McGuire


         * By  /s/ Joseph J. Allessie
               -----------------------------
                Executed by Joseph J. Allessie on behalf of those indicated pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A as filed with the Commission on April 23, 2001.

                                  EXHIBIT INDEX


FORM N-1A

                                                                          EDGAR
EXHIBIT NO.                         DESCRIPTION                         EXHIBIT NO.
Item 23(a)(1)    Articles of Incorporation as filed in the State of      EX-99.a.1
                 Maryland ("MD") on May 7, 1984

Item 23(a)(2)    Articles Supplementary as filed in MD on January 16,    EX-99.a.2
                 1986

Item 23(a)(3)    Articles of Amendment as filed in MD on February 18,    EX-99.a.3
                 1986

Item 23(a)(4)    Articles Supplementary as filed in MD on December 30,   EX-99.a.4
                 1986

Item 23(a)(5)    Articles Supplementary as filed in MD on March 10,      EX-99.a.5
                 1987

Item 23(a)(6)    Articles of Amendment as filed in MD on September 14,   EX-99.a.6
                 1988

Item 23(a)(7)    Articles Supplementary as filed in MD on October 18,    EX-99.a.7
                 1989

Item 23(a)(8)    Articles Supplementary as filed in MD on April 29,      EX-99.a.8
                 1994

Item 23(a)(9)    Articles Supplementary as filed in MD on March 16,      EX-99.a.9
                 1995

Item 23(a)(12)   Articles Supplementary as filed in MD on December 15,   EX-99.a.12
                 1995

Item 23(a)(13)   Certificate of Correction as filed in MD on February    EX-99.a.13
                 22, 1996

Item 23(a)(14)   Articles Supplementary as filed in MD on February 22,   EX-99.a.14
                 1996

Item 23(a)(15)   Articles Supplementary as filed in MD on May 7, 1998    EX-99.a.15

Item 23(a)(17)   Articles Supplementary as filed in MD on June 22, 2001  EX-99.a.17

Item 23(d)(5)    Amended and Restated Investment Advisory Agreement      EX-99.d.5

                                       11

Item 23(e)(1)    Third Amended and Restated Distribution Agreement for   EX-99.e.1
                 Class A Shares

Item 23(e)(2)    First Amended and Restated Distribution Agreement for   EX-99.e.2
                 Class B Shares

Item 23(e)(3)    First Amended and Restated Distribution Agreement for   EX-99.e.3
                 Class C Shares

Item 23(e)(4)    Second Amended and Restated Distribution Agreement      EX-99.e.4
                 for Class D Shares

Item 23(e)(5)    Distribution Agreement for Class Y Shares               EX-99.e.5

Item 23(g)(1)    Custodian Agreement with Brown Brothers Harriman & Co.  EX-99.g.1

Item 23(g)(2)    Addendum to Custodian Agreement                         EX-99.g.2

Item 23(h)(3)    Addendum to Administration Agreement                    EX-99.h.3

Item 23(h)(4)    Addendum to Transfer Agency Agreement                   EX-99.h.4

Item 23(j)(1)    Consent of Auditors                                     EX-99.j.1

Item 23(m)(1)    First Amended Plan of Distribution for Class A Shares   EX-99.m.1

Item 23(m)(2)    First Amended Plan of Distribution for Class B Shares   EX-99.m.2

Item 23(m)(3)    First Amended Plan of Distribution for Class C Shares   EX-99.m.3

Item 23(m)(4)    First Amended Plan of Distribution for Class D Shares   EX-99.m.4

Item 23(m)(5)    Second Amended Plan of Distribution for Class A Shares  EX-99.m.5

Item 23(m)(6)    Second Amended Plan of Distribution for Class B Shares  EX-99.m.6

Item 23(m)(7)    Second Amended Plan of Distribution for Class C Shares  EX-99.m.7

Item 23(m)(8)    Second Amended Plan of Distribution for Class D Shares  EX-99.m.8

Item 23(n)(2)    Rule 18f-3 Multiple Class Plan for Classes A, B, C,     EX-99.n.2
                 D and Y

Item 23(p)       Joint Code of Ethics                                    EX-99.p



                                       12